Exhibit 99.1 Schedule 6

LOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
607112823	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower called in to verify the terms of the forbearance plan, agent advised wil show as $0.00 a month for 6 months on statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An assumption was executed per notes dated XX/XX/XXXX.	05/31/2020	04/30/2020
607111861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  Borrower promised to pay and advised of reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  01/10/2020 inbound call borrower scheduled payment $XXXX.XX by 01/16/2020. Borrower advised that payment was made today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine D8the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  The borrower called in to state that she received a notice from her hazard insurance company that her policy has been cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. No disaster damage was reported.	05/31/2020	01/31/2020
607110125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111711	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The customer called to make a payment of $XXXX.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/07/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute cited on 05/07/2020 was cited as being resolved on 05/07/2020 providing payment history. A research request was cited as being resolved on 05/29/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A+D22	05/31/2020	05/29/2020
607112503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  Borrower made a promise to pay on the website by 3/25/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111172	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called to inquired on billing statement showing due for May. The borrower was advised. The borrower was advised that auto pay was cancelled once she signed up for Forbearance Plan. The borrower stated that she would make the May's installment online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/19/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal credit dispute against the Servicer on 03/19/2019; the dispute was resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019.  Per the comments, the borrower called inquiring if the surplus had been mailed. Borrower made a future promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/05/2020
607110716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The borrower called setup forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX. No damages were reported.	05/31/2020	03/15/2020
607111155	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/27/2020
607110045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112636	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/12/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed payments due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  5/14/20: spoke to borrower.  borrower is making two payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110420	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2018.  Authorized third party with XXX requesting a payoff.  Bank trying to do refinance or do a short pay on the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111251	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called on 5/27/2020 to request a pay history..
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/12/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted to dispute negative credit reporting in 2017, 2018, and 2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments XX/XX/XXXX indicate subject is in a XXX Disaster area for XXX. No damages were reported.	05/31/2020	05/30/2020
607112434	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Borrower called in returning agents call and was provided with total amount due. Borrower stated will make payment at end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  The commentary dated XX/XX/XXXX reflect the chapter XX is closed.  The discharge or dismissal date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112844	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2020.  The authorized related was informed that the loan should board in 7 days during the welcome call.  02/22/2020, received a call from the adult child of the borrower regarding insurance stating that the servicer paid the wrong company.  The servicer could not discuss the account with them because they were not confirmed as an authorized 3rd party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. No disaster damage was reported. A monitored insurance claim was filed for unspecified damage and a recovery check for $X.XX was released per notes dated XX/XX/XXXX. The final inspection dated XX/XX/XXXX verified that the repairs were 100% completed per notes dated XX/XX/XXXX. All recovery funds were released as of XX/XX/XXXX and the claim was closed on XX/XX/XXXX.	05/31/2020	03/03/2020
607111273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  The borrower made a promise to pay on 10/2/12019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112850	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.  Borrower called in to discuss a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The property has 2 tracts of land and two separate mortgages and the foreclosure attorney requested clarification as to which were to be included.  The property is a duplex. Also, there is an unreleased prior mortgage on title.  The foreclosure was closed prior to the title issues being resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112786	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020.  The borrower reported no property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a XXX disaster area due to XXX noted on XX/XX/XXXX. No damages were reported.	05/31/2020	03/15/2020
607110101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called about pandemic and was upset about late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a XXX disaster area due to XXX in XXXX. No damage to the property.	05/31/2020	05/30/2020
607110191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020.  On 01/02/2020 borrower contacted servicer for promise to pay of 3 payments, October, November and December totaling $XXXX.XX on 01/07/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called to submit the August 2019 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111919	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112313	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  Borrower called to request 1098 information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/06/2020
607111818	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 10/01/2017 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110864	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  On 02/17/2020 borrower contacted servicer regarding partial payment feature disable, servicer provided alternative option for payment. Servicer also sent paperless option to borrower email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110820	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called in to submit 2 payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/25/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show servicer received a credit dispute to update the reporting bankruptcy information. This was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/18/2020
607111807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111764	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Authorized third party send in documentation for the deceased borrowers.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112416	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called to confirm payment for 05/01/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/01/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a dispute regarding misapplied payment on the account.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607111958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  Borrower called in to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  Borrower called regarding escrow and stated that she would contact county to verify if payment had been made; payment iao $793.28 PTP by 2/14/20 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112631	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called to see if they could get a home equity line of credit.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/21/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/20/2020
607110342	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112718	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Borrower called in to inquiry if reinstatement amount had been received, advised yes loan is current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  Borrower made a promise to pay $XXXX.XX on 12/20/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110832	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 10/02/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Last contact with the borrower they stated they should only be one month behind. The customer was advised of the amount to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  Borrower called to set up payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110280	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  There is no notes on chapter or case
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Borrower called in to authorize a family member in regard to the forbearance questions.  Agent reviewed the options once forbearance if over such as reinstatement, repayment plan and modification but advised modification was not a guarantee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110000	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Discussed forbearance plan with borrower but call was unable to be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112783	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The borrower called in regards to billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111171	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower called in regarding letter received and the agent advised borrower that the loan is not in foreclosure demand and the loan is only due for 08/01/2019 and can disregard the demand letter.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/02/2014.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing credit reporting. The servicer reviewed and made a credit correction suppressing 02/2015 - 02/2019 due to discharged chapter XX with no reaffirmation.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110877	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Unauthorized third party called in stating the borrower stole money from them to make the monthly payment and they are wanting to be refunded. Party was informed that since they were not authorized on the account there was nothing the rep can do for them. Third party requested  to be transferred to someone else. Call was transferred to escalation for additional assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/14/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing fees and needs a better understanding on the late fees and the agent provided. Borrower paid the late fee in amount of $101.19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112787	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called in and stated a payment made 01/2019 had not been applied to the account The borrower was advised to send in proof of payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/26/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed that a payment made was not applied to the account. The account was reviewed and the borrower was advised.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Discharge/dismissed date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111614	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2019.  The customer discussed general information and confirmed scheduled payments to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower advised does not need assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607111802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  On 01/15/2020 Borrower called and made a payment. Reason for default illness of family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called to discuss a payment to see if it was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  The borrower called in to make a payment and stated that their only source of income is social security.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower advised that account would be brought current within following 2 weeks
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Borrower called inbound to discuss account status, also gave reason for default as unemployment. Borrower discussed their situation and stated that they are making a payment arrangement for February's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called in to get information on last payment posted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111056	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  The servicer called and spoke with borrower who made a promise to pay $XXXX.XX on 10/18/2019 via web.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/18/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing credit reporting. The servicer reviewed account and submitted update to credit reporting agencies in effort to correct the payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111974	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110940	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  The borrower called on 5/2/19 to confirm her monthly payment amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/11/2020
607110535	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  12/17/19-Borrower called in promise to pay $XXX online on 12/19/2019.

03/31/20-The borrower called in to reinstate the account, promised pay $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112328	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Borrower called in borrower is returned a scam call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Borrower scheduled a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112854	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  Last contact with the borrower they called to state they made a payment and they were interested in auto payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/17/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower thought their payments were set up on auto pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/10/2020
607112744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower called regarding misapplication of is payment. A reversal request was submitted and the funds were correctly applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110540	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  Borrower was contacted in which the borrower is advised of when automatic payment can be set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2020.  03/07/2020 borrower stated he received a letter to call and tat there appears to e nothing wrong with his account, borrower scheduled a payment for 03/11/2020 $742.84
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  The borrower made a payment. The borrower was also advised of options to avoid Foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111661	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Spoke with authorized third party regarding a document request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/08/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated lender raised the payment without notice and they were unaware they had been making partial payments because their bank pays mortgage online every month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  The borrower inquired about the amount disbursed for insurance premium versus they believed was due; servicer stated the declarations page is missing borrower indicated they would contact their agent to find out the correct amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111583	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower called in to verify the check status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Chap XX XXX  Filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  The borrower made a promise to pay $XXX, by 11/19/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower wanted to make a payment hardship of curtailment of income due to the pandemic set up on plan.
05/11/2020-Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110241	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  The borrower contacted the servicer to schedule a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The last contact was made on 4/28/2020, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607110876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  Borrower called in on 02/13/2020 to make a monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019.  Authorized third party (Borrower's Husband) called inbound to make a payment, gave reason for default as servicing problem. Set up a payment for $XXXX.XX to be paid on 12-10-2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607111063	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called in stating they were notified by their home owners insurance that they were going to cancel them due to lack of payment. Rep informed borrower that the account reflects the hazard insurance is paid current and active. The payment was made through escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/01/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX comments noted on XX/XX/XXXX, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	05/31/2020	05/30/2020
607110971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  Third party called in to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called in to process a payment to reinstate the account in the amount of $XXXX.XX.  Agent advise of forbearance plan if needed int he future. Borrower advised of curtailment of income due to being on workmans comp.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  Borrower called in wanting to know why after finishing 5 month repayment plan is still owing $200.00, was transferred to loss mitigation but call dropped
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019.  Borrower called in for refinance information and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Comments show contact with borrower discussing reinstatement breakdown, borrower thought balance would be paid down more.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2019.  Borrower stated that her credit report is showing that she has two loans.  Research request, credit dispute was resolved, submitted correction to the bureaus.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112541	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called to discuss the 1098's, and added authorization for 3rd party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower advised billing statements are not the actual amount due to bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607111933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  Customer called in reason for default is due to payment adjustment- promises to pay $692.96 by 11/26/2019 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110048	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 04/12/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower scheduled payments for 04/28/2020 and 05/20/2020 and discussed billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower made a promise to pay $XXX on 2/24/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Borrower called in returning agents call and made a promise to pay $XXX.XX by 03/17/2020 via web. The agent submitted a request for a one time courtesy late fee removal in amount of $22.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/12/2020
607110010	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  The borrower was upset because they had been trying to resolve an escrow issue for 4 months. The specific issue is not detailed and the borrower was tranferred to managment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/30/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  The borrower was upset because they had been trying to resolve an escrow issue for 4 months. The specific issue is not detailed and the borrower was tranferred to managment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110912	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  The servicer called and spoke with borrower and provided total amount due. Borrower stated will be making payment online today or tomorrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/07/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute the increase in escrow.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110753	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2019.  Borrower was advised of TAD and accepted repayment plan iao $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The borrower called in to see if forbearance payments will be forgiven.  The servicer advised no.  The borrower was impacted by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110256	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019.  Per the comments, the borrower agreed to a 6 month repayment plan starting October 2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019.  Borrower made two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  The borrower called to discuss refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112597	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower called in with online account and borrower was advised will need to make a whole new online account. The agent walked borrower through setting up new account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  Borrower called to make a payment for today and another for Thursday; stated they will be bringing their account current by the end of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  3rd party (borrowers spouse)  called in and wanted to make a payment for June and stated the July payment will be made by the end of the month.
On 1/31/2020, Servicer called 3rd party to see if account was current. Advised yes payment is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607110847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower called to discuss account and request a late fee removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111115	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/16/2020
607110722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  chapter XX bankruptcy discharged without reaffirmation
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110149	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower called to verify the pending payment for 08/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  The customer called in to discuss the account. The caller was the borrower's wife, a 3rd party caller, she was not authorized to discuss. The caller was advised that they would need a written authorization from the borrower to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110195	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  On XX/XX/XXXX the account noted an MFR was granted. (Specific filing / granted date's were not provided).
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111443	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  On 01/17/2020, the borrower called to make a of $XXXX.XX and states will make another payment at the end of the month. Borrower verified demographics. No additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112574	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Called borrower and borrower promised to pay $XXX by 02/18/2020 via Web. Scheduled: 02/14/2020
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/13/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute why the whole payment was not taken for Dec. Borrower is saying that the agent did advised of the payment change. Borrower told agent to get her manager to review the call
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111445	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Borrower called regarding insurance policy.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/07/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed payments made to the prior servicer. The agent reviewed the payment history and suggested compare to the bank statements. The loan history was sent to the borrower by email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110946	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020.  The borrower called to dispute the late fees on the account and stated that she will make the March payment on the 27th.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/26/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and later resolved on 03/31.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112726	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.  The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019.  Borrower called in to make a payment but did not want to pay the $19.00 fee. The agent advised borrower of different options to send in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110063	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  The borrower called to see if they could get on another repayment plan due to income being received at the end of the month which would make the payment after the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Comments show contact with borrower regarding refinance options, the servicer informed the borrower they were behind on two payment and it wouldnt be possible. Borrower advised would make payment soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/23/2020
607112763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Borrower called to make a payment requested temporary password to set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110739	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  Last spoke to borrower when they were called outbound on 1/14/2020 loan was reinstated and no longer delinquent Borrower contacted Servicer to make a payment and discussed financial hardship options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/14/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated they had paid the November payment along with the earlier shortage and service stated payment was still due for Nov 2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607112564	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2020.  The borrower can't access online account sent a temp pw and sent a copy of the transaction history via email
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower requested the comment noted on the credit report "in dispute" be removed. On 12/31/2019 the credit dispute was resolved, service transfer. A verbal credit reporting dispute was placed on 10/25/2019 and resolved on 11/25/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by a XXX as noted on XX/XX/XXXX. There is no evidence of damage to the property.	05/31/2020	04/30/2020
607111191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2019.  Authorized third party called to make a payment of $XXX for 12/30/2019 and advised does not want loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/16/2020
607112808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020.  Authorized third party called in to check status of insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  comments indicated new bankruptcy filing
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111013	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  The borrower was contacted regarding payment and stated is self employed and has not had income for the last 2 months, will call back Monday to discuss options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The comments dated XX/XX/XXXX states borrower's insurance company dropped their policy due to the customer needing a new XXX. The borrower estimated the cost of repairs at $X.XX.  Borrower stated cannot afford XXX. The borrower noted on XX/XX/XXXX has not completed the repairs on XXX and there is no evidence the repairs were completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607111073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  Borrower called to advised unemployed due to pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607112725	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  4/23/20: borrower called inquirty about his forbearance plan.  borrower request to removed the forbearance plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110781	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  Spoke to Borrower and discuss billing statement
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/12/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the credit and balance reporting during the bankruptcy.  The issue was noted as resolved on 02/20/2020.  The account was verified as not reporting to the credit agencies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112441	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2019.  Borrower called promises to make a payment in the amount of $XXX on 11/30/2019, confirmation number XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112836	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  Borrower called in to schedule payment for 3/10/20  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/19/2020
607111781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The borrower called in regarding the loan number to confirm it is the same as the account number and also the wiring information for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110725	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019.  Borrower called in states unable to make payment until first week of February due to health issues and grand baby in ICU. Borrower promise to make 3 payments to cover December, January and February payment first week of February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  The borrower called on 01/24/2020 to discuss the billing statements, bankruptcy status, and making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607111677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020.  The borrower called on 01/03/2020 to remove his mother from phone number as the home phone number on the file. Servicer went over workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Performed welcome call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019.  On 11/06/2019 Borrower called and made a payment for 2 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Spoke with borrower, payment information inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2020.  The servicer called the borrower regarding payment. The borrower made a promise to pay of $XXXX.XX for 2/25/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX. No damages were reported.	05/31/2020	02/29/2020
607112660	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2019.  Borrower called in to inquire about the next payment due.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower called in regards to refinance options and was provided information for paperless and for automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower called to see if funds had cleared bank. The borrower was advised that the funds were rejected and to contact her bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments show there was a bankruptcy associated with this loan but there is very little to no information about any milestones or type of bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112789	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Borrower called to make sure the the mortgage insurance has been removed from loan.  Agent confirmed removal and stated last disbursement was September 2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/21/2020
607112395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  Borrower called inbound inquiring why a late payment shows up on their credit report, borrower was advised that this is due to the fact that it refers to previous months and it reflects accurately.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Actual discharged date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  The servicer discussed payment misapplication with the borrower. Transaction was reversed and applied towards payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112828	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2019.  The borrower asked why payment went up and asked for assistance making November payment online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/19/2020
607112478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called in to inquire about 1098 year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019.  The customer stated that he could not talk and will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111180	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2019.  On 11/22/2019 Borrower called made a payment and stated will make another payment on Friday.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/28/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  06/28/2019 States payment dispute. Dispute was resolved. Borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  inbound call from 3rd party to obtain general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  Borrower made a promise to pay $XXXX.XX by 11/12/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  Borrower made a promise to pay online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/05/2020
607111925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110153	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  On 05/29/2019 Borrower called to inquire about late fees and to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower called to report that they are out of work due to pandemic and requesting assistance.  package was mailed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2019.  The borrower called on 12/24/2019 to schedule a payment and discuss payment assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/06/2020
607110334	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2019.  Borrower called in to make balance of October payment and promised November payment by month end.  Reason for default is borrower is teacher and has periods of unemployment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/16/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower verbally disputed amount of payment due on 04/25/2019.  Servicer was looking for repayment plan amount and borrower was making a regular payment.  The repayment plan was deemed broken.  The servicer then received a written complaint on 09/16/2019; servicer responded on 09/16/2019 verbally and in writing about partial payment policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called in to make a payment on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Third party contact to discuss two payments sent in the mail to reinstate account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/20/2020
607112714	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The co-borrower called in to schedule a payment for that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111548	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111845	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  Spoke with borrower who stated had funds garnished from bank account.  Set up repayment plan with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111865	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111747	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  Co-borrower called in and stated primary mortgagor out of work and co-borrower was unsure of continued employment due to pandemic and stated wanted to know options available.  The servicer discussed modification, forbearance and repayment.  The co-borrower stated would discuss the programs with spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  Borrower called in to set up repayment plan and to schedule a payment.  The loan is currently delinquent 30 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112419	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Third party requested to have the phone number removed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 01/28/2020 Commentary states the principal Borrower is deceased; the date of death could not be determined from the comments.	05/31/2020	04/30/2020
607112815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called in about the payment on the account.
On 05/05/2020, the last contact was via an inbound call in which the Borrower had question s in regards to refinancing and escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area per notes dated XX/XX/XXXX. No property damage was reported.	05/31/2020	03/31/2020
607111821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  The borrower called to see if insurance payment was received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  On 03/02/2020 Borrower returned a call and was provided with status on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/02/2020
607111678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Talk to customer did not need any additional help not affected by pandemic
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The borrower advised that their checking account had been hacked, and they will be making payments when they get funds established.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111960	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  Borrower called inbound to make a payment arrangement, borrower made a payment in the amount of $XXX scheduled for 1-25-2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/09/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal credit dispute against the Servicer on 10/21/2019; the dispute was resolved the same day.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Borrower called in to ask about the late charge fee, as a one time courtesy, late fee removal request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  The borrower stated they will make payment tomorrow.  Their spouse wasn't working, but is working now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  the caller called to inform the company that a inspector was taking pictures from the front yard and house  exterior in repair .They were worried.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112571	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The servicer called and spoke with executor of estate and scheduled payments for 04/30/2020, 05/31/2020, and 06/26/2020 in amount of $XXX eautomated clearing house and was provided with the confirmation numbers. Executor of estate stated will make extra payments when has sufficient income to do so.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112733	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Per the comments, talked to borrower about payment information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/02/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Per the comments, borrower called regarding late fee balance. Waived late fees since the borrower is trying to catch up on payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110093	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Previous bankruptcy chapter XX  filed XX/XX/XXXX and terminated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/14/2020
607112449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Last contact with the borrower they set up payment for 07/19/2019. Borrower was made aware of all of the workout options available to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110282	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  On 3/12/2020, the customer called in and stated that they have changed jobs which caused them to fall behind but intends to have the account fully current by the end of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111601	2	[2] Loan is in Bankruptcy [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called about escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607111937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  The borrower called for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/22/2020
607112830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The borrower contacted the servicer on 04/08/2019 to schedule a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110132	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Spoke to borrower and completed welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  On 05/07/2020, the borrower called and promised to make a payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112508	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  Account status was discussed and a payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/27/2020
607111087	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  The borrower called on 1/30/2020 to dispute credit reporting.  Resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/30/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607111046	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called to request a second non-sufficient funds refund. A research request was submitted.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/26/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On 5/26/20 the borrower called to advise that there is a 2nd non-sufficient funds fee on the account that should be waived; the servicer opened a research request. At the time of this review the commentary provided did not reflect that the servicer had resolved the issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111947	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called making a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower's spouse called to have the August 12th payment cancelled, and schedule a partial payment for next month to keep the account in good standing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called and made a payment of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2020.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110038	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called to check on payment clearing discussed billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  Borrower called saying they lost their statement and wanted to pay by phone.  Agent advised of the fee, and borrower opted to mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower called in and stated that the payment would be sent in by the 16th and that she was also impacted by the corona virus pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/11/2020
607111745	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  03/26/2020 borrower called to have non-sufficient funds fee reversed and to confirm auto pay is on, assisted wt both and transferred cal to HAT
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/13/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved 06/13/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  Borrower states the reason for default was due to a death in the family where they had to miss work as well as assist with funeral expenses. borrower made a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112661	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2019.  The borrower scheduled a payment for 06/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  Borrower stated they made a payment to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  03/31/2020 Borrower called to request late fees be suppressed. Advised generally only waive 1 late fee in a 12 month period.  Not affected by pandemic
01/29/2020-Borrower called in to post two payment to loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111223	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called in regarding the account status and was advised on payments made outside of the grace period and late fees. The payment history was reviewed with the borrower and the borrower was advised of the response from the research department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/06/2020.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 12/06/2019 disputing the loan status. The borrower indicated they just came out of bankruptcy and their attorney advised the loan was current. The servicer offered to send out a copy of the payment history, but the borrower declined stating they would have their attorney call in. The issue was researched and the due date was confirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case details were not provided. The borrower advised on XX/XX/XXXX the account just came out of bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2020.  On 03/07/2020 Borrower was called in reference to account. Borrower stated can make 1 monthly payment by the end of next week and will bring the loan current by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/27/2020
607110255	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Borrower called to advise of curtailment of income due to pandemic and inquired about assistance options. Servicer advised of forbearance and borrower said it would not be helpful. Borrower expressed displeasure with modification under prior servicer and felt she was being pushed into another modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  03/12/2020- Borrower called to schedule payment in the amount of $XXX by 03/17/2020, rfd illness of mortgagor
08/16/2019 borrower called to cancel schedule payment
05/05/2020-borrower will be sending payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111194	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.  The most recent contact with the borrower was to take a payment and review the account history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/17/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower thought that they were ahead on payments as of this date and the servicer reviewed the pay history with them to resolve the issue and took a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112359	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called in to discuss late fees. Agent advised fees were transferred from prior Servicer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/01/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes the late fees that they have been charged.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  On 05/13/2020 the borrower made a promise to pay via web  The borrower called to schedule tow payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2020.  2/14/2020 The most recent contact  on 7/23/3029 with the borrower was to discuss general account information. The last contact on 02/14/2020, borrower going to make the payment on the account next Friday in the amount of $1343.42 that to bring the account current, set up reinstatement.

5/2/2020 - Borrower called inbound regarding account status and to make a payment, borrower set up $1110.72 for 5/5/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower in to inquire about insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111929	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  The borrower called about repayment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/13/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower stated that the new repayment amount shown online should be $1,202.50.  However, the only payment option is for $XXX. A complaint acknowledgement letter was sent on 10/17/2019.  The dispute was forwarded to customer relations on 10/19/2019.  The loan was brought current on 11/27/2019 and the dispute appears resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/21/2020
607112480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019.  Borrower called to get the June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111726	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  A third party called on 1/13/2020 to ask about corporate bankruptcy fees added to balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called in and was advised of a prior block on the account due to a closed bank account. The borrower made a payment in the amount of $XXX to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  inbound call from borrower to advise of
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/17/2020
607112837	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The scheduled 2 payments and verified the last payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/08/2020
607110825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2019.  The borrower called to inquire about refinancing and schedule a payment for 11/30/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607111214	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  4/30/2020 Authorized spouse called in and made a payment in amount of $XXXX.XX and was provided with the confirmation number.

5/29/2020 - Authorized third party called inbound to make a payment, set up a payment of $XXXX.XX for 5/29/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110557	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Co-borrower updated contact information and made a payment. Excessive obligations was cited as reason for delinquency.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/20/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit correction for the bankruptcy was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  Borrower called in for the mortgagee clause.  Advised borrower that they pay insurance and borrower said insurance company stated has not received it yet.  Provided phone number direct line to insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111773	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  The borrower called and made two payments.  RFD was provided.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/09/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower only authorized a partial payment via speed pay but a full payment was taken out.  Requested refund.  The transaction was reversed on 1/10/2020 and they were refunded $XXXX.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Borrower called in to request mortgage insurance cancellation and was advised the loan was not eligible due to 30/60 delinquency in December 2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called in to make a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607111003	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower contacted the servicer on 05/20/2019 to schedule a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019.  Spoke with borrower who stated payment to be made for November 8th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  The borrower authorized a payment in the amount of $693.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no eviden+D271ce of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  Borrower called in to make payment to reinstate the account. Rep advised borrower will be able to go online after payment post and went over payment change.   Borrower promise to make a payment. Payment scheduled for 01/14/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110100	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2019.  Call reason- payment information Payment scheduled for 10/24/2019
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower advised will make another payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607110802	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  The borrower called to get their year end statement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  No contact with borrower, active bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/12/2020
607112320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  Borrower was contacted regarding payment.  Borrower scheduled payment of 1323.83 for 1/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  The servicer informed the authorized third party on 07/13/2019 of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  Borrower promise to pay on Friday, advised of family illness as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/21/2020
607111880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  On 4/16/2020 Borrower called to make a payment.
05/28/2020-Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110154	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Borrower called in returning call and the agent went over repayment plan. Borrower stated will be calling tomorrow to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/06/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A credit dispute was received without sufficient details.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower verified their information.  They stated they had made their payment and the call was unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111858	2	[2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112366	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower stated she is not working and kids are not in school.  Also wants to review how payment is applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111122	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Customer called to say they made a partial payment.  Servicer to correct misapplied payment since it went to escrow.  Account details and options due to pandemic were discussed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/19/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower payment was misapplied to escrow and instead of the payment being reapplied it was disbursed to the borrower in the form of a check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  the customer called and provided a payment in the amount of $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112421	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  An authorized 3rd party called to see about pandemic benefits and how she is exposed and had a lapse in there mortgage payments. The call was transferred to the disaster department to discuss options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  The borrower called to confirm additional payment was applied to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607110358	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called to find out if attorney has been making payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No information on new bankruptcy filing in comments.  Previous Chapter XX filed on XX/XX/XXXX, case number XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  borrower called and discussed billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111913	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The servicer discussed payment information with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/27/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to dispute the credit due to the pandemic. The agent provided the research department contact information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called in to make pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  Borrower called to make a payment and provided RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607110297	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower was contacted and two payments were scheduled
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607111767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  Borrower was advised that the modification is booked and next payment due is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111606	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  4/24/20- borrower called to inquire about options available due to being impacted by pandemic pandemic.

10/29-Authorized third party called in regarding fees on the account.

02/28/20-The borrower called to promised to pay $XXX by 3/3 via web  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/29/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The successor in interest called about work out options. Advised of modification and forbearance. The third party did not want to move forward at this time. Promised to pay $671.18 by 04/17/2020 online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/27/2020
607112404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111245	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  On 05/04/2020, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/29/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Agent responded to dispute with a letter and resent it on 3/31/20 per borrower's request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The comments on XX/XX/XXXX noted the property was affected by XXX; The details of the damages were not provided. The borrower stated on XX/XX/XXXX they have not filed a claim. There was no mention of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX.	05/31/2020	05/29/2020
607112330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2019.  Borrower called to say they changed insurance companies.  Also made a promise to pay by 12/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called in to get their user name for the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020.  Borrower made a promise to pay $XXX by 11/14/19.
01/02/2020 -- Borrower called to make a payment in the amount of $XXX ... verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112634	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019.  11/01/2019 - borrower called - verified account demographics - website issues when attempting to make a payment - advised borrower no payment received and processed payment in the amount of $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower made a promise to pay in the amount of $XXX by 04/05/2019 via ivr scheduled: 04/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111565	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  The borrower called to advise will not need the forbearance and would like to opt out of the program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  The borrower called for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  Borrower called to request a payment correction of the payment just posted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110412	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  Borrower called in and scheduled April and May payment.  Borrower stated did  not want Flex Modification trial.  Advised borrower of credit hit and that calls will continue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112627	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  Borrower called in to make a payment for 4/30/2020 in the amount of $ 465.00
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/04/2019.  The dispute type is Written and the reason is collection calls.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  Borrower called to cancel forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Talked to customer - Borrower 2 advised of account status and final modification received confirmed - XXX thanked for time, new payment info provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  The borrower stated just got discharged from the hospital and will be calling in tomorrow after is a little more situated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110328	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2020.  Borrower called in and stated she was out of work for 2 weeks and check was delayed and tried to make payment online and there was an issue with making the payment, set up 1 payment and will make another on the website note month to get current, declined to set up due to check issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110001	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  03/31/2020- Borrower called regarding a refinance application.

5/28/2020 - Borrower called outbound to discuss forbearance plan, accepted 3 month pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111125	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower called and scheduled a payment for 5/1 and asked for an automated clearing house set up form be mailed to her.
On 05/01/2020, the last contact was via an inbound Bankruptcy call to schedule a payment in the amount of $XXX for 06/01/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111540	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112418	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/19/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer notes a credit dispute on 5/12/20 with a credit correction to payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  The borrower called to discuss late fee and misapplied payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  Borrower inquired account status and advised that a payment would be made by 04/30/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111646	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2020.  4/25/20: borrower call to cancel forbearance plan  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  Borrower called regarding insurance escrow refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110415	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2019.  On 2/25/2020 the borrower called in to make a past due payment and setup a future dated payment; borrower educated on loss mitigation options but they declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112635	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  Authorized third party called in regarding app issue and would like to know if payment has been received and posted. Customer taking intiative to bring the account current.Sent three money orders on 02/26/2020. Payment mailed to Payment Processing for Jan, Feb and Mar payment.  Customer says mailed three money orders on 02/26/2020, but have not been posted yet on the account and as of today. Children advised of someone coming to the home to take pictures.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The property sustained XXX damage and needed repairs per notes dated XX/XX/XXXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/01/2020
607112839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  The most recent contact was to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607112663	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607110479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2020.  On 03/21/2020 Borrower called for status of March payment and requested payment history. Borrower was advised payment was reversed due to incorrect information in reference to Bank account. Borrower was also provided with payment options for Pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/21/2020
607110435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower advised that he didn't know payment wasn't made and will discuss with his wife
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  Borrower wanted to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607110759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  On 3/23/2020, the customer called in about the options that are available due to the pandemic outbreak.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111224	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607110128	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower wanted to make payment by the end of the month, was advised the late charge would apply and offered a forbearance plan but borrower does not want to fall farther behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  Borrower called in regarding a check mailed out or a payment in amount of $XXX. The servicer advised a payment has not posted since 03/18/2020 which was made via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112532	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  Outbound call to the borrower resulted in the borrower stating they do not have the ability to catch the account up at this time. They will continue to make a payment monthly. Borrower requested Do Not Call be placed on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The borrower promised to pay $658.63 by 5/2/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  The borrower called about payments made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower had thought a payment had been made. After finding that no payment was scheduled, the borrower made a payment. The borrower is not interested in any assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Borrower called in about tax amendment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  05/23/2019, was the borrowers last contact date, in which the borrower called in to see why the payment increased. Rep explained shortage to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower interested in autopay and instructions were emailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112613	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  customer called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111808	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  03/25/2019 is the last contact, in which the borrower(non authorized party) reached out to make a reinstatement payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called in to make a payment  in the amount of $XXXX.XX, verified the property was owner occupied and that the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/30/2020
607110474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019.  The last contact was made on 11/12/2019, in which the borrower had a loss draft inquiry. The servicer advised the funds would be endorsed and released, and an inspection would not be required due to the claim was non-monitored.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated XX/XX/XXXX reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  Borrower called about options for pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019.  During the review period of 12/01/2016 through 11/30/2019 talked to third-party borrower called in to authorize third party borrower. Access: all loan information. Status: Valid until revoked. Call reason- Make a payment no mini miranda required. QA provided approved modification trial name(s) correct: yes. Approved modification trial address correct: yes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111957	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  Borrower 2 called in to return call and was advised  of final modification payment amount to be 2582.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes of XX/XX/XXXX indicated borrower had been discharged from bankruptcy. Case specifics were not found in the notes provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called in to make a payment and stated the reason for default was due to income reduction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  The borrower called to make a payment but did not want to pay the phone fee. Advised they will pay online for free. Promised to pay $XXX by 03/16/2020 online. On 04/16/2020 borrower called to schedule payment and when informed of the $19.00 fee associate assisted borrower in scheduling their payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607111774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  The borrower called to go over options to avoid foreclosure but no plan was made. A promise to pay was made for 04/10.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112523	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  Authorized party made a promise to pay $XXXX.XX via mail by 2/18/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/08/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing that the account is delinquent stating payment was made the 1st of February. The agent advised not showing a payment in the system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower requested that the payment they sent for escrow by applied as a regular payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111934	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111728	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  The borrower called to inquire about the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The customer called in to inquire why the auto pay was cancelled. The customer made a promise to make a payment today online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607110845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Discussed account and borrower advised of needing no assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112842	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2019.  Borrower called in to discuss recent statement indicating unapplied funds along with fees on the loan and wanted to pay for them. The reason for default stated was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111535	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Authorized third party thought the account was current due to the repayment plan but was advised that the plan did not. Authorized third party requested a 6-month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  Borrower called to inquire about assistance due to the pandemic. Servicer explained about the forbearance plan. Borrower advised will think about it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607111756	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  The borrower wanted to bring the account current and asked about the bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Contact was made with the borrower for a payment of $677.00 scheduled for 5/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111959	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower set up repayment plan on account, scheduled payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110237	2	[2] Property is located in a FEMA disaster area. [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower called on 5/20/2020 to see what documents were missing for the pending loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance claim was filed for cause of loss XXX on date of loss XX/XX/XXXX. Claim is active and is a monitored claim. On XX/XX/XXXX claim check in amount of $X.XX was received and was deposited to restricted escrow on XX/XX/XXXX. The claim is pending amount of conditional waiver of lien, correct W-9, and proof of liability insurance for roofing company.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by a XXX per notes dated XX/XX/XXXX.	05/31/2020	05/30/2020
607111216	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  Borrower called in to cancel the forbearance plan due to the delinquency at the end if does not pay. The agent explained the program and the borrower opted out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112527	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  Commentary states spoke with authorized third party regarding year end statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  per comment on 09/26/2019: calling due to the account the payment will be made on 10/01/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  comments reference new bankruptcy filing but no other comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower called in to make a payment and updated hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  The borrower called to regarding payment. The servicer advised total amount due, next due date, grace period and discussed repayment plan. The borrower stated both parent has passed away in XXXX and dealing with funeral expenses and  dealing parents estate. The borrower stated will check with their first and will make a December payment 2/12/19 and January payment next week and maybe February payment by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110455	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  CFPB Day 45 Discharged bankruptcy Solicitation Letter sent - no other information regarding bankruptcy on comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019.  11-7-2019: The customer went over the reinstatement with servicer made a payment for December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/03/2020
607111542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower called on 5/30/2019 regarding the welcome call to the new servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  Welcome call completed and borrower information was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111820	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  The borrowers spouse called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112811	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  7/24/2019-Borrower called in to make a payment in the amount of $XXX scheduled for 7/26/2019
2/28/20 - -Borrower was contacted to make a payment in the amount of $XXX scheduled for 3/3/20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Borrower called in to make a payment and decline modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111670	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called to check on claim check..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607111897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2019.  On 12/28/2019 borrower contacted servicer to get loan number, servicer attempted to go over RFD and call dropped, borrower will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  Borrower promised to pay and declined forbearance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112698	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  03/20/2020- Successor in Interest called to make a payment in the amount of $XXX and discuss relief options due to pandemic.
02/06/2020-The confirmed successor in interest requested a monthly statement be sent via email.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/20/2020
607111078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Borrower called for information on the forbearance plan they have.  They decided to opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111856	3	[3] Collection Comments - Incomplete -: Missing 06/23/2018 - 02/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  Borrower called in to see what caused the reversal of payment.  Advised it was the wrong account number entered.  Provided explanation of all workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110846	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  XX/XX/XXXX Commentary shows Bankruptcy activity. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  Borrower called to make a payment was out of the country.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110512	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  The borrower called on 2/5/2019 to cancel a payment and schedule a different one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located within a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damages were reported.	05/31/2020	04/30/2020
607112757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  A third party, daughter of the borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  The borrower called in regards to refinancing loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  On 6/25/19 the borrower called in to pay $XXX reinstate the account and schedule a $XXX payment.on 7/12/19. The borrower was ill and could not work for a couple of weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110170	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The servicer called the borrower regarding total amount due. The borrower spouse stated thought spouse had already made payment and will discuss and verify with him first.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110514	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called in to make a payment in the amount of $XXXX.XX. Reason for delinquency was due to excessive obligations. They had to travel to take care of their grandchildren who's parents are both military and have been deployed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111640	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Borrower stated has reduced work hours due to pandemic; declined assistance.
On 05/22/2020, the last contact was via an ingounc call to make a same day payment in the amount of $XXX, pandemic Relief plan fee adjustment. Forbearance plan active from XX/XXXX to XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111571	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2020.  The borrower called in to set up the next 4 payments of $XXXX.XX each. Payments are set to draft on 04/25/2020, 05/09/2020, 05/23/2020, and 06/13/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019.  Borrower called in with questions regarding assumption and refinancing, also made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The damage claim for XXX which occurred on XX/XX/XXXX is closed as of XX/XX/XXXX with verified 100% complete inspection done on XX/XX/XXXX.	05/31/2020	03/15/2020
607112793	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  The borrower called in regarding new claim for XXX DOL XX/XX/XXXX  loss draft for $X.XX was endorsed and released as a non monitored claim closed on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Borrower called to inform impacted by pandemic and to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  Borrower called in to schedule a payment. On 1/30/20 the borrower called in to inquire about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112536	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019.  The authorized party called regarding verification of the endorsed and released funds of  $X.XX and $X.XX the servicer confirmed both checks were endorsed and mailed XX/XX/XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  Per the comments, borrower inquired if making 2 payments would null the demand letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111174	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called in and inquired on extending the forbearance plan. The borrower was advised to set up via the website. The borrower inquires if payment had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Collection comments are not detailed regarding bankruptcy case number or updated status
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110054	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Notes indicate the borrower called in but no details of the conversation were provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Bankruptcy details were not located in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  The borrower stated they will be making the $XXXX to $XXXX payment to bring the account current. They are just waiting on the SSI and income tax refund to come in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called to inquire on escrow account and request to be escalated pre attorney general declaration.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  An authorized third party called and asked that the January late charge be removed and promised to pay current month by 03/13/2020 through bill pay. Servicer agreed to waive fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. A monitored insurance claim was filed for XXX damage sustained on XX/XX/XXXX. The inspection dated XX/XX/XXXX verified that the repairs were 94% completed; just waiting on XXX. Approval was given on XX/XX/XXXX to accept the inspection as final. All funds totaling $X.XX were released as of XX/XX/XXXX. The claim was closed on XX/XX/XXXX.	05/31/2020	03/31/2020
607110085	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Borrower made a  payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110553	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 06/29/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2020.  The borrower called and states he will make a payment on Tuesday and another payment by the end of the month. The borrower promised to pay $XXXX.XX by 01/14/2020 and second payment of $XXXX.XX by 01/16/2020. No additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/07/2020
607111496	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  The borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111695	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111269	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower called promised to make a payment, borrower also stated if unable to make payment will get on forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/19/2020
607111798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  The borrower called in to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  3/8/19 new bankruptcy filing and bankruptcy is active: notes limited on what kind of chapter of bankruptcy was file
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/24/2020
607110151	3	[3] Collection Comments - Incomplete -: Missing 07/20/2018 - 10/09/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  Borrower made a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111971	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Outbound call to the borrower resulted in the promise to pay $XXXX.XX by 05/19/2020 via the Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111981	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called to request payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  On 05/28/2020 the borrower called to make a payment of $XXXX.XX.
Borrower called in stating that she had fraud on her bank account and needed to cancel the payment scheduled for 9.19.19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112812	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  Borrower promised to make payment by 02/24 via mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/18/2020
607112766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110552	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  The successor of interest called in to discuss the escrow balance and wanted to know if the flood insurance was paid.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  On 01/22/2020 servicer contacted borrower to review TAD, borrower to reinstate account via the web. Borrower made promise to pay for $XXX by 01/31/2020 by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  Borrower called in to see what the next due date was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110196	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  03/10/2020 Borrower called to make a payment in the amount of $XXX
02/03/200-The borrower called about unapplied funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  Servicer contacted borrower's daughter and provided account status. Daughter was unaware account was delinquent and said she would check finances and have payment in before 05/01/2020. Curtailment of income was cited as the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The borrower contacted the servicer on 04/02/2019 to make a general inquiry about a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  spoke to borrower - already scheduled payment- when resolves hardship can req repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110097	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  Borrower called in to get password reset to get online and make payment, rep assisted borrower with issue.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/16/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer received a credit dispute and sent information to the bureaus to correctly report the account as transferred/current
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  A third party called to check on claim status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim was filed and check was endorsed and released on XX/XX/XXXX.	05/31/2020	04/30/2020
607111628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower advised on 07/01/2019 they got a promotion and was doing better financially. The borrower made a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  The borrower called in to request a copy of their 1098 tax statement be mailed to the them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607112430	3	[3] Collection Comments - Incomplete -: Missing 09/11/2018 - 01/15/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2019.  The borrower called in to make a payment in the amount of $XXXX. Borrower stated servicing problems were the cause of delinquency. Hardship has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110205	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called in a promise to pay in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  New bankruptcy filing per comments dated XX/XX/XXXX.  No further information available regarding bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  The borrower called in to confirm an automated clearing house payment. Borrower called to set up biweekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  Borrower called for loan terms. Also provided RFD.  They intend to get caught up next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower called in to get next monthly payment balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607112389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The most recent contact was to discuss the tax escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110902	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  Spoke to borrower and advised of the account status. Advised that modification needs final docs and payment for June to be booked. Also advised that borrower can make 2 full payments to bring account current and then reject modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110150	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  During the review period of 12/01/2016 through 11/30/2019 borrower called in to make a payment. Call reason- Make a payment Payment scheduled for:04/01/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  The last contact was made on 3/20/2020, in which the borrower had a general account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Borrower inquired about fees on account and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Limited bankruptcy information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111179	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  A third party called on 5/22/2020 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607111515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Borrower stated will make payment by 03/16/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/27/2020
607112586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  Borrower promised to pay $XXXX.XX drafting by 03/03/2020 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112728	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called in to say they accidentally set themselves up on the forbearance plan and wanted to cancel it.
On 05/26/2020, the last contact was via an inbound call  to obtain information and set up on Forbearance which Borrower was informed that was not the case, next due 06/2020 and the last 2 payments had been received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/26/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Credit reporting dispute. The servicer reviewed and a credit correction was made for reporting month of May 2019 from a 1 to D. 03/30/2020
ON 05/26/2020, there was a Credit Bureau Dispute in regards to the Balance which was verified via XXX Automated Credit Dispute Verification "ACDV"
 base on 04/2020 credit file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The borrower called in to
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/05/2020
607110330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Borrower  called about billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  The customer called in to discuss the previous late payment and confirmed that payments could be made via online services.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a Bankruptcy, however no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower had insurance claim for XXX damage with date of loss XX/XX/XXXX. Claim is non-monitored and no inspection required.	05/31/2020	02/28/2020
607110842	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111734	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower was contacted to secure payment. The borrower promised to make a payment by 05/15/2020 via the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2019.  The borrower called to make a payment; repayment plan discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called in about the escrow and wants to pay the shortage in full. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111615	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  The borrower called to go over the account status and reinstatement amount. Advised of workout options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/19/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting of pay history dispute received.  Servicer disputed accordingly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607110262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  The borrower called to make a payment of $XXXX.XX for 6/21/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019.  The borrower called and wanted to know why the payment was lower, the servicer advised $45.22 in suspense was applied. the borrower scheduled a payment on 11/05/2019 in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112585	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2019.  09/18/2019 - Borrower called to make a payment in the amount of $XXXX.XX - verified account demographics.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/26/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Notes indicated a credit dispute was received on 05/26/2020. Servicer made a credit correction to bankruptcy dates. Dispute was received and resolved on same date.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  Borrower called in to make a payment on the account for $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112695	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  5/29/20: borrower called and stated why is there late fees.  advise her account has been behind since 10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated on XX/XX/XXXX the home was damaged due to the XXX. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX.	05/31/2020	05/31/2020
607111170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  Borrower states the reason for default was due to their account being frozen due to fraud. Borrower states that the account should be released on Saturday and at that time they will make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The borrower called in to discuss the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  The borrower made a payment for $XXX.  The agent discussed all workout options.  The customer stated that the hardship was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111516	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Customer was advised payment wast contractually past sue and would escalate to a bankruptcy if left unattended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607112610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called in to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111815	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Borrower promised to reinstate the loan before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  The bankruptcy case was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  4/17/20: borrower call to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/17/2020
607111204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2019.  Spoke to Borrower and they stated that they paid and then hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607111234	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019.  Borrower called in to verify amount owed..states she is behind because she is making repairs to the home. Does not wish to go over any work out options right now. Promises to pay $XXXX.XX by 10/17/2019 via web. Scheduled: 10/15/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111225	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  On 3/11/2020 the borrower called to check the payment status. Borrower accepted a promise to pay $XXXX.XX by 3/13 via Web. The borrower said had excessive obligations and was trying to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/01/2020
607111777	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Commentary states borrower called in and was advised to make a payment, then call back to have suspense funds applied to late fees.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/11/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute was received 03/11/2020. Servicer made a balance correction and resolved dispute on same date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607112670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  Borrower promise to pay $XXXX.XX drafting by 02/20/2020 via the web
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110487	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  The borrower called to inquire about missing money. The agent advised the money was located and placed in suspense. Also stated not due for March as of yet. The borrower promise a payment for 3/16/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received, verified and completed advising the loan was not reported delinquent from 4/2019 through 1/2020.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110525	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower requested a 3 month pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported property damage on XX/XX/XXXX due to XXX.  The borrower requested insurance information but was advised that there was none.  No claim funds have been received and the status of the damages are unknown at the time the borrower reported that the property is uninhabitable.  The borrower called in again on XX/XX/XXXX to speak with the insurance department and ask about insurance in case of a fire.  The status of prior repairs was not provided  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110285	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  The borrower advised that due to the active bankruptcy they would have to have their bankruptcy attorney to file for a motion for modify.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Customer called outbound -   Spoke with authorized 3rd party about payment stated he will make  payment on the 16th and there is no forbearance info needed at this time.Promised to pay $XXXX.XX by 05/19/2020 via Web  Scheduled: 05/16/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607112819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called to inquire about refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/21/2020
607111069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  Borrower declined forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  Borrower called in to advise previously drafted payment will be returned due to bank rejecting payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  Last contact with the borrower they stated have had excessive obligations and just trying to get caught up. The customer stated will try and bring the account current with the income tax payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110777	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  The authorized third party set up two payments and advised could not pay for December until then.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110943	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  The servicer called and spoke with borrower who stated is not late and agent advised is past due in current month. Borrower scheduled payments for 04/30/2020 and 05/30/2020 in amount of $XXXX.XX eautomated clearing house and was provided with the confirmation numbers.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/24/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute has been resolved error made during the transfer of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607110473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  The borrower called for repayment plan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  On 3/17/2020, the customer called in about payment information and billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110520	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called in to discuss the bankruptcy process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  The cramdown was completed on XX/XX/XXXX. chapter XX, case number XXX was filed on XX/XX/XXXX and discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  The borrower called in to reinstate the account. The representative went over the reinstatement amount to bring the account current. The borrower is living in the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Borrower called to make two payments. They stated they did not want assistance at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  On 3/17/2020 Borrower called to inquire about an insurance surplus check received with no routing or account numbers on it. The servicer offered to resend the check or wire the funds directly. The Borrower cited excessive obligations for why payment was late and said just got paid. The borrower accepted a promise to pay 41544.42 by 3/19 via IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112390	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110996	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Last borrower contact date was 05/17/2019, in which the servicer called the borrower with total amount due. The borrower rejected all options and advises she will pay balance within 3 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110828	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called in because he changed his insurance and received a bill for 906.00.  Agent advised borrower the 906.00 was from the previous analysis.  She further indicated the statement was generated before new analysis.  Agent informed borrower payment is 779.55.  Agent submitted a  late fee waiver and advised borrower if its approved it will be removed from his account in 1 to 2 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110760	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2019.  Spoke to Borrower and the inquired about payment information.  Servicer advised that the account is due for November and stated that the payments that were made in October for September and October  wil need to be consulted with the attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Last contact with the borrower they stated had curtailment of income. Borrower stated they thought they were on a modification and they were advised they were on a repayment plan. Borrower wanted to make one payment and they were advised need three payments at this time. Loan is actually due for five payments. Borrower set up payments for 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Unauthorized third party called to schedule a payment but refused the fee. No payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower made a promise to pay by 04/17/2020. Borrower noted being impacted by pandemic and hours cut at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110302	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called in stating is making partial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  The borrower called in to verify payment was received, advised yes and next due date is August payment
02/13/2020 -- Talked to borrower -- verified account demographics -- RFD - curtailment of income -- made payment in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX area noted as of XX/XX/XXXX. No damage noted.	05/31/2020	02/28/2020
607110131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The borrower called to discuss payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  On 03/04/2020, the borrower called in to cancel a payment he made accidentally. Spoke to borrower regarding status.  Borrower waiting for financials to request modification.  Advised borrower that modification is not guaranteed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111164	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower gave permission to withdraw funds and make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  bankruptcy chain of title on XX/XX/XXXX. Escrow analysis on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  Borrower called to make payment and get fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110816	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  Borrower called in to advise has credit dispute issue regarding bankruptcy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/23/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in regarding credit reporting being incorrect. The borrower also stated would check the credit bureau again to see if corrected.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111800	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called in to confirm amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112388	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called to request a 3 month extension of the forbearance plan as they are not expected to return to work until after summer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2020.  The representative called the borrower to advise of the past due payment for the month of February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607110799	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  The borrower called to make reinstatement payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/10/2020
607112674	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  Borrower stated she is on repayment plan and scheduled payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112408	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  spoke to borrower to do welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The borrower called regarding the account status. The new servicer conducted and completed a welcome.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 02/18/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  The borrower called and promised a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112712	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower called to make a payment for 9/19 and servicing problems was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111844	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  borrower called making a payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Per comments dated XX/XX/XXXX, the property was demolish since XX/XXX due to XXX. The borrower did not have flood insurance and hazard insurance declined claim.  Property is just a LAND.  Property repairs have not started.  The property condition is poor.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by XXX per notes dated XX/XX/XXXX. The successor lives in a XXX trailer on the land per notes dated XX/XX/XXXX.	05/31/2020	05/01/2020
607112372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  The borrower called in and made a payment in the amount of $XXXX.XX to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Comments show loan in bankruptcy but it has since been discharged and released. Comments confirmed discharged chapter XX with reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  01/31/20-Borrower reported payment adjustment as reason for default and made a payment.

03/31/20-The A3P called to make a payment  of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110425	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Borrower called in to get status of modification and was told it was approved and provided next steps.  Loan is current and performing after modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  inbound call from borrower in regards to escrow payment being made, borrower struggling to make payment. due to unemployment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called in to make a payment and to inquire about the balance of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110488	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called in and made a payment of $XXX.XX for 05/07/2020 and scheduled a payment of $XXX for 06/09/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called regarding payment increase, Servicer advised of increase in taxes and escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112286	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  The borrower called on 2/28/2020 to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110343	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  The servicer contacted the borrower and advised total amount due. The borrower advised hopes to make March and April's payment in April to bring current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2019.  On 12/20/2019 the borrower called in and scheduled 2 payments for 12/20/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Comments show contact with borrower regarding loan transfer and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower states the reason for default was due to their July payment was reversed and wasn't paying attention just fell behind. Borrower scheduled a payment in the amount of $XXXX.XX. The agent discussed workout options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  On 3/10/2020, the customer called in and wanted to know why the payment increased but then hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower called about 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Borrower previously filed bankruptcy but case specifics were not available in the notes provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  The borrower called to make a payment of of $XXXX.XX for 2/5/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110417	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  4/15/20 borrower call to schedule a payment and does not want forbearance assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notes on XX/XX/XXXX confirm previous modification occurred. The date of the modification is not listed in the commentary provided.	05/31/2020	04/30/2020
607112352	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111760	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  On 01/13/2020, borrower called to dispute credit reporting, stated made payment on time. Servicer responded with resolution that Dec. payment was made on Jan. 9, so reporting is accurate, no credit correction needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/13/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower contacted servicer to file a credit dispute to have negative hit removed. Borrower stated made Dec. payment but no confirmation number was given. Servicer submitted a research request. Comment dated 01/13/2020. On 02/05/2020 the dispute was resolved, finding was Dec. payment was made Jan. 9, therefore no credit correction is needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  The borrower called to review escrow payment information and made a promise to pay for 10/18/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Comments show borrower contact regarding loan status and payments, payment processed. Borrower also requested to speak with bankruptcy regarding accessing web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  Comments show borrower was in an active bankruptcy but it has since been released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  attempt to contact borrower, however borrower was unavailable stated by 3rd party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110363	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  The borrower called to get information on the forbearance plan. Explored options to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/10/2020
607110838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  The borrower informed the servicer on 10/03/2019 that the payment will be made by 10/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2019.  Borrower called to confirm the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  XX/XX/XXXX the account noted CFPB 45 day discharged bankruptcy  solicitation letter sent.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called regarding escrow shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112473	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  A prior chapter XX was filed on XX/XX/XXXX with case number XXX and was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  09/23/19-Borrower called in to inquire about reinstatement.

02/21/20-The borrower called requesting the 1098 tax form be sent via mail & email. Also promised to pay $XXXX by 3/5 via bill pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2019.  Called the borrower welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.  Borrower request for the balance required to bring the mortgage amount current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Per the comments, borrower called to reschedule the January payment to come out on February 28th. Agent attempted to go over workout options with the borrower but they were not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower advised the made XXX payment has as of yet not been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  The borrower called in to make a payment on the account and get total amount due on the repayment plan, borrower also scheduled a payment for 01/24/2020 for January's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110123	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called in regarding the account and filing for bankruptcy as they are going through a divorce. The borrower was advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XX/XX/XXXX. No damages reported.	05/31/2020	05/30/2020
607111976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  The borrower called in regarding payment and stated it was made that day.  The borrower stated is currently on unemployment due to pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112646	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110556	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower called for escrow analysis and made payment for escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Commentary states borrower called in regarding assistance options available to bring loan current. The borrower was advised of the suspense account balance and total amount due to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  The most recent contact was a secured message fro the borrower with a request to waive late fees which was accommodated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112531	3	[3] Collection Comments - Incomplete -: Missing 06/08/2018 - 01/18/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  The borrower called to see if payment was posted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area due to XXX indicated on XX/XX/XXXX. No damages, property has been repaired.	05/31/2020	05/30/2020
607110129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called about the insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111754	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 03/21/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2020.  Borrower called for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111232	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  no bankruptcy information in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  The borrower advised that they weren't working fully for awhile, and last day was yesterday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111977	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 08/01/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  Borrower states the reason for default was due to the holiday and veterinarian expenses. Borrower scheduled a payment in the amount of $XXX by 02/04/2020 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112406	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called to inquire about repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/13/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received disputing all dates and the status of the loan.  The account was updated with the status of 120 days delinquent and resolved with a payment history.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower advised would have the payment at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower called to get website password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020.  Borrower called for account status and scheduled two payments. Excessive obligations was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject was located in a XXX Disaster area, no damages were reported.	05/31/2020	02/29/2020
607112516	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  The customer called and stated could not commit to making full payment until after car repair bill came in.   Borrower verified demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607110731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower called for payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  Borrower called to make a payment. Explained they had been in the hospital due to pandemic. Late fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/27/2020
607110068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called talked about home value advised modification docs sent over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607111589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Per the comments, borrower called.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110499	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  Per the comments, borrower called to make payment and the agent did not have time to complete the interview tab. Borrower needed to get back to spouse whom is ill and in the hospital.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  The borrower promised to make a payment in the amount of $XXX by 03/13/2020.  The repayment agreement was discussed.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110014	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called in for total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called to make a payment.  A forbearance plan was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property is located within a XXX disaster area due to XXX as noted on XX/XX/XXXX. All repairs were completed.	05/31/2020	05/30/2020
607110798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2019.  Spouse promised to pay, discussed ACH
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110345	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Borrower called in regarding a refund check for escrow overage received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/06/2020
607111892	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower called  was given the total amount due, stated that the reason behind is the tenant moved out
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111826	3	[3] MI Not Being Paid As Required [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Borrower called in to request a copy of the last mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A monitored insurance claim was filed for unspecified damage sustained on XX/XX/XXXX. Claim funds of $X.XX were received per notes dated XX/XX/XXXX.  The homeowner reported on XX/XX/XXXX that was trying to repair XXX.  Another insurance claim was filed for XXX damage sustained on XX/XX/XXXX; but no recovery funds were received per notes dated XX/XX/XXXX.  The homeowner believes that the checks for both claims were combined into one.  Release of the funds is pending receipt of claim documents per notes dated XX/XX/XXXX.  The homeowner advised on XX/XX/XXXX that has not returned the documents since the packet is in English.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The last contact was made on 5/20/2020, in which the borrower had an account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Borrower returned call about the payment (notes ended, agent did not detail the call)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112387	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 07/02/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  Borrower made promise to pay by 2/27/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110844	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Third party called requesting declaration form be faxed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112409	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower promised to pay $XXX.XX drafting on 05/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called inbound, new servicing transfer welcome call completed. Borrower gave reason for default as curtailment of income, stated that she pays the mortgage expenses and her husband pays the other expenses. Borrower provided website and payment information and all questions addressed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  4/3/19: borrower call to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  Per the comments, borrower wanted to schedule 2 payments. Also provided customer with refinance number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  The borrower was approved for a 4 month repayment plan starting December through March with a monthly payment of $XXXX.XX.  2/3/2020, borrower called in to say that they'd already made the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called in to return agents call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2019.  The borrower called about final modification documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  12/11/19: borrower call to schedule a payment and discuss mod
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112608	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  The borrower made a payment promise for 02/28/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  Servicer makes attempts to contact borrower with no success. On 2/12/2020, borrower called to change payment date. Advised payment already processed and unable to change. Also $300.40 short for February payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  Borrower promised to pay and discussed payment options and escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  The discharged date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111042	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2019.  The borrower called on 10/25/19 in regard to property inspection notice and to discuss the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112506	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called to inquire about refinance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111912	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020.  Borrower called outbound to discuss account status, borrower stated that they did not have time to go over the account and they would call back later to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020.  The borrower called to get insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2020.  The borrower called and made a payment. Also discussed the active forbearance plan and options when completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  2/24/2020 Promise to pay the amount of $XXX drafting on 02/24/2020.

5/8/2020 Borrower's wife called inbound regarding account status and to give reason reason for default as unemployment, borrower provided 3 payments over the phone and loan was reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/08/2020
607110278	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Borrower called and declined forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary dated XX/XX/XXXX reflects that a claim was filed for unspecified damages. However the claim was denied and closed. There is no evidence that the damages were repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020.  The last contact was made on 3/24/2020, in which the borrower inquired about a forbearance plan and options due to the Coronavirus.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110858	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  Borrower called in to inquire about payment allocation while in bankruptcy. Agent provided a 2-year transaction history and advised of funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  Borrower called in for assistance with late fee waived as payment was made on time misapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112443	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The borrower made a payment and promised to make another payment by the end of the month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/19/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the fees on the account and requested their removal.  The research verified that the late fees are not considered a corporate advance.  The removal was denied and the dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 05/07/2019 reflects that a claim check in the amount of $XXX was endorsed and released to the borrower. The claim was classified as non-monitored and there is no evidence of outstanding repair items.	05/31/2020	02/28/2020
607111846	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019.  The borrower contacted the servicer on 09/23/2019 to schedule a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  The most contact with the customer was to review the account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  Borrower made a payment and set up two more.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  Borrower sent an email about the escrow surplus and why there was a check sent and the surplus not being put towards the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/01/2020
607111873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  The borrower called in and advised of excessive obligations due to medical bills and car issues. The borrower advised they would be making a payment the next day. A follow up with be made to go over repayment plan options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  talked to customer needed to research email address- research request inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Details unavailable
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX loss XX/XX/XXXX. Non monitored. Loss draft issued XX/XX/XXXX. Endorsed and released to Borrower XX/XX/XXXX.	05/31/2020	05/30/2020
607110279	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  Borrower called in to make two payments and stated did not approve the modification and wanted to be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  borrower called made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112542	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called in and made a payment in amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111491	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called on 8/28/2019 regarding the hazard policy name issue.  The borrower was advised to contact the hazard company to sign documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112745	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/20/2020
607110291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  Borrower promise to pay $XXX drafting by 02/18/2020 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  the customer called to discuss the escrow shortage and requested that the shortage be spread out over 36 months
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The Authorized third party XXX called in regards to finding out how much the mortgage payment was on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110266	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  Spouse upset about being reported delinquent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112346	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  The borrower called in for a copy of the 1098 year end statement. A copy was emailed to the borrower. The reason for default was noted as excessive obligations, the borrower stated they are getting back to work.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/28/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called regarding modification terms and was provided with explanation regarding the same.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110295	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2019.  Customer contacted the servicer on November 11 to submit a payment on November 16. Customer noted they were in the hospital.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/28/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called about autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607111023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Borrower called in payment for $XXXX.XX for today to cover January 2019 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Customer stated has a pending payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111759	3	[3] Collection Comments - Incomplete -: Missing 02/27/2018 - 12/02/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower was advised the repayment plan is complete and they are due for April. Not interested in the forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111453	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/29/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the corporate advance fees. The agent sent the loan history for review.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110948	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Borrower called in about how to get ownership transferred
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607110333	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  borrower called in to schedule payment for 05/22/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112450	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110044	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112344	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020.  The borrower was contacted on 2/26/2020 and a payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607111005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  Customer called in to get vom advised that is on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110834	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  Third party called to make a payment on 5/30/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112304	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  Borrower called regarding automatic payments. Servicer advised that due to bankruptcy automatic payments are not allowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Reaffirmation was completed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Borrower called to get XXX quick collect information. Borrower promised to make payment by 04/29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111183	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2020.  Authorized third party called to make payment and re-set online password.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/16/2020
607111047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called in and requested a late fee be waived. The fee was waived as a one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/20/2020
607110908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112491	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower was advised that the calls continue to go out because the account is still outstanding .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/08/2020
607111827	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called to make a 2 payments of $XXX.XX for 6/4/2019 and 6/7/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112265	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  01/23/2020 Spoke to borrower when they were called outbound to discuss the loan and could not talk at the time. Loan was brought current by borrower without formal modification
Borrower was unaware the payment had been reversed and is going to call her bank.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/07/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit correction- payment history Credit dispute resolved per comments 1/31/2020
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/17/2020
607112412	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2019.  Borrower called in to advised of co borrowers death.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110411	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Borrower called in to make payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/27/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comments referenced multiple dispute during the review period. On 01/29/2019 the borrower disputed the corporate advances of $185 dollars for property inspections. A late fee dispute was received on 06/17/2019. On 06/28/2019 a response was issued regarding the corporate advances were valid due to they were inspection fees. Another response was issued on 07/17/2019 advising the late fees would be waived. A credit dispute was received on 10/01/2019. The credit dispute was resolved on 10/29/2019 as a credit correction was submitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  the borrower noted on XX/XX/XXXX the XXX was damaged during XXX and XXX damaged XXX. The borrower also noted XXX damaged XXX. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX.	05/31/2020	05/22/2020
607110427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The hardship was cited as curtailment of income and the borrower requested the late fee waived which was assessed on 10/17/2019.  The customer inquired why the payments are so high after the forbearance.  The call was transferred to loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110242	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020.  On 01/28/2020 borrower contacted servicer to make a payment of $XXX.XX. Late charges of $27.46 and fee of $19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110527	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 11/16/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower called to make a payment to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  The borrower called on 9/19/19 to make a payment arrangement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111721	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111233	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020.  The borrower called in to make sure that the modification is cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/06/2020
607112563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  On 3/21/2019 Borrower called in to update account information and get the balance owed. Borrower stated he will make one payment today in the amount of $XXXX.XX and another by the end of the month, via website, he verified he lives in the property and that he has a HOA that is not foreclosed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower called in about the escrow shortage. Comment dated 04/27/2020 borrower stated they are on a loan modification and wanted to know how many years the have left, as they are trying to payoff early and is paying more to the principal. Associate set up a forbearance plan and borrower stated they will continue to pay even though their job is unstable as they impacted by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The authorized third party called for the status of the final claim funds. The agent advised the funds were sent on 4/27/2020. Final inspection with the result of 100% is on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A monitored claim was filed for XXX damages caused on XX/XX/XXXX. An inspection was conducted on XX/XX/XXXX indicating all repairs were completed. The final draw of funds were released on XX/XX/XXXX.	05/31/2020	04/30/2020
607111675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2019.  The borrower made a promise to pay by the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  The borrower called to discuss fees on account and the servicer advised them that they were already paid so can not be refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607112459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2019.  The borrower called about making a payment online on website
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110124	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/25/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Authorized third party laura called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower called to inquire about forbearance options.  They have been impacted by pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower inquired about legal fees and declined assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Commentary states XXX claim closed. Funds were released.	05/31/2020	05/30/2020
607111906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower called regarding pandemic forbearance; stated husband's hours have been reduced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607112420	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Authorized 3rd party called and promised payment of XXX.XX by 4/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111932	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/08/2020
607110906	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/07/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower inquired on why they are receiving late fees during the pandemic and was advised that they would need to be under a program to avoid fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  The servicer discussed payment and escrow with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110106	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Spoke with 3rd party to verify the modification was complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111159	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Authorized party called in and made a payment in amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  The servicer spoke with the non-authorized third party (spouse) who advised of the reason for default (business failure) and stated that payments would be made upon the receipt of their self-employment income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located within a XXX declared disaster area. The disaster was declared on XX/XX/XXXX. The disaster was due to XXX on or about XX/XX/XXXX. There is no indication that the property sustained any damage as a result of XXX.	05/31/2020	03/15/2020
607111920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Borrower made a promise to pay 03/16 and 03/31, had plumbing expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2019.  Borrower made a promise to pay on 9/18/2019. They were counseled on the know your options website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case number was no provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Previous modification occurred XX/XX/XXXX.	05/31/2020	03/15/2020
607112422	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower called to discuss account, requested transaction history sent to attorney
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019.  The borrower was contacted 10/7/2019 and a payment was set up for 10/9/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is bankruptcy unfinished.  The loan is in bankruptcy status however there are no notes providing specific information such as chapter or file date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  A very short contact was made with an authorized party on 09/26/2019, the borrower called the party who requested spanish speaking rep and as the rep transferred the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Customer call inbound - Talked to 3rd party,customer  made partial payment to bring the account current for  $XXX     Name/Relationship: XXXXXXXXXX/XXXXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607112479	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  The borrower called to get a 1098 statement and the January payment the call dropped
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The servicer called and spoke with borrower and provided with total amount due. Borrower stated not sure when will be able to make a payment stating is going through a divorce and not sure when divorce will be finalized. Borrower stated intends to keep the property and can hopefully make a payment soon. The agent advised of possible demand letter, late charge, and negative credit reporting. The agent provided borrower explanation of all workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111852	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  During the most recent contact, the servicer gave a grace period for the payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110521	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called in and made April payment in amount of $XXXX.XX and was provided with the confirmation number. On 05/05/2020 borrower stated payment is late due to payroll date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  On 11/27/2019,  the borrower called to schedule a payment over the phone.
02/05/2020 - Borrower called to make a payment in the amount of$XXXX.XX - verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111953	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Borrower called in and discussed account status and billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/24/2020
607110837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  The borrower called in regards to letter she received about credit report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  On 01/31/2020 Third party was authorized on the account and stated made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  inbound customer call - customer went to her county yesterday to pay property taxes in full. called in to get her new payment amount without    escrow but customer did no pass escrow removal tool        delinquency guidelines. ran analysis with shortage spread to lower customers payment for the time being adv customer of her state ran analysis in June for further payment changes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111876	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called in to verify payment went through and everything is fine. The agent confirmed payment was received and account not due until June. Borrower stated got new insurance and advised will send the information over and agent advised will update once received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112785	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 12/16/2018 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2019.  Borrower called in to make a payment of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112649	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2020.  The borrower called and stated that they are temp laid off and requesting a deferrment, was told that a forbearance was available and that the account was current at the present time
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/04/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit bureau dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is in a XXX Disaster area, no damages reported.	05/31/2020	02/24/2020
607110804	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called in and made a payment in amount of $XXX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/01/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute. The agent advised borrower that the late fees have been removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607110067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  Per the comments, 3rd party took a message.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020.  The borrower called in to check the status of their account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110332	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  On 3/25/2020, the customer called in about pushing the payment back with everything going on with the cornavirus.  The customer was advised that they are unable to do that.  The reason for default was reflected as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  The borrower called and promised a payment. Also stated the reason for default noted as illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX - The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	05/31/2020	03/31/2020
607111064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  The third party called to get a copy of the 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110779	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2019.  Authorized third party called in and stated will be making double payment today via XXX to void the notice of default. Borrower called back same day and provided the XXX reference number for payment in amount of $XXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  The borrower made a payment in the amount of $XXX via the web scheduled to draft on 11/30/2019. The RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110905	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019.  Borrower called in to see if he will be up to date and also advised of his unemployment.  The loan is now current and performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112309	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2020.  The borrower called to discuss why the payment is showing paid ahead and advised the payment appears to be adjusted by the Bankruptcy department. The advanced payment was cancelled in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112353	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/30/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was received from bureau on 8/28/2019 and resolved on 8/29/2019 with update relating to the servicing transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110220	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  CALLED FOR ACCOUNT STATUS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  4/29/20: borrower call and want to cancel his forbearance.  explain to him how does the forbearance work so he decide to stay put
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111463	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  Talk to borrower states will send modification docs by XXX on 2/6/2019 and will call in to make payments after modification docs received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111804	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower called about late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  Spoke to borrower about making a payment, borrower stated that personal Bank is merging with another Bank and not sure if the account information is going to stay the same. Advised borrower to wait until the merger to make the payment.  Borrower will make payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110507	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  On 05/11/2020, the Borrower inquired about refinance. The Reason For Delinquency was the Borrower's mother was sick and was not able to work . The Borrower requested to use the funds in uanpplied ot complete the payment.
On 05/18/2020, the last contact was via an inbound call from the Borrower to make a same a day payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110081	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  1/15/20: borrower call and ask why payment change.  we explain to the borrower why
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/16/2020
607111237	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  Borrower made a promise to me $XXX.XX by 2/7/20.  Borrower requested that a transaction history be emailed to her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111059	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Borrower called in to make a payment on their past due total. Borrower hung up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/24/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed the unpaid principal balance transferred from the prior servicer and outstanding payments. The agent went over the account issues.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111440	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  The borrower requested that her loan documents be mailed directly to her.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/13/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written complaint sent by Borrower's representative regarding negative credit reporting.  Servicer researched and responded accordingly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located within a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damages were reported.	05/31/2020	03/15/2020
607112383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower called in to opt out of the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  The borrower contacted to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called in for account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/19/2020
607110972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called regarding automated clearing house payments. Servicer advised automated clearing house is not set up on acccount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  Borrower called on 1/15/20 to make payment. Borrower said she had cancer and shoulder replacement but should be able to make payments in the future.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111086	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  Authorized third party called to make a payment and bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  On 07/19/2019 Authorized third party called to make June and July payment to bring loan current. Third party was provided with know your options for available assistance. Reason for default curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  Per the comments, talked to borrower to advise the payment posted 07/10/19 & foreclosure will be removed within 2 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111663	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  01/30/2019 was the last borrower contact made, in which the borrower called in to get info on modification docs, borrower was advised both sets of docs are needed. Borrower advised he will review the docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/21/2020
607111563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  The borrower called to scheduled a payment for 3/31/2020 in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110070	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  This account came to the servicer in bankruptcy with no filing information or dates but the plan is still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments XX/XX/XXXX indicate subject is in a XXX Disaster area due to XXX. No damages were reported.	05/31/2020	05/29/2020
607110362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2019.  spoke with borrower who stated they will make additional payment with November payment to clear October and November payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111139	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112464	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  The last contact with the borrower they promise to pay 03/17/2020 via the Web.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/06/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower promise to pay drafting on $XXXX.XX by 04/20/2020 via the web and $XXXX.XX drafting by 03/18/2020 via the web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Unable to locate filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  Borrower advised of reinstatement and repayment amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  The borrower made a promise to pay, citing a death in their family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110518	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Commentary states spoke to borrower regarding the late payment on the account. The payment was applied to the escrow in error.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/08/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a payment dispute on the account. The payment was applied to the escrow account in error. The payment was adjusted correctly and credit correction issued.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower called inbound to discuss account status, borrower made a payment in the amount of $XXX.XX for 1/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower called in and made a payment in amount of $XXXX.XX covering February and March and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607111099	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Borrower called to confirm receipt of the document.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/07/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute was resolved on 4/7/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110787	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  The customer scheduled a payment and discussed the November 1 payment was free due to discharged bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  bankruptcy case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  Borrower was provided total amount due and indicated he would make payment later in the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower was contacted and advised that he would look up the company on google and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112469	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Outbound, Borrower promised to pay 6/7/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111813	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Comments show borrower sent an email to the servicer regarding a letter received about property insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607111572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Welcome call made to borrower.  Online payment and website solicitation was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  The borrower called to make a payment of $XXXX.XX, also informed the borrower of the modification trail pre approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110976	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower called to discuss the account status. Funds held in suspense due to a code 55. The agent removed the code 55 and applied the funds to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112424	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 09/04/2018 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called in to discuss late fees requested to be waived. Was advised will continue to receive late fees until the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  borrower called on 10/14/19 and requested forbearance, borrower was advised XXX doesn't offer it anymore. Borrower scheduled payment for 10/18/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111075	3	[3] Delinquent HOA Fees - Superlien State	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called to see if servicer would pay HOA dues that are delinquent, servier advised that they were waiting for law firm to confirm or deny if dues would be paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  Borrower called in to verify if the Jan payment had been returned. Rep confirmed payment posted on 2/7/2020 and has not been returned. Rep advised if funds were not available the first time then will attempt to draft funds a second time. Borrower promised to pay, payment scheduled for 03/18/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/16/2020
607111901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower accepted pandemic forbearance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112348	3	[3] MI Not Being Paid As Required [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Authorized third party called in and made a payment. Advised of the payment change next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110323	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  spoke to borrower whom stated payment will be made, but no exact date was given.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/27/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The credit dispute was submitted multiple times between 7/23/2019 and 11/4/2019 related to servicing transfers eautomated clearing house time the servicer updated the reporting.  There has been no additional requests since 11/4/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called to inquire about auto-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2019.  The borrower called to discuss their hardship and making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111456	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called in and scheduled repayment plan payment for 05/15/2020 in amount of $XXXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111792	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called in to discuss what happens after pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  Borrower called to have last principal payment moved to a payment.  Also added wife as authorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110432	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  Borrower made a promise to pay, wanted to pay with a credit card, advised would need to be from a checking or savings account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  Borrower inquiry asking if payments have been posted to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112338	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  Spoke to borrower and she is aware of what is due on the account and could not state when he will be able to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111810	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111772	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  The borrower called to discuss repayment plan and reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Per the comments, called the borrower and reviewed the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called on 8/1/2019 to request a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Borrower contact discussed forbearance plan , borrower schedule payment for 05/10/2019.
3/12/20-Spoke with borrower and advised him of next due date and account status. Borrower requested late fee be waived RFD curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  The borrower called regarding the amount the payment increased and what was owed for February, servicer advised $209.68 was need to complete the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111561	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  Talk to other party states borrower is not available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  4/15/20: borrower call to cancel the forbearance plan and opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607111847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Spoke with borrower and advised they are in the program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111528	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called for account status information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower authorized a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a XXX disaster (XXX XX/XXXX); no damage reported.	05/31/2020	05/22/2020
607110379	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages reported.	05/31/2020	03/15/2020
607111066	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112463	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  The borrower stated thy had an illness in the family (surgery issues) and set up payment for 12/03/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/23/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute due to payment history that has been updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  On 05/22/2020, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110144	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110763	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019.  On 10/7/19 the customer called in for a Spanish speaking agent. The borrower stated excessive obligations  and stated payment was lost. The borrower paid $XXX. scheduled for 10/9/19. Website registration and paperless billing were accepted. Provided the customer with all workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111185	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called about options for XXX, borrower stated the options would not work for them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damages were reported.	05/31/2020	03/15/2020
607110774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called to make 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  Borrower scheduled two payments no assistance needed due to the pandemic. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No details have been provided with the exception of the discharge bankruptcy solicitation letter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  4/7/20: borrower called had questions about refi and the called drop
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/07/2020
607112316	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called for relief options due to pandemic- borrower opted out of Forbearance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/07/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 08/01/2019 and a correction was made with a payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110937	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607111478	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  Borrower advised of credit bureau reporting dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/11/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrowers bankruptcy was discharged and was not being reported to credit bureau properly
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower called for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110260	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower contact discussed amount due. Borrower stated was not aware the loan was delinquent and will check on the February payment that was missed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112561	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  Borrower made a promise to pay in the amount of $XXXX.XX by 2/4/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111130	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  The borrower called in to make a payment. Advised there were no late charges on this payment and the loan is now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112730	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/10/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Borrower called to accept the repayment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  Borrower called in to bring the loan current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110714	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  Spoke with borrower who made a promise to pay.  Borrower stated will pay on the 29th one payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  The borrower called to report property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110715	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  Borrower was advised of total amount due and said he intended to bring loan current by 3/20. Excessive obligations was cited as reason for delinquency.
3/25/20-Borrower called to make a payment RFD curtailment of income pandemic customer impace
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110849	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Outbound call to the borrower to offer assistance if needed during this pandemic. Borrower was confused because their account should be current. Rep explained account is delinquent and went over the total amount due. Borrower stated this was a mistake they have been working on documenting but not able to at this moment with the courts closed due to the pandemic.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/08/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes payment history, stating payments from prior servicer were not applied correctly. Servicer researched payment history and all payments were applied properly. Issue is resolved.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  The 3rd party called about the notary service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  Borrower promises to pay $XXXX.XX today and another payment on 10/11/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called to find out why the payment went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/10/2020
607111529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower was contacted on 5/4/2020 regarding payment.  The borrower has been ill and stated they would make a payment by the end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/18/2020
607111484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  On 09/13/2019, the borrower called to verify payment amount after the escrow increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111584	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  The borrower called to schedule a payment by 3/17/20 via web. The representative sent a password reset and showed the borrower on how to make a payment on the app.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  The borrower called in to cancel autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110916	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  borrower called in to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/03/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing negative reporting on the credit report.  The dispute has been submitted to the TL.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  Borrower called inbound to make a payment, was advised on escrow shortage and payment increase and how to become sole borrower on loan. Borrower gave reason for default as curtailment of income. Borrower made a payment in the amount of $XXXX.XX for 10-18-2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The account is coded as bankruptcy however there are no notes providing specific details such as chapter, file date and status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  On 7/19/2019, borrower called and would like a repayment plan to avoid late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111604	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[3] MI Not Being Paid As Required

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower called in to make a payment. Also discussed the reason for default of excessive obligations.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported damage due to XXX on XX/XX/XXXX. Details not provided. No indication of an insurance claim or of the repair status. No further updates provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster are due to XXX on XX/XX/XXXX.	05/31/2020	05/30/2020
607112413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Commentary states borrower called in regarding forbearance assistance plan and forbearance plan was setup on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  The borrower called in and was reviewed for and granted 3 month forbearance due to pandemic.
On 04/22/2020, the Borrower went over the options to avoid Foreclosure, follow up meeting in 14 days  and the toll free HUD number.  A same day Promise To Pay "PTP" in the amont of $XXX via draft was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607110078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019.  Borrower called to check on escrow and arranged a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  The borrower called for the account status and stated the daughters live on the property, the borrower scheduled a payment in the amount of $XXXX.XX for 02/18/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112754	3	[3] Collection Comments - Incomplete -: Missing 08/21/2018 - 01/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Authorized 3rd party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  The last contact with the borrower explored options for them to avoid foreclosure. The customer was provided the HUD number to follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111626	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  Borrower  called about billing statement
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/05/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  01/31/2020- Borrower called in to ask about payment amounts and scheduled payments. Call reason- Payment information payment scheduled for 02/18/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112640	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/26/2020
607112291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  During the review period of 12/01/2016 through 11/30/2019 borrower called in about account inquiry advised of transaction history and account status. Full demo given in bad receptions area. Borrower said she call in Monday to correct payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  borrower called in to verify payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  The borrower called to make a payment of $XXXX.XX for 9/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110052	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  The borrower called in to schedule payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/02/2020.  The dispute type is Verbal and the reason is PAYMENT AMOUNT DISPUTE.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110911	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  02/05/2020- Borrower called in for a promise to pay in the amount of $XXXX.XX fee amount $19.00 scheduled for 02/06/2020. Talked to third party borrower LPR next due set up payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/30/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Agent incorrectly posted payment for wrong date and borrower stated the account will bounce back.  Advised can submit for non-sufficient funds fees with bank statement.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110105	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower called servicer on 7/2/19 wanting to verify payment went through. Servicer advise it was posted today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called to make a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607112826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called on 5/27/2020 regarding allocation of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  Borrower called because she received a pre-foreclosure example letter, rep advised borrower to just make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110122	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2020.  Borrower contacted servicer via message center stating just recently got payments back on track and now pandemic appears. Borrower stated was able to make last months payment at the end of the month and will do same for this month and is asking to have late charges waived for March and April due to hard times advising is able to make the payments but at the end of the month. Borrower stated does not wish to apply for forbearance plan as the governor stated this is something should stay clear from and just asking for late fees to be removed. The servicer responded via message center stating that due to the nature of the request the request has been forwarded to research team for further review and to allow 7 business days to resolve inquiry and will receive letter of resolution within 7-10 business days after review. On 04/24/2020 research request was resolved and letter sent to borrower advising will waive April 2020 late fee in amount of $52.43 and once the late fee is removed the remaining late fee balance will be $407.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called for general information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Borrower called in to make payment and inquire about sending payment for escrow account deficit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110764	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  The last contact was made on 4/9/2020, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/07/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  Authorized third party called in but they hung up before reason for call was determined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110775	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  Borrower called and discussed notice and amount due, borrower stated will make payment around 2/25/20. Account is delinquent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called in to make sure that the pandemic forbearance plan was cancelled ff this account due to she rejection letter on 5/21/2020. She will send a check for June and included the .30 cents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607112354	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower verified their information and made a payment of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  No MFR due to the account being brought current
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112779	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110309	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  5/15/20: spoke to borrower and schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Notes of XX/XX/XXXX indicated borrower had filed bankruptcy but case specifics were not found in the notes provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607112734	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2020.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/25/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  credit bureau report dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  Borrower scheduled payment for escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/18/2020
607110058	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Called borrower to discuss the payment due on the loan and daughter picked up and she advised that she makes the payments, but is not authorized on the account. Rep advised third party to create an online account to make payment for free and monitor the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/23/2020
607111712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Borrower called in to make payment iao $XXX.XX with debit card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  borrower called in to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  The agent called the borrower and spoke to the borrower concerning a repayment plan and informed the borrower of the amount due. The borrower stated they can not keep up with the repayment plan if is to hard for them to pay this much. The borrower dated they came make a regular payment not the repayment plan amount . Borrower stated they might be able to get short term loan and has an IRA account.  The agent afforded to stretch the repayment plan for a couple more months to make the payment more affordable . Borrower stated they may be interested in such an option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111581	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Talk to borrower regarding total amount due borrower states has not received permanent modification docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The last contact was made on 4/28/2020, in which the borrower discussed the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/05/2020
607111610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  Borrower called in to inform us she no longer needs the forbearance plan also informed us that she's receiving help from family members.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/08/2020
607111656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2020.  The borrower's checking account was hacked and made a promise to pay within the next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/13/2020
607111652	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Borrower advised of having new insurance and wanted to make sure that the information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111634	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019.  On 12/04/2019 Borrower was called in reference to payment due. Borrower stated spouse makes the payments and will make the payment today if it was not made yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2019.  Borrower called in 2 payments for $XXXX.XX eautomated clearing house for 12/28/2019 and 1/10/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112593	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  Authorized third party, executor or successor in interest, called and stated had been impacted by pandemic and wanted to know what programs were available.  The  third party was transferred to the disaster team.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111784	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111507	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  The borrower called in to inquire about the credit report that was mistakenly done by the servicer. The representative advised the borrower that it was an accident and to disregard. The borrower made a promise to pay by 4/7/20 via web.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/03/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 3/3/20 in regards to credit report that was mistakenly done. The representative advised the borrower that it was an accident and to disregard.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The customer called in with the insurance provider confirming the new policy would be faxed in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  The borrower promised to pay $XXXX.XX via web by 12/17/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111832	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower stated will make payment by 04/30/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607110033	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111109	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  The borrower  called about insurance claim
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/12/2020
607110984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  On 7/18/19 the borrower stated marital problems and attorneys' fees as the reason for default. The borrower paid the May payment of $XXXX.XX over the phone.  The borrower promised to pay June on 8/2/19 and July on 8/9/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112386	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  On 02/12/2020 borrower emailed servicer regarding a late fee of $50.24 being waived due to error with servicer, borrower stated fee still showing on account when trying to make payment using the app. Servicer replied that their records are showing that the fee have been waived on 02/12/2020, servicer also indicated the account has been assigned to a dedicated specialist that knows the details of the account and that will also be able to assist with any inquiries regarding your modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110034	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  Borrower states the reason for default was due to falling ill long term. the borrower scheduled a payment in the amount of $XXX by 02/05/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  Welcome call performed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  The borrower called in to get payment options for pandemic disaster impact.  Stated would think about it and check on web for follow-up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Commentary states borrower called in to make a payment on the account and to advise insurance provider of mortgage change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110955	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower called in to discuss  workout options, spouse just retired and income ha been reduced
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  chapter XX discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  The servicer contacted the borrower to schedule a payment. The borrower promised to pay by 1/31/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  The borrower called to reschedule the payment to 01/10/2020 in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110851	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110508	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  On 10/09/2019 Borrower called stated made payment through bill pay and will make another payment before the end of the month. Borrower was advised with Forbearance funds and payment it should bring loan current. Reason for default excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/09/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  Authorized third party called in to make a payment in the amount of  $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  03/23/2020 - Called borrower - advised of account status - scheduled payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  On 7/15/2019 the borrower stated the reason for delinquency was excessive obligations and made a promise to pay for a future date; the borrower was educated on loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111038	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  3/25/2020 Borrowers family member called to advise of new hazard claim for XXX damage XX/XX/XXXX.

5/21/2020 Borrower's daughter called inbound with a document inquiry, wanted to check the status of submitted documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A third party reported XXX damage on XX/XX/XXXX. Claim funds of $X.XX was received on XX/XX/XXXX. Loss draft check noted on XX/XX/XXXX. No further status updates provided.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110800	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/16/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes mortgage account showing as closed. Servicer responded by updating account to show loan status as of 02/16/2018 (current) and payment history through January 2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110933	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  Customer called in about her payment, tried to submit $XXXX, but does not have the funds in her bank made for new payment. Rep advised borrower to stop other payment with bank. Payment scheduled for 03/02/2020.   Rep assessed borrower's financial situation and explored options to avoid foreclosure.  Rep advised the borrower of their right to request a follow up meeting within 14 days. Rep provided the borrower with the toll free HUD number to reautomated clearing house a HUD certified counseling agency. Borrower called in because borrower wants to stop payment in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2019.  Customer called to request 1098 form for 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower called and requested to have the 1098 tax form sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/04/2020
607110744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower called in to see why he got a paper that said he was  delinquent when he's been making payments. Advised I see one payment of $XXXX.XX, he stated he was on a repayment plan. Advise I see an April payment but not a March payment for the plan. He stated when he  transferred, he didn't get anything notifying him of the transfer. Account says we've had returned mailing verified mailing address and it's correct. Advised of paperless and set up a new plan.  Five months starting this month since he was prepared to make a larger payment this month anyways. Advised of  suppression of late fees but not credit hits. Advised if the five month does not get approved I will let him know.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110925	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  Borrower made a payment.
3/30/20-Borrower is wanting to know why she still shows due for fees when she already reinstated the loan. She was advised to submit research request
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Borrower called inbound to discuss online payments and grace period. Borrower made two unspecified future payment arrangements and had no additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  The borrower called in regarding their escrow payment. Call was transferred to the escrow department for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower called to discuss the account and schedule a payment for 3/28/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  5/6/20: borrower call and stated he got a letter advising not to make payment.  correct.  we advised him that he is on a forbearance plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112827	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  Borrower expressed to servicer that he does not want courtesy calls.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/18/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed returned payment. Servicer advised to contact bank for returned payment information. No further commentary.  Issue resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/26/2020
607110839	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The last contact was made on 4/27/2020, in which the borrower discussed the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/30/2020.  The dispute type is Verbal and the reason is corporate advance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  2/13/20-The borrower inquiring about corporate advances.
2/24/20-The representative sent an email to the borrower advising that the lpe are a result of the deferred principal balance from XXXX loan modification and property inspection and also advised that there are no foreclosure fees and costs owed on the account-included in the modification agreement and prior servicer history.
03/06/2020 - Servicer sent copy of prior history and explanation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112360	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called in to request escrow analysis and to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607110082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2019.  spoke to 3rd party whom stated is driving, but will make payment on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower inquiry in regards to payment information, updated and contact phone numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020.  Authorized 3rd party called with promise to pay in the amount of $XXX to cover January and February. Comment dated 02/26/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112477	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Borrower called in and advised payment would be made once tax refund comes in.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/07/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments on 04/07/2017 referenced a credit reporting dispute was received. The comments at that time indicated a correction was completed suppressing reporting from 05/2012 through 04/2015 due to the account was in bankruptcy during that time period.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The comments on XX/XX/XXXX stated the chapter XX was discharged in XX/XXXX, however, the exact date of discharge was not cited. The case number was not provided either.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111673	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in to explore options to avoid foreclosure. Borrower intends to make a payment of $XXXX by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called to make a payment in the amount of $XXXX.XX. Rep advised of the $19 processing fee. Borrower stated they have been having trouble getting on the website. Rep stated it appears they do not have their account set up yet online and need to go in to create a new one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  borrower contacted servicer for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112319	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  4/30/20: outbound call to customer.  borrower decline the pandemic assistance
05/06/2020- she is a still thinking about the forb and will let us know and will mk a payment next week and recapped
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112675	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower called about taxes being disbursed and wanted proof mail to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  Borrower called in to promise to make a payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/06/2020
607111637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  The customer returned the call confirming the mailing address on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111138	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110865	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called in to dispute the delinquency on the loan and was advised the case is in closing and can take 30 days.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/16/2019.  The dispute type is Verbal and the reason is Loan status.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the delinquency on the account due to the bankruptcy.  The servicer advised the bankruptcy was recently closed and accounting takes about 30 days to close out the case.  The servicer stated cannot resolve the issue until the case is closed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  An agreed order was granted on XX/XX/XXXX and the discharge date was not provided.  A prior chapter XX was filed on XX/XX/XXXX and was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for damage that occurred on XX/XX/XXXX. The claim was closed on XX/XX/XXXX with all funds released and a 100% inspection dated XX/XX/XXXX.	05/31/2020	03/15/2020
607110752	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  The borrower called to update account due to name change. The borrower also promised to submit a payment by 3/19/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  On XX/XX/XXXX a Day 45 discharged bankruptcy solicitation letter was sent.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  The borrower inquired about the 1098 year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  borrower called for document inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607110184	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111062	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  4/22/20: borrower called and stated was working 2 jobs now only one jobs.  planning to catch up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111514	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110281	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower requested an escrow analysis due to a statement reflecting 2 insurance policies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  Borrower made promise to pay $XXXX.XX by 3/3/20 via web and excessive obligations was cited as the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  An authorized 3rd party called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower's wife called asking about equity on home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  5/21/20: borrower call and transfer to the insurance dep
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607110980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  the borrower was contacted and stated has been divorced  for 2 years. The remaining borrower is not able to refinance and discussed assumption option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  Borrower called in to make a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607111948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  Borrower called stating they haven't been receiving statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  The borrower called in to discuss the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  The borrower made a promise to pay $XXXX.XX by 04/14/2020 and requested a copy of the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX.
			A claim was filed for XXX damage that occurred on XX/XX/XXXX. The claim was closed on XX/XX/XXXX with all funds released and a 100% inspection dated XX/XX/XXXX.	05/31/2020	03/31/2020
607111500	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower called  regarding payment due, and stated they sent the payment today.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/29/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called to opt out forbearance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called to make a payment and requested to have late charges waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  The borrower called to see if the servicer was providing any Pandemic relief from the government the servicer advised not at this time, the servicer advised the borrower of the disaster forbearance.  The borrower was upset that the servicer was not doing anything to help the borrowers with their payments.  Borrower to follow up with the servicer for options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  Borrower was informed that modification docs were received and next payment is due 2/1/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Borrower stated they were sending in payment of XXX.XX via XXX on 6/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110109	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  Borrower called in to request the Year end statement/1098. Rep provided borrower the year end document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  There are no updated notes on case number chapter
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The borrower called in to discuss their escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111867	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Borrower called to make a payment on repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111029	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  Borrower called in about the escrow shortage payment that had been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for XXX damage to XXX the occurred on XX/XX/XXXX. Insurance claim check in the amount of  $X.XX was received. and the claim was classified as monitored. The borrower noted on XX/XX/XXXX is pending additional funds and had not received the check.  The total cost of XXX repair is $X.XX. Draw funds were released on XX/XX/XXXX.  The claim is pending the receipt of additional funds and a final inspection.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area noted on XX/XX/XXXX. No disaster damage was reported.	05/31/2020	05/07/2020
607111080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Customer stated that she was having trouble making payments due to a loss of income related to pandemic. Transferred her to  CS to assist with forbearance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/17/2020
607111681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112396	3	[3] MI Not Being Paid As Required

[2] Payoff has been requested within the last 60 days

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Borrower called to cancel forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  Claim funds in the amount of $X.XX were received on XX/XX/XXXX.  The claim is monitored and the first draw was released on XX/XX/XXXX.  A contractor bid was received in the amount of $X.XX.  A 50% inspection was received on XX/XX/XXXX.  The borrower terminated the contractor and was approved on XX/XX/XXXX for self repairs.  A 65% inspection was received on XX/XX/XXXX with XXX need to be completed.  The claim is pending the final inspection and a 45 day letter was sent on XX/XX/XXXX. On XX/XX/XXXX a 45 day follow up letter was sent. No further status updates evident.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112761	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  The most recent contact was to accept a promise for payment from the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower called in to discuss their escrow payment increase and ways to make the payment more manageable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111617	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/16/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019.  12/10/19-Borrower promised to pay $XXXX.XX by 12/12/2019 online.

03/10/20-The Borrower promised to pay $XXXX.XX by 3/31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/10/2020
607110322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020.  Per the comments, borrower calling for a repayment plan, borrower cannot make monthly payment this month. Agent advised that with no disposable income, borrower would need to apply for modification or cure the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111007	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  The borrower called wanting to make a payment over the phone due to a tax statement page is not letting him make a payment through the mobile app. The borrower was advise to wait 24 hours and try again and he stated that he's been trying since Wednesday. The borrower does not want to pay the $19.00 processing fee because he is not able to make a payment online. No further questions.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/06/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The Co-borrower is disputing a credit hit due to the borrowers pay history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019.  11/25/2019: Borrower call to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111513	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  Spoke with borrower who stated plans to bring loan current next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110146	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The borrower called in to make a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called in wanting the auto calls to stop as they have brought the account current. Borrower made the June payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  9-30-2019:  The customer called to make a payment and discuss their billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112332	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Borrower called in to discuss auto payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The successor in interest called on XX/XX/XXXX wanting to file a claim; the details of the damages were not provided. The servicer advised to contact the insurance company and verify their name is on the policy prior to filing to claim to prevent complications during the claim process. The third party later called on XX/XX/XXXX to file a claim due to XXX damages. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages were reported.	05/31/2020	03/15/2020
607110402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called to request auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607111691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  The borrower called regarding the calls they receive the servicer requested DNS on the account to stop the calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/20/2020
607110983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  Borrower called to make a payment in the amount of $XXXX.XX on 2/14/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower verified their information and declined paperless billing.  They made a payment of$XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  The authorized party called to make a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  Third party called in to get payment changed to later date. Plans to reinstate once taxes are received and requested a copy of the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110719	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  loan was recently modified in early XXXX, notes stated missed payment 06/05/2019.  Also bankruptcy from years ago XXXX, XXXX & XXXX noted as closed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  Borrower called in to adjust scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019.  The customer scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Commentary states the borrower called in to make two payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110806	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  The borrower called to get payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111791	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The borrower called in and submitted a credit dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/17/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CBR dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111480	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  Borrower called in to get the amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111872	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  The borrower called in about the forbearance pla.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/13/2020
607110113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borrower called in to make a payment. Call reason- Make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110361	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019.  The borrower scheduled a payment for 09/27/2019 in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The account is flagged as discharged bankruptcy, no further bankruptcy details were located in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  5/24/19: borrower call to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607110463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  Borrower called to request assistance due to pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Unable to find any further information regarding bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  Customer called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Converted to chapter XX XX/XX/XXXX and then discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower called on 10/31/2019 to report a claim for XXX damages caused on XX/XX/XXXX. The servicer advised to send in the check for endorsement, and an inspection would not be required due to the non-monitored status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111096	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Borrower called in to get information on making payments on the web.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called and declined forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110395	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Welcome call completed.  Borrower called to advise that she sent the check and that she had to go back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called and requested an extension on the forbearance plan. The reason for default noted as spouse's income reduced and tenant not paying. The forbearance was extended to XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower made a payment and indicated impacted by pandemic but did not need assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607112582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The borrower confirmed the next scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111644	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Customer called in to make a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called about aaaccount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111149	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Letter emailed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110004	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower made a prmoise to pay by 05/04/2020 in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111182	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called, servicer confirmed payment was received 4/11.  Borrower is waiting on funds to bring account current, does not want assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  Borrower called in adn wanted to setup payments for the current month to bring the account current  Representative confirmed payments  and set up advised will follow  up later in the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/06/2020
607110848	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 07/31/2018 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Borrower called in to say they have mailed in the May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  On 03/10/2020 Borrower called in reference to partial payment made previously and paid the remaining amount to make a full payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2019.  Borrower made a promise to pay $XXXX.XX on 7/20/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  Borrower advised of payments set up dated 12/15 and 12/30 via website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110413	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  Borrower spoke with rep, but rep states borrower couldn't speak on certain matters at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112692	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/17/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  There is no indication that a resolution was ever reviewed with the borrower.  The borrower was advised that there was an escrow analysis but the borrower is still disputing the fact that his payment went up but taxes and insurance have not at last contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Authorized third party called for insurance payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110117	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112436	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  Deceased borrower's husband called inbound regarding payment information, wanted to see if payment had been received yet. He was advised that he was not authorized on the account and was advised on the successor in interest procedure to complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607110480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  Borrower called in to make a payment of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  The borrower stated that his RFD was due to a curtailment of income and made a payment in the amount of  $XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The note dated XX/XX/XXXX indicates the property had been in a disaster area caused by XXX. No damage reported.	05/31/2020	03/31/2020
607110891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2019.  During the review period of 12/01/2016 through 11/30/2019 borrower had a trial promise to pay. Promised to pay $XXX.XX by 12/03/2019 via web Scheduled 11/29/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110853	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  On 9/27/19 the customer called to pay and said have never paid a processing fee. Forgot to pay while travelling. Agent requested a late fee waiver as a one time courtesy. . Sent automatic payment plan form by mail and email. The customer paid a payment of $XXX.XX.
On 04/28/2020, the last contact from the Borrower was via an inbound call to notify about the evidence of insurance , mortgage clause and wind, to inquire about the payment and time frame of it due to the change of providers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110454	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower called in and discussed billing statement. Borrower disputing fees from prior servicer. The agent sent borrower the goodbye letter and prior servicer statement reflecting late fees. Borrower stated will send in bank statements. Agent noted once received will open review for late fees. Borrower stated will be making April 2020 payment via XXX website.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/14/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing fees from prior servicer. The agent sent borrower the goodbye letter and prior servicer statement reflecting late fees. Borrower stated will send in bank statements. Agent noted once received will open review for late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111510	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  Borrower called to inquire about the payment increase on billing statement. Informed the borrower that it was due to the billing statement being sent during a lapse between September and the payment being made. Informed the borrower of the total amount due and walked through making payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/25/2020
607110920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Per the comments, borrower called about April payment. Payment was applied to escrow and should have been applied to March and April payments. Payment was reversed and reapplied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  Borrower called in reference to the statement- to see if had been sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Discharge/ dismissal not evident on history but should be discharged based on how many months since filed a Chapter XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	05/31/2020	03/15/2020
607110172	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607111577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower called to make a payment and also declined to put a phone number on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607110071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  4-16-2019: The borrower called to notify that borrower (wife) had been ill and promised to pay a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower called in to discuss modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  Per the comments, 3rd party had question on 1098 form. Agent advised to call previous provider for January and February 2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111922	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Outbound call to borrower for status check on repairs and if ready for inspection yet. Borrower stated they are not ready for the final inspection yet.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/20/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute is noted with a credit correction complete.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX. The borrower stated on XX/XX/XXXX had to pay out of pocket for the XXX damage but did file a claim. A contractor bid in the amount of $X.XX was received on XX/XX/XXXX. Claim funds were noted in the amount of $X.XX. The borrower noted XXX on XX/XX/XXXX that needed to be repaired.  A 47% inspection was received dated XX/XX/XXXX stating XXX needs replaced and XXX.  The total claim was noted at $X.XX.  Additional funds in the amount of $X.XX were received on XX/XX/XXXX.  Additional funds in the amount of $X.XX were received for XXX damage that occurred on XX/XX/XXXX.  The borrower noted on XX/XX/XXXX is not ready for the inspection. On XX/XX/XXXX, Borrower stated the repairs were progressing but not ready for an inspection.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2019.  Customer called in to make payment  for Aug and Sept and will be bringing acct current in NOV.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower called to get the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110346	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/17/2019 [1] Delinquent Taxes - Delinquent taxes, but not tax sale	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  On 01/23/2020 Borrower was called in reference to payment due and spoke to Authorized third party. A Repayment plan payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  Borrower wanted to speak with refinance dept, stated just mailed payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  The borrower called on 10/5/2018 with questions about the final loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019.  Borrower called in for options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower promised to make payment via web by 03/12/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111176	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower called to verify that is current since XXX had the loan listed as 90 days delinquent.  The servicer confirmed that the loan is current and that may have been for when they were behind.  The customer understood. The phone number on file was updated.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/29/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comments reference a credit reporting dispute regarding the payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Customer called in she is having issues w getting online and walked her thru how to get online asked if grace period is the same advised  yes and advised first 60 days w us there is no late fees and no neg reporting to credit,  advised  due for jan-march she said she is going to bring the account current advised of reinstatement is XXXX.XX broke down and she said she  will pay that she agreed to speed pay payment for $XXXX.XX no fee state 3/8/19 confirmation number XXX next due XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110095	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower verified their information and inquired about their insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XX/XX/XXXX, Loss Draft, claim monitored, received inspection repairs 100% completed. Funds released.	05/31/2020	05/28/2020
607110821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  The borrower made a payment in the amount of $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  The borrower called on 11/20/2019 for their account number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111649	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019.  The borrower called and scheduled a payment in the amount of $XXXX.XX. The borrower also dispute negative credit hits during his during the repayment plan. Agent attempted to resolve but the borrower stated that he would call back.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/31/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau reporting dispute noted. On 01/03/2020 the borrower was sent a notice stated that the Servicer is required to report payment histories accurately to the credit reporting agencies. An investigation was conducted and after reviewing the  account and pay history found no errors in the credit history as reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  The servicer called and spoke with authorized party and provided total amount due. Authorized party scheduled March payment for 03/09/2020 in amount of $XXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110351	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  Borrower made a promise to pay in the amount of $XXX.XX on 2/19/20. Set up reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110118	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Borrower called in a promise to pay
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/27/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute. The servicer reviewed and a credit correction was made to pay history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  Borrower called in to advise of payment to be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  TALKED TO CUSTOMER - borrower wanted to know if we are deferring payments advised no said his business is slow he wont have full funds adv he can apply for another forbearance or repayment plan or modification but he will owe all months not paid Mr understood
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The authorized third party made a payment of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112363	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Borrower called in and made a payment in amount of $XXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112333	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/21/2020
607112628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  the customer was contacted and provided a promise payment in the amount of $XXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111255	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Authorized third party requested insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607111551	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020.  The borrower called to reinstate the account
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/22/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower did not want to pay the attorneys fees associated with the foreclosure
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111150	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  3/21/19: borrower call and stated entered incorrect payment and payment has kicked back
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112814	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  The borrower called about the credit dispute. The borrower sent in payments to another servicer and they were held and not sent back. The borrower needs the credit reporting to be corrected. The customer stated the rental properties are being impacted by the virus. The customer was advised this issue does not pertain to current servicer but will forward to the research department to see if the credit can be removed as a courtesy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/04/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  An authorized third party called in regarding the 90 day late on the credit report.  The servicer advised the June payment is missing.  The written dispute was received on 01/20/2020 with supporting documents.  The request was made to research the July payment.  The commentary dated 02/26/2020 noted the missing funds were added and the issue was noted as resolved on 02/28/2020. On 3/31/2020 the borrower stated 2 payments were included in 1 envelope. The agent advised of a 60 day research time frame needed. A credit dispute was noted on 05/04/2020, the payment history was reviewed and found to be correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/04/2020
607111771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower called to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  Borrower called to request late fee to be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/20/2020
607111761	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower called on 3/14/19 to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/14/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute- resolved payment history
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the account noted the property is located in a XXX disaster area for XXX, no property damage was reported.	05/31/2020	02/28/2020
607111839	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called to confirm payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110313	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX with no damage noted.	05/31/2020	05/31/2020
607110203	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019.  Borrower answered Servicer's call and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notation XX/XX/XXXX, hazard claim was closed out due to all funds being disbursed from insurance claim.	05/31/2020	02/27/2020
607112713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  The last contact was made on 4/8/2020, in which the borrower had a payment inquiry and requested a late fee removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX noted on XX/XX/XXXX, no damage noted.	05/31/2020	04/30/2020
607110006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  Borrower called in to discuss maturity date advise extended due to modification in XXXX. Gave borrower pay off amount verbally.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111467	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/05/2019 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2019.  Customer called o schedule payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower called in to get the total amount due on the account. A payment was scheduled for the next day in the amount of $XXX to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  The spouse of the borrower verified their information and made a payment of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called to make sure the payment that was mailed had been received, also scheduled payments for 3/26 & 4/25 in the amount of $XXXX.XX via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower inquired on options to pay back escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110182	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Spoke to the borrower who requested a payment made on 02/29/20 in the amount of $XXXX that was applied to the principal be reversed and applied towards the payment due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/10/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  bankruptcy payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Received call from authorized third party to make a payment for $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  Per the comments, borrower called to make July - October payments excluding the fees. Requested biweekly autopay and was advised need to be paid 1 month in advance to setup auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  On 12/12/2019 Servicer contacted borrower, borrower stated was at work and could not talk, and will call back. Servicer advised will reautomated clearing house back out too.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  customer called outbound -  Customer made a payment today. It is pending. It has not posted yet. Emailed modification agreement to customer. Mailed payoff  quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607110077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called with questions regarding a refinance and the monthly billing statement , the servicer explained how to understand the monthly billing statement and then transferred the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Third party called in to get reinstatement amount. He will get it in before 9/1 to avoid more fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110202	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/05/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is in contact by email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607110988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower made a payment of $XXX.XX and declined paperless billing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/20/2020
607110354	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110780	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called to discuss account.  Servicer advised cannot discuss until bankruptcy is discharged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Limited details of the bankruptcy filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607111664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  On 09/23/2019 Customer called in about foreclosure sale date he received. Advised sale date would not have been reported since he is current. On 10/16/2019 Customer wanted to push payment til the end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a XXX disaster (XXX XX/XXXX); no damage reported.	05/31/2020	03/15/2020
607110022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower called to arrange payments to reinstate the loan. Excessive obligations was cited as the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019.  Spoke with borrower, stated will pay within the grace period
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located within a XXX declared disaster area due to XXX as notated on XX/XX/XXXX. There was no indication of property damage.	05/31/2020	05/30/2020
607112565	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  The borrower called to submit the October 2019 payment and advise that the account would be up to date by December 2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  borrower called discussing billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112310	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  Spoke with borrower, borrower called in to make a payment on the account iao $XXXX.XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/30/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Bankruptcy information per collection comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/24/2020
607110148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  During the review period of 12/01/2016 through 11/30/2019 borrower called in to return automated call. Advised borrower payment is almost pasted due. Borrower said he wont be able to make payment today but will do so by Thursday 10/03 and make October payment by the end of the month. Also provided refinance. Borrower at first didnt want to refinance but the just wanted information. Call reason- Returned automated phone call Payment scheduled for 10/07/2019 and 11/04/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111611	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607111580	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2019.  Borrower called in to inquire about current repayment plan from prior Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  Borrower was called and insurance was discussed, borrower wants a better price, rep transferred called to matic insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111076	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 12/16/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower made a payment in the amount of $XXXX.XX.  The customer requested the removal of the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower stated made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2017.  Borrower called in regarding new insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  Borrower promised to pay $XXXX.XX by 04/21/2020. Assisted the borrower with online access to the 1098 year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Call and spoke with the borrower who will be making July payment on 20th. August payment to be caught up with September within the month of September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111450	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2019.  Per the comments, borrower does not think they are due for the month of May and June. Borrower advised will check with bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111482	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  The borrower inquired about an increase in their payment.  The borrower was advised of an escrow shortage on the account had caused the increase so when the December payment was made, it was short.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112810	3	[3] Collection Comments - Incomplete -: Missing 11/21/2018 - 02/16/2019 [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/06/2020
607110374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019.  On 11/5/2019 the borrower called regarding a missing payment. The servicer advised total amount due. The borrower dispute the balance due. The servicer stated it includes late fees. The servicer update borrower financial information and will need proof of income to finishing financial assessment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110515	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called in to make a payment and stated does not want forbearance plan. Borrower authorized agent to process payment in amount of $XXXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  outbound customer call -called to get update on account, borrower 1 set payment in arrears of $XXX scheduled for 03/30/20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  The customer made a partial payment of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.  Borrower called in regarding payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110021	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called in to make a payment in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607111466	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019.  The most recent contact was to discuss payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110396	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called on 05/27/2020 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111704	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  Borrower called because he is unable to log in.  Borrower gave permission to speak to his sister about the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110288	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019.  Borrower made a promise to pay $XXX on 9/16/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower called in to confirm May payment reciefved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Servicer made attempts to contact borrower with no recent success.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  The borrower called promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Authorized third party inquired on the amount of insurance that was paid. Provided information to the third party.
On 04/30/2020, the last contact was via an inbound call
On 04/30/2020, the last contact with the Borrower was via an inbound Bankruptcy call to discuss the Billing Statement and the new payment in the amount of $XXX due to the tax increase and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  The borrower called in to inquire about refinancing their account. Rep asked what was the caused for delinquency prior to transferring the call to the refinance department. Borrower stated they are waiting for a check to come so they can make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A monitored claim was filed for XXX damage that occurred on XX/XX/XXXX. The inspection dated XX/XX/XXXX verified the repairs were 100% completed. The final draw of funds were released on XX/XX/XXXX and the claim was closed at that time.	05/31/2020	04/30/2020
607110331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607110471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower called in to make a payment towards the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster zone due to natural disaster noted on XX/XX/XXXX. No damages were reported.	05/31/2020	03/15/2020
607110994	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/09/2020
607110897	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  On 03/19/2020 the borrower called to discuss bringing loan current. The borrower called regarding general account questions and payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called to get password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112358	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2020.  Borrower wanted to make a payment on the late fee but was advised that the loan needs to be current to accept late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX on XX/XX/XXXX.  The borrower noted on XX/XX/XXXX there was construction work done on the property due to XXX and the borrower referenced home repairs on XX/XX/XXXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112487	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX cites prior servicer completed a modification.	05/31/2020	02/28/2020
607110782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  The servicer advised the borrower the modification has been booked. Comment dated 02/18/2020 servicer received call from borrowers' spouse who informed they just retired, had to pay sons' college expense and would bring the loan current next week.
'[
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments reflect XXX damage with a date of loss of XX/XX/XXXX. Claim check was issued on XX/XX/XXXX in the amount of $X.XX and another claim check was issued on XX/XX/XXXX in the amount of $X.XX. Funds were released on XX/XX/XXXX and classified as non-monitored.	05/31/2020	02/29/2020
607112805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX cites prior servicer completed a modification.	05/31/2020	02/29/2020
607112619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Borrower called in and made a payment in amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110862	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Borrower called to inquire on Forbearance Program
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/16/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal payment dispute against the Servicer on 09/16/2019; the dispute was resolved on the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112347	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 09/04/2017 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  Borrower called in to request a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/14/2020
607110890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  On 03/25/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607111276	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower authorized a payment in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located within a XXX declared disaster area due to XXX as notated on XX/XX/XXXX. Final draw has been paid in the amount of $X.XX for the XXX claim.	05/31/2020	05/30/2020
607110809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110236	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The servicer confirmed payment reapplied securing the March payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/16/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute. Updated applicable fields to show loan status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112393	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower requested to reset their online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The claim was filed for XXX damage that occurred on XX/XX/XXXX. The claim was closed on XX/XX/XXXX with all funds released and a 100% inspection dated XX/XX/XXXX.	05/31/2020	05/30/2020
607112448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower was advised that a research will be conducted to see why their taxes in 01/19 hadn't been paid and requested a updated 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607110549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called to for automated clearing house setup form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019.  On 11/26/2019, borrower called stating she made a partial payment online but the only way she could pay it was an escrow deposit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called about payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019.  Borrower was advised of amount in suspense and amount needed to complete payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Borrower previously filed chapter XX bankruptcy (Case No. XXX) on XX/XX/XXXX and was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  Borrower called to setup December, January , February and March payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  The borrower called in to discuss a delinquency letter she received and made a promise to pay $XXXX.XX by 04/21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110874	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Authorized third party made payment and discussed setting up biweekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The servicer contacted the borrower who stated they did not want to discuss payments and they would try to make the payment by the 16th and it was not late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/16/2020
607110428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2019.  The customer made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112455	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  Borrower scheduled 3 payments by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower noted repairs to be completed on XX/XX/XXXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110490	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower called regarding change in homeowners insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower called to verify receipt of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower advised will not need forbearance plan and will continue making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  Borrower called in to explain why last payment was returned then promised to make one payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110926	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower requested 1098 and Escrow Analysis
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/27/2020
607110898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  On 02/18/2020 Borrower called to make a payment to Reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110742	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  Borrower contact for general account information no payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112626	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Spoke with borrower, borrower called in to ask about a loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  On 12/27/18 the customer called regarding the change in escrow. The agent advised it happens every October. Advised if there is a shortage it will cause the mortgage to increase.

02/19/20-The Borrower promised to pay $XXX by 3/3 via web. The borrower also wanted to know what was reported incorrectly to the credit agencies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  Borrower called in and said the reason for delinquency was excessive obligations and customer knows he fell behind and doesn't want to discuss why he is behind. Borrower called in to get password reset. Rep not able to reset password and states not receiving email. Rep says received 3 emails for password resets customer requested while on the phone. Rep sent temporary password. customer did not want to discuss payment options, but just wanted to make a payment. Payment scheduled for 03/03/2020. Rep provided the total amount due and fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111680	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112493	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  The servicer contacted the borrower to discuss the delinquency. The borrower advised that they mailed a payment and would call back to check the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111252	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  On 3/29/19 the customer called in to pay $XXXX.XX to reinstate the account on 4/2/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/12/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute request without information of any specific dispute details.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower called for account status & wants to reinstate the account. Also provided authorization for spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	05/31/2020	02/29/2020
607110319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2020.  Borrower called regarding assistance and discussed forbearance plan and refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607111521	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  Borrower was contacted and went over payments and a payment was provided in the amount of $XXX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/26/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/19/2020
607112461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2020.  Authorized third party called in about the shortage and was advised it was due to an escrow shortage.  Authorized third party made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110275	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  Called and spoke to borrower and advised the borrower of the status of account. Borrower stated there is a payment on the way since doesn't have website access and doesn't want to make a payment over the phone. Borrower impacted by Pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower was contacted for payment and advised that it will be in the mail to avoid pay by phone fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower called to get information about forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  Borrower called in, payment misapplied, Lender submitted correction request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110013	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Borrower called in to discuss retention options. borrower was asked if they reside in the property and refused to answer. Borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy discharge date not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111968	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Borrower called to get biweekly payment application.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/12/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 05/06/2020 the borrower called in to inquire about biweekly payments, The borrower did not understand why the monthly payment went up.  The servcier advised the customer that there was an glitch in the system and the escrow statement was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  The cram down was completed on XX/XX/XXXX for $X.XX and an interest rate of X.XX% per notes dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  Borrower clled to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Borrower called in about getting the escrow surplus check reissued to him. Submitted a stop/reissue request for the borrower. Promised to pay $XXXX.XX by 6/11/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111541	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  Borrower called for payment arrangement
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/26/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit history. Servicer updated transaction history and borrower information. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  The borrower to called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Per the comments, borrower called to make a payment and agent sent email with password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  The customer called to make a payment and discussed credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112371	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower called to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/25/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Modification reject dispute. Manage approved booking and account was modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  The borrower advised a payment had been made earlier that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2019.  Per the comments, 3rd party called to make an Escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  The borrower called to reinstate loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112709	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  On 05/29/2020, 3rd party called to schedule a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  The customer called in to schedule a payment.  The reason for the default was due to unemployment. (Pandemic Customer Impact)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Borrower called in to discuss service transfer and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110046	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112676	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/04/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  credit dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110336	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  Borrower called in regarding payment information  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  Customer  called in to go over the past due payments and he set up payment today and we discussed his payment change in February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called in made a payment of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111444	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  On 03/26/2020 The Borrower called verified demographics and scheduled a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/08/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute resolved by payment history.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111716	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called in and made a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Chapter XX filed XX/XX/XXXX  case number XXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  On 10/14/19 the borrower called in to ensure the payment was received.  Agent advised it was received and the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Third party called in to discuss the account and was advised that they need to be authorized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX disaster declaration XXXX declared on XX/XX/XXXX due to XXX. No damages were reported.	05/31/2020	02/29/2020
607110056	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received and resolved. This was due to the servicer transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower spoke to the servicer about the account status and can not make a payment at the moment.  They are aware of the full amount due when the forbearance is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  On 8/15/19 talked to autorized 3rd party who wanted information on the account and getting caught up. The borrower wants to pay on the 23rd and the agent advised to do it on-line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111021	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called and stated was impacted by the Pandemic and won't be able to make payments.  Set up forbearance plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/06/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer submitted updated account information to the credit bureaus. The dispute appears to have been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607110803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2019.  Borrower called about billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  The borrower called on 2/17/2020 to say they are waiting for a retirement check
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  Borrower called into authorize the account for Suzaine Randolph, verified demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112560	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112456	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  Borrower made a promise to pay $XXX.XX on 11/18/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110885	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The servicer discussed the insufficient letter with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/28/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The servicer researched the issue and a resolution was sent to the borrower. Previous credit dispute was received on 05/16/2020 and 04/28/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  The a3p called to see what options they had due to being impacted by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called in and made a payment in the amount of $XXXX.XX and scheduled the next payment for 06/11/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2019.  Third party was contacted in which the third party advises of reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/19/2020
607111768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019.  On 12/31/2019, the borrower returned call and promised to bring the account current in the month of February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/19/2020
607110717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  Borrower called about the payment for February.  They thought they were current but were incorrectly told by the attorney to start paying in January when it should have been December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  bankruptcy  appears to be closed based on the comment on XX/XX/XXXX that states there was a final cure in XXX and mail is no longer going to the attorney.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Claim filed date of loss XX/XX/XXXX for XXX damage. Final inspection completed XX/XX/XXXX repairs complete.	05/31/2020	03/31/2020
607110211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower stated self employed and work slow and did not want to set up repay plan.  Borrower promised to make payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110919	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  The last contact was made on 4/29/2020, in which the borrower discussed the forbearance plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/18/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states there was a credit reporting dispute regarding the address (ID Fraud). The applicable fields were updated and current status of the loan reported.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  The borrower reported unemployment due to pandemic; borrower authorized payments in the amount of $XXXX.XX for 04/14/2020 and 04/30/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  2/27/20: borrower call to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  Borrower called to update account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borrower called and scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The servicer called and made a payment in amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  Borrower discussed payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower called in and made a payment for $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112476	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower called in about a credit dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/02/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  fee dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The servicer spoke with the borrower advising the final modification documents were due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  On 02/27/2019 Borrower called made a payment and inquire about making the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110840	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower called in and made a payment in amount of $XXX.XX and was provided with the confirmation number.  Also request cancellation of Forbearance request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Spoke with borrower, borrower stated will make payment by 5/18/20 iao $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110938	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called about ach
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/17/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607110090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  1/30/20-Borrower called to make a payment and requested the fee be waived.

03/18/20-The borrower promised to pay $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The most recent contact with the borrower was to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110790	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called about account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Borrower scheduled a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112809	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Third party discussed past due and options of modification and refinancing. Advised to reduce principle to send in extra funds, stated will bring account current first.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607110340	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  The borrower called in stating was unemployed and feel behind.  The borrower is still trying to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  Borrower promised to make a payment in the amount of $XXXX.XX bu 12/20/2019 via the Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111455	2	[2] Currently Delinquent Mortgage

[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called in and made a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/25/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower dispute was court adjudicated disputed ownership, servicer resolved dispute by updating account to show status as of 10/25/2018 (current).
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  The claim was reclassified as non-monitored on XX/XX/XXXX.  The claim was closed on XX/XX/XXXX as all funds totaling $X.XX were released.   However, the homeowner advised on XX/XX/XXXX that the contractor is asking for more funds to XXX.  The agent advised that needs to contact the insurance company; and if more funds are released to contact the servicer.  Property repair is in process.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111246	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/20/2020
607112638	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower stated he was told servicer would pay utilities. Servicer advised no utilities are paid.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  borrower indicated payment change prior to servicer transfer. Servicer  advised of change and timeframe. No further commentary from borrowe. Issue appears to be resolved. Comment date 04/04/2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607111547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2019.  Borrower called to discuss repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called in to make a promise to pay for $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  The borrower called to request to have the payment made on 3/11/2019 be applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Borrower advised of lost job and reduced hours and waiting on stimulus check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2019.  Borrower made a promise to pay and updated contact info on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower advised impacted by pandemic and been out of work for 2 months. A 3-month pandemic forbearance was set-up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modification completed XX/XX/XXXX.	05/31/2020	05/30/2020
607110941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower called in and stated will make one payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Natural disaster noted on XX/XX/XXXX. No damages reported.	05/31/2020	02/29/2020
607110208	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/27/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Lender responded to TU; updated applicable fields.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower called regarding general account information and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  Borrower called in regarding escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  On 05/20/2020, the borrower called to inquire about late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2020.  Borrower called and declined forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111465	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  Comments show contact with borrower regarding general loan questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Records show borrower is in an active bankruptcy but comments do not provided information on the most recent filing, only one from XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/21/2020
607111770	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  Borrower asked if their payment to escrow could go toward their payment due; borrower has already paid the taxes.  They were transferred to the escrow department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/23/2020.  The dispute type is Verbal and the reason is removing name on the loan.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states that their mother should not be on the loan.  Rep advised that the note has the mother's name on it and to forward docs which prove they should no longer be on the loan. Name has been corrected as of 04/09/2020 and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607111710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Borrower advised sending in payments for 02/2020 and 03/2020 to reinstate account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  Borrower called to declined the modification. Also stated will bring the account current without assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2019.  outbound call to borrower to collect past due payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019.  Servicer called Borrower.  Borrower advised of reason for delinquency and promised to make a payment. Authorized third party called wanting to speak with a specific agent who informed borrower they would assist in getting equity out of the property. Borrower did not have the agent full name but provided the phone number. Associate attempted the phone number it was a non working number and informed borrower they would get them to the sales department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  Borrower called regarding the September payment and was advised of total amount due.  Borrower state they would make payment on the 31st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111671	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110198	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  Welcome call completed. Borrower stated that they attempted to pay prior servicer instead of XXX. will make payment  online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607112549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110206	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called to confirm the 1098 was correct.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/26/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Per the comments, the borrower disputed the payment due to job loss and payment increase due to step rate modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower called to make a payment and was advised that the modification is being finalized in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  Borrower called to discuss refinance rates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/07/2020
607112735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  Per the comments, borrower called to confirm that recent payments posted to the account. Agent confirmed that recent payment posted but was short due to escrow changes. Agent advised of total deferred escrow amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Filed XX/XX/XXXX, case XXX bankruptcy chapter XX; discharged XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called in and made a payment in amount of $XXXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607110947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  Borrower called to make a payment but will instead try to do it online to avoid the processing fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: Property reported vacant and being maintained by borrower on XX/XX/XXXX.	05/31/2020	04/30/2020
607111060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  On 03/03/2020 The Borrower called demographics verified payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019.  Customer called to get wire information to send in reinstatement payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2019.  Per the comments, borrower called concerned about loan being transferred. Provided new account number and payment mailing address, also provided XXX city and code.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  The agent set up a repayment plan and scheduled a payment for the borrower for 06/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111459	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  The borrower authorize a payment in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower had questions regarding payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower called in to request automated clearing house setup form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called in and information verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/08/2020
607110430	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  The borrower was advised payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Customer contacted the servicer to discuss the service transfer occurring and how to bring the account current with payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607111493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  Borrower made a promise to pay $XXX on 2/4/20.  He stated he will be getting new insurance soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  The borrower called in to make speed pay and confirm payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Borrower called to have funds moved from principal to suspense in order to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Commentary indicates new bankruptcy filing. No further details on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111931	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607112570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Borrower contacted servicer via message center inquiring about late fee stating payment was made before late fee would have been assessed. The servicer responded via message center advised that additional research is needed and to allow up to 7 business days to resolve inquiry and will be sent a letter of resolution within 7 to 10 business days after review of account. Comment dated 04/21/2020 reflects that late fee for March in amount of $82.86 was waived as a one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called regarding updated social security information and forms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower was contacted said made a payment on line and hung up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower called to schedule payment(s) and website related issues.  Loan is currently 30 days past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  The customer called to make a payment as she was trying to on the mobile app but was unsuccessful.
3/18/20-Borrower called in stated will make a payment end of the month RFD curtailment of income. Borrowers hours were cut due to the current crisis and her husband is not working
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111612	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 11/30/2018 [3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  borrower updated contact info and verified demo
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Contact made with the borrower advising the billing statement shows the original loan terms. Rep also informed there was also some helpful information regarding the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower made a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  4/30/20: borrower call for status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The case was dismissed and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110167	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112666	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019.  Borrower called to schedule a payment and was advised of the expired demand.  Sept up payment for July, August and September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called in to make a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There was a bankruptcy filed however no chapter, case number, and attorney information found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112742	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/05/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower expresses dispute over missing payment. Servicer did research regarding matter and issue was never revisited by borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607110329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called to pay the months of February and March in the amount of $XXXX.XX.  The customer plans to pay the month of May and June on 05/29/2020.  The hardship is cited as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2019.  The borrower scheduled a promise to pay by 09/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  8-2-2019: The unauthorized third party called to talk about insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX disaster area due to XXX on XX/XX/XXXX. No damages reported.	05/31/2020	03/15/2020
607111036	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  Servicer attempted to contact borrower with no recent success. Commentary shows evidence of skip trace, comment dated 02/25/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/23/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Evidence of credit dispute shown. Credit correction, payment history verified on comment date 07/23/2019. Issue appears to be resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages were reported.	05/31/2020	04/30/2020
607111531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower called in and made a payment in amount of $XXXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Borrower called in and advised has been affected by the pandemic and the agent explained forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Borrower made a promise to pay $XXXX.XX on 7/29/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Borrower called about double payment and servicer stated they had not made second attempt. Borrower stated he would stop payment with bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019.  Borrower called to request we issue payment for the homeowners insurance. The account was updated to issue a priority payment to the overnight payment address on file. Demographics verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  Customer spoke to the servicer on October 3 and advised that the payment should have been made by the co-borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112737	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  Borrower called to submit a Do Not Solicit form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/24/2020
607112407	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Borrower contact consists of Welcome call and discussion of reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112405	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  Borrower scheduled payment to reinstate loan and unemployment was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for XXX damage that occurred on XX/XX/XXXX. An inspection dated XX/XX/XXXX reported that the repairs were 100% completed. All recovery checks totaling $X.XX were endorsed and released on XX/XX/XXXX.	05/31/2020	02/28/2020
607110064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower call to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower promise to pay $XXX drafting on 04/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112620	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower called in requested information on refinancing and payoff.  Set up a promise to pay for 5/15 in the amount of $XXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Borrower called to go over missing payment from prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  Talked to customer stated she was not ready to pay yet since her spouse hasn't received money from their clients, due to no work from the weather.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called for general account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111723	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Borrower called in verbally disputing the fees in amount of $90.95. The agent advised that the fees are property inspection fees from prior servicer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/04/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower verbally disputed fees on account in amount of $90.95. The servicer reviewed the account and on 03/09/2020 the dispute was resolved and borrower was sent a letter explaining that the fees are for property inspections billed by prior servicer from May 2016 - June 2018 due to the delinquency status of the account. The servicer explained in the letter the process of property inspections and included prior servicer history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112326	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower called in to make a payment of $XXX.XX scheduled 5/4/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  The borrower verified their information and stated they had excessive obligations.  They confirmed the escrow account is paying the taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112743	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called in and was advised the billing statement does not reflect the forbearance. The borrower was advised the two most recent payments posted to the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/20/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower initiated multiple credit disputes regarding identity theft beginning 04/24/2017.  A fraud packet was sent out on 04/14/2017.  The account was reviewed multiple times and on 12/15/2017 was deemed the borrower was reported accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  The borrower called to get information on a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower called in and made a payment in amount of $XXX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112688	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called to request waiver of late fees. The borrower was advised to submit written request. The borrower also inquire about options due to pandemic but declined forbearance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized third party stated had been on a disaster forbearance plan with prior servicer and stated only missed 2 payments and had never received documents confirming plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No prior servicer information in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster area notated XX/XX/XXXX for XX/XX/XXXX - XX/XX/XXXX. No damages reported.	05/31/2020	05/19/2020
607110740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  The borrower called to discuss insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111102	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  10-11-2019: The customer set up through ivr a promise to pay and it was taken out then.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower called in had questions on principal balance and went over forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower promised to make trial payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112848	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Talked to other party(wife) and advised her that she isn't authorized stated will get it done and return call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110231	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  The borrower called to schedule a payment but didn't want to pay the fee so they will do it online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  The borrower called to change account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110931	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110449	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower inquired on why billing statement reflected the account being one month behind and went through the transaction history with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The customer made today's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111576	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  The customer advised that they were aware of the claim, but they weren't looking to repair at the time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XX/XX/XXXX indicated a monitored claim was filed prior to the review period; the details of the claim and damages were not provided. The notes at that time listed documents needed before funds could be released. The borrower stated on XX/XX/XXXX the funds from the claim were not going to be enough to complete all repairs. The claim was closed on XX/XX/XXXX due to its aged status and lack of borrower contact. The notes stated the claim would be reopened if the borrower called in wanting to complete the repairs. A call attempt was made on XX/XX/XXXX to advise of all the documents missing. The borrower was unresponsive.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/12/2020
607111665	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  The borrower called in to set up a payment of 02/28/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Borrower called for some general information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020.  The borrower reported excessive obligations and made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  On 05/01/2020, the borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/01/2020
607111866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019.  The borrower called for assistance options and was approved for a 5 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: prior servicer completed modification	05/31/2020	02/28/2020
607110964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  The borrower called and requested to speak to the refinance dept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  The borrower called in to discuss forbearance plan. stated was to start in April and caused missed payment. Borrower will not pay escrow will wait until end of plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  Borrower provided authorization for relative and made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110134	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  Spoke with borrower regarding service transfer- does not want to be transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111265	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  Borrower advises they plan on paying whenever they get the money to, but they do not know when that will be.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110482	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  03/23/2020- Borrower called to make a payment in the amount of $XXX.XX
02/17/2020-Authorized third party and made a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110011	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  The borrower called in to setup a payment for 09/30/2019 and inquired about the escrow analysis.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/26/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  balance dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112457	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Borrower scheduled payment and declined assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607112444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower spouse called in to make a payment.  Payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  On 03/03/2020, the borrower made promises to pay. The borrower called to make a payment of $XXXX.XX for 10/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/17/2020
607110381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower scheduled multiple payments to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/12/2020
607111091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower called about getting draw check released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  The borrower called in to make a payment. The servicer set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  On 4/24/19 borrower called in to inquire about refinancing options. Borrower also scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Borrower inquired about late fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/17/2020
607112357	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower verified their information and  moved funds from a principal payment to make the full payment.  .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/28/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A payment dispute was  resolved by the borrower moving funds from principal to complete their monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Went over year end statement and payment methods.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110446	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2019.  Commentary indicate Active Duty not protected. Comment dated 09/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called in to scheduled a payment in amount of $XXX.XX to post 5/29/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112402	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Borrower promised to pay $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called on 3/22/2019 regarding welcome call.  Payment options were discussed.  The borrower requested prior year tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The borrower made a payment in amount of $XXX to post 04/24/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020.  Borrower called in with authorized third party (wife) to make payment and bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  Inbound bankruptcy call  -Customer called in I wanting to know where to send check into to have us sign it since it requires XXX signature                    Call Reason - Home/Auto Insurance                           No Mini Miranda required                                    QA Provided
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  Borrower called in to discuss general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111616	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  Borrower called in and was advised the status of her account. Customer also stated that the payment for February was already in the mail, and that she would make payment for March by the 25th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  The borrower called to request the form 1098 be emailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2019.  On 11/7/19 the borrower called to lock of checking account so a payment could be made. The borrower scheduled a payment of $XXX.XX for 11/11/19. The borrower stated the application is not letting them make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110230	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020.  The borrower updated their contact information and discussed a repayment and forbearance plan.  An email received on 03/30/2020 stated the borrower is out of work due to the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  Borrower called to make a payment
1/15/20-customer called to make a payment and gave RFD curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Borrower called in and was advised that the repayment plan was active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/17/2020
607110952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  THe borrower called in to discuss workout options and was placed on a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607110778	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2019.  Borrower promised to pay in the amount of $XXX on 10/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Commentary states the borrowers called in to inquire about the principal and interest amounts. The borrowers were transferred as they would like to lower the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  The borrower called in to see what the new payment will be.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110098	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  inbound call from borrower to reset password on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  Courtesy call was made  to offer pandemic assistance. No assistance needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, damages were reported as self repaired by the borrower, no further damages evident.	05/31/2020	05/30/2020
607111930	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020.  The borrower called to make a payment of $XXXX.XX for 3/24 and $XXX.XX for 4/16/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112792	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages reported.	05/31/2020	05/30/2020
607111481	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  The borrower called to schedule a payment for $XXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/23/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was upset that she got an invoice showing she was past due because part of the payment went to principal so it looked like the borrower was delinquent.  A payment misapplication was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111219	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called in a promise to pay in the amount of $XXXX.XX.  The borrower requested late fees waived and advised they could only waive two due to the fact that that the other two were from XXX.  The borrower stated they did not need assistance at this time and would go online to set up 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower called in to make payment and bring account current there was a courtesy waiver of the phone fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  inbound call from borrower to process payment and to obtain loss mitigation documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110472	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  The borrower called to make a payment in the amount of $XXX.XX scheduled for 05/01/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/18/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had been disputing flood insurance on account and multiple payments to insurance. Contact made with the insurance agent and funds to be returned to the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607110310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  On 05/14/2020, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  Borrower made a payment and set-up up a 3-month forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111597	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019.  Last spoke to borrower on 12/31/2019 when they called inbound to make payment on the loan and refused to pay the $19 fee to make on the phone and stated would make payment on IVR.  Borrower called in and said the reason for delinquency was excessive obligation. Borrower promised to make a payment. Payment scheduled for 12/10/2019. Borrower confirms the property is owner occupied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/19/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112589	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  The borrower called in because of notice and confusion about which month is due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was initiated on XX/XX/XXXX for XXX damages caused on XX/XX/XXXX. A follow-up letter was sent out on XX/XX/XXXX advising the claim check and adjuster's report was still  needed to progress the claim. There was no evidence of any completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is complete.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower called to promised to pay $XXX.XX by 5/3/19 via web, also provided the fax to send in new policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110327	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower was impacted by pandemic and called in for options.  The borrower asked about what will happen with forbearance payments at the end of the term.  The servicer provided the options that will be available at the end of the term.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: XXX noted XX/XX/XXXX. No damage reported.	05/31/2020	05/26/2020
607111177	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  On 02/20/2020 borrower contacted servicer asking to have payment deferred to the end of the loan. Servicer transferred call to loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  On 6/6/19 borrower was contacted, borrower stated she already made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  The borrower stated they would make the last trial payment on 04/30/2020 in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111235	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 05/29/2018 [3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  The borrower called in promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes of XX/XX/XXXX indicated property sustained XXX damage. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112432	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  The borrower called in advised changing insurance companies.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/25/2020.  The dispute type is Verbal and the reason is Escrows.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower requested that the escrows be removed from the account. A written response was sent on 02/26/2020 to the borrower stating that the account does not meet the requirements to have the escrows removed. the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110423	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019.  On 11/06/2019, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/26/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  4/28/20: spoke to borrower about payment.  borrower stated payment increase cause financial hardship as well as she is helping out family.  borrower not interested in assistance. prob will be a month behind for awhile
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111490	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower call to request an extension of the Forbearance plan for the next 3 months, XX/XX/XXXX - XX/XX/XXXX. Borrower still not working and was impacted by Pandemic. Forbearance plan was set-up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110993	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2019.  The borrower called on 12/23/2019 regarding the hazard claim.  The non-monitored claim is classified as endorse and release.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX, prior servicer reports that inspection(loss) took place with 95-100% exterior completed with some interior pending. The claim was closed prior to transfer.	05/31/2020	02/29/2020
607112513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  6-28-2019: The customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower called because someone was taking pictures but call was disconnected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607110793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called to discuss forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112301	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower promise to pay $XXXX.XX drafting on 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  The borrower called to discuss payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  5/11/20: borrower call to schedule a payment and want to know more about refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  On 3/7/19 welcome call to the borrower. The borrower advised there was a speed pay error. Advised the borrower to mail in a check or call back in 2 weeks. Advised borrower of 60 day grace period. Updated phone numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607110035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  Borrower's spouse called to advise of intent to pay 1/20 payment on 1/17/20 and 2/20 payment on 2/14/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111263	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower contact stated has sent payment in and ended the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112820	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  The customer discussed options for the account and was informed to return documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  On 7/29/19 the borrower called about the payment and was advised it had been received. The borrower authorized spouse as a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112350	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Commentary states borrower called in and was provided wit forbearance information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/04/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  05/04/2019 agent advised borrower, credit will update in 30 days
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607110051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Last spoke to borrower when they returned calls and scheduled a payment on the loan 02/24/2020 spoke to borrower regarding automated clearing house form
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Borrower called in to make payment to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019.  Last spoke to borrower when they called inbound to advise of new insurance policy on the property and service advised letters were sent in error for default of loan as the loan was modified and no delinquents on the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112633	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  the customer called in and stated that they sent in 2 payments and wanted to consider a refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110373	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  Borrower contact and called back
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower called in to discuss credit report correction, was advised if any changed are made and once submitted to agencies no control on how long it takes to update. Borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111828	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower  called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110320	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Called borrower to inform of the scheduled payment for 8/16 and 8/30,  informed her of repayment plan   but she stated she didn't have time to talk until after today, scheduled call back with her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019.  Borrower called in to advised she pays her insurance yet we sent 586.32.  Agent advised the account is escrowed and she should receive a refund.  Agent advised the status of the escrow has changed as the lpi credit was applied back to the account on 9/16 for 1768 and the surplus will come from the mortgage side.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Commentary states the third party called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111006	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Borrower's spouse advised payment would be made later in the week. Excessive obligations (customer forgot) was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/12/2020
607110881	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Borrower advised of curtailment of income due to pandemic and agreed to three-month forbearance effective XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111473	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  Borrower contacts servicer about account information and promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated credit reportig dispute, servicer researched and found to be accurate. Issue resolved. Comment dated 07/18/2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Borrower called about payment due, servicer determined a payment in October/November was applied to principal.  Will have misapplication corrected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110886	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  Successor called to inquire if name is on the loan and would like proof of that.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/08/2020
607110244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called to make the March and April Payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112682	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower verified their information and made a payment of $XXXX.XX for 05/27/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No details of the bankruptcy being discharged or closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110954	3	[3] Active Litigation - Notes indicate litigation, no indication resolved

[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower promised to pay by the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is evidence of litigation on the file.  XX/XX/XXXX Loan is in litigation and the details were not noted. The borrower advised was not aware the loan was in litigation.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported on XX/XX/XXXX had XXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110308	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Borrower make payment in the amount of $XXXX.XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a XXX disaster (XXX XX/XXXX); no damage reported.	05/31/2020	03/15/2020
607111052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  The customer called to reinstate the loan. They scheduled a payment with the agent. Reason for default was curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2020.  Spoke to borrower and make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  Borrower called inbound to make a payment arrangement, borrower was advised on payment options and assisted with payment on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111943	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower stated mailed payment on 05/20/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110030	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  On 05/15/2020 the borrower called in to pay $XXX.XX.
The borrower called to make a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  On 7/13/19 talked to the third party spouse who advised the July payment will be made in the next 2 weeks. Promised to pay $XXX.XX by 7/30/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted XX/XX/XXXX, no evidence of damages.	05/31/2020	02/29/2020
607111762	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  Third party called to see how to become the successor for the property. The third party is to send the deceased documents for review.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111582	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called for promissory note
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There is mention of a bankruptcy discharged letter in this file however, there was no mention of the chapter, case number, attorney information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  Authorized party called in to respond to a letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower made a promise to pay $XXXX.XX by 5/22/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  Borrower spoke to 3th party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110002	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called and discussed the forbearance plan, no guarantee the payments will be put to the end of the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/30/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the amount of the higher payment. The borrower had recently lowered the insurance premium which would lower the payment. The customer asked to speak to a manager. The account was escalated. The account was reviewed with the borrower regarding the escrow account shortage and they understood. The borrower was advised the payment will not changed until 10/1/19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called in to confirm that request to withdraw from forbearance is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The details of the bankruptcy were not provided. The  notes on XX/XX/XXXX referenced the account was no longer in bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111622	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607111550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  Borrower called into discuss the billing statement and payment misapplication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110341	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Talked to 3rd party have not received insurance payment call transferred to hazard insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a XXX disaster (XXX XX/XXXX); no damage reported.	05/31/2020	02/24/2020
607110867	3	[3] MI Not Being Paid As Required [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  The borrower called for loss draft information, the call was transferred to the loss draft department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the authorized third party called for insurance information and to file an insurance claim for XXX. On XX/XX/XXXX the borrower called for loss draft information, the call was transferred to the loss draft department.  A signed insurance letter was received on XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019.  The borrower called in to make a payment and to cancel auto payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111518	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  borrower called in to return the call made to her
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Customer contacted the servicer on August 22 to submit two payments to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called on 5/26/2020 for password assistance online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112632	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  The agent went over the modification terms with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	05/31/2020	02/28/2020
607110047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Customer call to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  On 06/26/2019 Borrower was called in reference to payment due. Borrower stated will make a payment on 06/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2019.  On 10/26/2019 Borrower called to schedule a payment. Reason for default curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110989	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Borrower called about forbearance plan and was set up on one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/23/2020
607110314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The borrower called in for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111143	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  The borrower called in to inquire about the payment information. The borrower asked about the statements and the payment listed on it. The client advised the borrower the payment is due for Jan and there are funds in suspense.  The borrower will make that up in Feb.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower promised to pay $XXXX.XX drafting by 05/17/2019 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Borrower called to confirm reinstatement funds were received and asked how long before foreclosure status is updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110087	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2019.  The borrower made a promise to pay in the amount of $XXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Borrower went over the December payment and that work was slow causing the borrower to get behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2019.  The borrower called to discuss account and payment status.  The servicer advised of 48 hour turn around time for checks.  The borrower is not interested in paperless enrollment nor automated clearing house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112575	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  Borrower called in to make payment to bring the account current. borrower not affected by pandemic at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607112446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower was advised that they would have to go to a attorney to do a poa to have their spouse takeover the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Customer called to get an update on the account. and set a payment for $XXXX. for 12/07/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111921	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[3] Written Dispute - No indication servicer responded to outstanding dispute in writing

[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The homeowner declined disaster assistance and stated will be returning to work soon.  However, disaster damage was confirmed during the call. The borrower stated that it was impossible for the loan to be a month behind.  The customer asked for a print out to be mailed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/08/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates No information servicer responded to outstanding dispute in writing.  A credit dispute was resolved.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower verbally reported 25% disaster damage on XX/XX/XXXX claim is pending.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area per notes dated XX/XX/XXXX.	05/31/2020	05/29/2020
607110745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  The borrower inquired about the balance due on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower called to discuss tin letter and stated has done this over and it needs to stop. Will send in the W-9 again. The borrower was set up on a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Borrower welcome call completed and borrower received information regarding loan transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Inbound bankruptcy calls but no information on bankruptcy in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112699	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XX/XX/XXXX, no damages reported.	05/31/2020	02/27/2020
607111071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  limited bankruptcy comments in file
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112753	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  The last contact was made on 4/16/2020, in which the borrower indicated would make a payment by the end of April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Customer contacted the servicer on March 19 to submit two payments - payments submitted were on March 29 and April 19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111564	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called to make sure payment was scheduled and advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The borrower made payment and discussed workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower called to make May and June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2019.  Last contact with the borrower they wanted to know how many years left. The homeowners insurance was changed. Customer set up on bi-weekly automated clearing house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607110166	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called in to make a payment and to verify account status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/23/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called in to speak with refi department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: modification completed XX/XX/XXXX.	05/31/2020	03/15/2020
607111074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  Borrower called to confirm receipt of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607110868	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2020.  Customer called and provided a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  The borrower advised of hardship and when next payment would be made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111474	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called for account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called in to request a pay history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/06/2020
607112514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called to inquire about mortgage payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modification was completed XX/XX/XXXX.	05/31/2020	03/31/2020
607112377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Authorized third party scheduled a payment for 03/18/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111213	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  Borrower called in about a letter that was received and made a promise to pay.  Provided borrower a status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019.  On 11/04/2019 Borrower called to confirm October payment was received. Borrower was advised payment was received and is now due for November. Borrower scheduled a payment for November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  The borrower called in and requested a forbearance plan due to unemployment. A three month plan was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607111641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower called in to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111568	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  Spoke with other party as borrower was not available. Last skip trace 01/06/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112429	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  borrower called Payment  inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111590	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  The borrower called in to make a payment and request a payoff quote.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/13/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 11/13/2017 a credit dispute was submitted for month and year being disputed: July, August, Sept., Oct., and Nov. 2017; Credit bureau XXX date of last updated Comments on 12/06/2017 reflect the credit dispute resolved-our records indicate are currently reporting the account to the credit reporting agencies in the monthly credit file; therefore have determined a credit correction is not necessary at this time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2019.  " The Borrower Preferred Communication Email" The borrower sent secure email regarding the service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Borrower called in to have website password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/17/2020
607112364	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called in to request fee removal as the payment was misapplied. A request was submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112700	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower referenced a surgery as reason payment won't be made on time; borrower declined assistance unless payment can be deferred.  The agent advised that is not an option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called with questions regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  A 3rd party called in to discuss their 1098.0
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/21/2020
607110453	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  Last contact with the borrower they called to make a payment. The customer promise to pay on 01/08/2020.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  On 10/15/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112803	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Outbound call was placed to borrower who then advised that they would continue with repayment plan already scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is in a XXX Disaster area, no damages were reported.	05/31/2020	05/20/2020
607112292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  09/16/19-Borrower called to advise will make a payment of $XXX.XX, by 09/20/2019.

01/22/20-The borrower promised to pay $XXX.XX by 1/24 via web
On 04/23/2020,  the last contact was with the Borrower was via a bankrinbound call to discuss the Billing Statement. Call in regards to the total in arrears. A same day payment in the amount of $XXXX.XX via draft was made to reintate the loan and made May's payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower want to be set-up for 6-month pandemic forbearance. Borrower was approved with start date of XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  Spoke to Borrower and they was calling to go over modification options.  Representative went over information with Borrower and they stated that they would get caught up and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Called to advise borrower that the Modification was booked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called to get payment information.
On 05/08/2020, the Borrower scheduled a payment in the amount of $XXXX.XX for 05/31/2020.
On 05/26/2020, the last contact was via an inbound call in which the borrower stated there was a scheduled payment for 05/29/2020 and has had issues in refinancing and consolidation of both loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110174	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called in to make payment and declined forbearance options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/07/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved; service transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110040	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The last contact customer stated is now back to work and wishes the move the dated of the scheduled payments to February 31st. Customer also set up to additional payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111026	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  The borrower called in to request the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/26/2020
607112534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  On 03/12/2020 Borrower was called in reference to account. Borrower scheduled a payment to bring account current. A form was sent to the Borrower to set up automatic withdrawals from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110080	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called in to know how much insurance on loan, call was transferred to insurance department in which the borrower was advised of the premium amount and was advised to contact insurance agency for further information on policy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/13/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 1/14/2020 the servicer confirmed no liability on loan from previous bankruptcy and no payments will be reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112697	3	[3] Collection Comments - Incomplete -: Missing [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The last contact was made on 4/1/2020, in which the borrower scheduled a payment. Borrower called to schedule payment for 05/26/2020 and 06/15/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/25/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The reason for delinquency was coded by the servicer as a payment dispute but the comments do not indicate the nature of the issue so it appears to be false coding
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  The most recent contact was to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110163	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called to change his online password. The RFD was due to servicing problems. The welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  Comments show borrower called regarding the escrow shortage. Borrower requested to have the shortage spread over 36 months. Borrower also scheduled a payment for $XXX, effective 02/11/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower promised to make a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary reflects that the subject property is located in a XXX Disaster declared area due to XXX XX/XX/XXXX. No evidence of outstanding repairs. Claim closed.	05/31/2020	02/27/2020
607110932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  8/14/19-borrower called in to provide confirmation number of payment.

02/06/20-The borrower called to discuss the account and to go over the 1098 form
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  Borrower promise to pay $XXXX.XX drafting on 02/07/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower called in to discuss the account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Borrower called with questions about modification docs.  Explained documents to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110418	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower advised that they will be making a payment on 03/12, but the system wont allow this payment to go through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111763	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/06/2020
607111557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2019.  The borrower called in to discuss auto payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112325	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  The borrower called to request modification documents/application. The borrower was advised to retrieve the documents from the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower called regarding forbearance plan and billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Disaster Declaration XXX XX/XX/XXXX, no damages reported.	05/31/2020	04/30/2020
607110863	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  The borrower made a promise to pay $XXX the following day.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/31/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Fees dispute  resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  03/19/2019 - talked to 3rd party with payment information - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower spoke to servicer and states he made a payment to reinstated loan from previous servicer in the amount of $XXX in suspense. Borrower states he received an notice to pay the $XXX and needed some clarification on what amount was due. Borrower advised to pay $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110353	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower called in to make a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/07/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Submitted updated payment history to all bureaus to correct the payment effective date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy chain of title XX/XX/XXXX. Bankruptcy adjustment/correction of fees on XX/XX/XXXX. The discharge date was taken from the CFPB day 45 discharged bankrupt letter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111750	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  Borrower called in and promised to make a payment. Borrower authorized 2 payments to post today. Rep sent confirmation to email. Payment scheduled for 03/30/2020
No borrower contact since 3/30/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/11/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute resolved. Service Transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	05/31/2020	04/30/2020
607111131	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  An authorized third party called in and requested to have funds from suspense move to principle and a payment was also processed for $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607111116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called in about payment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  borrower called for auto and car insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages were reported.	05/31/2020	05/27/2020
607111594	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called and stated unemployed during Pandemic and requested a Forbearance Plan.  Plan set up for 3 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified outside of the review scope.	05/31/2020	03/15/2020
607110909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  The borrower verified their information and promised to pay $XXX.XX by 04/24/2020.  They discussed forbearance options but stated they will need to talk to their spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  Talked to customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2020.  Borrower accepted a 4 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Borrower made a promise to pay $XXX on 3/11/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110393	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  The borrower authorized a payment in the amount of $XXX and discussed bankruptcy payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111154	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  The borrower called to make a payment of $XXXX.XX and verified demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112302	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  The borrower called and stated they have a curtailment of income, and requested assistance, the servicer set the account up on a 3 month forbearance plan, XX/XX/XXXX through XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111727	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  4/16/2020 Borrower called in because she received a letter from XXX in a green envelope that looks like a bad photo copy saying her home is going to foreclosure and borrower was worried they are taking their home. Servicer advised the borrower the home is not  in foreclosure and doubt they sent the letter to her.

5/14/2020 Authorized third party called inbound regarding payment information, inquired if payment had been received and was advised on escrow adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111070	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower called to schedule a payment for 6/25/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112318	3	[3] Collection Comments - Incomplete -: Missing 09/14/2018 - 01/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called about payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112275	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  Borrower advised that they received a check and was advised to send in for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112440	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  2/19/20: borrower call to dispute on the payment and stated she was never late.  payment dispute reversal and resolved
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/04/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  05/04/20 A credit dispute was received and the payment history was verified. 02/19/20 Borrower called and stated that they received a letter stating that the account was past due for 30 days and wanted to escalate the file to dispute. Funds were reversed and reapplied as a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located within a XXX declared disaster area due to XXX as noted on XX/XX/XXXX. No damages were reported.	05/31/2020	05/30/2020
607110893	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110069	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2020.  Borrower called for payment information, to confirm both payments he made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The borrower called advised impacted by the pandemic. Servicer confirmed and read the forbearance plan $0.00 for 3 months. Borrower prefers to wait.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/17/2020
607111009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019.  The borrower was advised on the demand notice that can be sent out ,and the borrower stated that they can make a payment by 12/14 . The borrower advised that they were hoping to cure the loan by end of December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages were reported.	05/31/2020	03/15/2020
607110712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  The borrower called on 1/31/2020 to say they are unemployed.  Loss mitigation options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  There is a bankruptcy filing as to the chapter, case number,and attorney information is not yet known.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Borrower called advising she has letter from prior servicer stating she was eligible for $158K in principal forgiveness, agent advised they did not see notes confirming that , borrower provided with research dept contact info.l
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  The borrower called to make a payment to bring the account current,plus April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111058	2	[2] Loan is in Bankruptcy [2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Comments show contact with borrower but agent was not able to fully verify borrower.
3/5/20-Borrower called in to see why the billing statements were sent to her family member attorney. Gave borrower fax number to send a request for the mailing address to be removed. Borrower called regarding the amount of the payment and scheduled the payment. Associate resent borrower their billing statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/10/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Comments show the borrower filed a credit dispute which has since been resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments show the borrower is in an active bankruptcy but there are no other details in servicing comments related to actions or milestones.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  borrower called about disaster impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/08/2020
607112272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110027	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Document rcvd by fax borrower dispute on credit dispute without specifying the month & threat for a XXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/20/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower stated they have been impacted by the pandemic discussed a forbearance plan. Borrower inquired if still can make a payment was advised can make payments through plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Claim was non-monitored and funds were released. Claim was closed XX/XX/XXXX.	05/31/2020	04/15/2020
607110226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  On 06/17/2019, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  The borrower called to make December and January payment.  They discussed repayment plan with the servicer.
01/16/2020 - borrower called to schedule 2 payments to bring account current in the amount of $XXX eautomated clearing house - verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  Per the comments, borrower will make the payment on the 16th, aware of automated clearing house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/19/2020
607111244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  On 03/12/2020 Borrower was called in reference to account. Borrower stated will make a payment today. Reason for default excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/26/2020
607110433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  3/24/2020 Borrower called for options related to the pandemic pandemic and a 6 month forbearance plan was set up.

5/5/2020 Borrower called inbound to make a payment, promised to pay $XXXX.XX on 5/7/2020. Borrower advised on workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  Borrower called and states he setup payment for September thought it was for August.Borrower also asked if late fee could be waived and verified demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  The last contact was made on 4/29/2020, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  Call was unable to be recapped as the line was disconnected.  Rep did not summarize what was discussed during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112505	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called in to make payment adn provided insurance information regarding claim
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019.  Last contact with the borrower they called in but there was dead air on the line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  3-26-2019:  The customer states that while with previous servicer they weren't late so why is he being charged late fees.  The servicer told the borrower to see what information comes over from XXX then they can do something about the late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111236	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called about payment delinquency and was advised of payment in February being returned, which the borrower was unaware. Borrower advised that they would make double payments next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2020.  The borrower authorized a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111193	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called on 05/05/2020 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112599	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages were reported.	05/31/2020	02/27/2020
607110738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower called to make a payment to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Customer called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  Borrower called in for general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110204	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  The borrower called about the insurance. Does not want the insurance paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Third party called in, verified demographics, elected to drop out of Forbearance Pla
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110852	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called in for repayment plan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  The borrower called on 4/23/2020 regarding balance and loan terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notation XX/XX/XXXX, insurance claim final inspection was received with 100% repairs completed and the contractor was paid in full. Supplemental insurance funds were endorsed and released per notation XX/XX/XXXX.	05/31/2020	04/30/2020
607110854	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The authorized third party called to discuss the escrow account, suspense amount and amortization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  On 02/25/2020, 3rd party authorized called to schedule a payment over the phone and promised to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111834	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  The borrower advised that they weren't making a payments until their missing funds were found, and the agent advised that they did put in a request to locate the missing funds. The borrower advised that they wanted to do a modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/16/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed delinquency status of loan. Servicer reviewed payment history with the borrower and mailed a copy of the payment history to the borrower.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/20/2020
607110754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  Last contact with authorized third party who wanted to see about the account with the Insurance and if payment was made. Borrower requested to have the 1098 form year end statement sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  On 08/09/2019 Borrower called to add family member to account and scheduled a payment. Borrower was advised the loan had to be Assumed or Refinance to have someone add on to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a XXX Disaster Zone due to XXX as noted XX/XX/XXXX. No damage reported.	05/31/2020	03/15/2020
607112615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower contacted the servicer to discuss possibly refinancing the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111775	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Commentary states the borrower called in regarding reinstating the loan, changing the mailing address and forbearance plan information. The borrower was advised that they must speak with attorney and have a removal request sent on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607110120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020.  Lender called to advised how the total amount due added up and that the 2 late fees would be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111830	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower advised that they wanted to keep their repayment plan and will schedule their payment on the website at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XX/XX/XXXX, no damage reported.	05/31/2020	05/30/2020
607110967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  .The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/11/2020
607111195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  Borrower called to set up 2 payment in March to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Authorized third party called in to reinstate the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111088	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower called in to make a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019.  The borrower contacted the servicer on 11/01/2019 to schedule a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2019.  On 09/09/2019, the borrower called to inquire about escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Prior chapter XX filed; bankruptcy was modified from XX to XX on XX/XX/XXXX; PNC XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower called for escrow inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  The borrower called to schedule two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  The bankruptcy was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112502	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The last contact was made on 1/21/2020, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110145	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  On 02/28/2020 borrower contacted servicer and stated wanted to update the payment amount to $XXX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/27/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated 02/27/2020 shows credit bureau dispute, servicer responded with credit dispute resolved-payment history updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  The servicer called the borrower regarding account status advising to make payment to prevent demand notice. In addition insurance was paid from escrow.  The borrower stated own business and slow right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2020.  Customer called in to make a payment to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112846	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower mailed in another credit dispute
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/18/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting.  The servicer researched the issue and a resolution was sent to the borrower. Previous credit dispute dated 12/20/2019 and 05/05/2020.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The borrower called in to authorize a 3rd party and to cancel a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/14/2020
607110075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called in to make a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  Prior borrower contact 3-12-2020.
4-10-2020 - 3rd party called inbound and stated that the payment would be made today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was initiated on XX/XX/XXXX for XXX damages caused on XX/XX/XXXX. An inspection was received on XX/XX/XXXX indicating all repairs were completed. The remaining funds were released and the claim was closed on XX/XX/XXXX.	05/31/2020	04/24/2020
607110485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  The borrower called to make a payment and refused to discuss reason for delinquency details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to XXX which occurred on XX/XX/XXXX. All damages were resolved. No evidence of outstanding repairs. Claim was closed.	05/31/2020	03/15/2020
607110301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower called for account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for XXX damages caused on XX/XX/XXXX. An inspection was received on XX/XX/XXXX indicating repairs were 100% completed. The final draw of funds were released on XX/XX/XXXX and the claim was closed. A prior claim was filed for XXX damages caused on XX/XX/XXXX. An inspection was received on XX/XX/XXXX stating all repairs were completed. The claim was closed on XX/XX/XXXX.	05/31/2020	05/30/2020
607111107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  Borrower called in to discuss 4/5 month repayment plan  and was advised the most can be done is 90 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019.  Borrower called to confirm payment receipt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  The borrower called to discuss the demand letter that was to expire on 2/17/20 and a payment that was returned non-sufficient funds due to incorrect account information input. The billing statements were also discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  Borrower advised payment was already made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112303	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower stated can pay $XXX per month. Servicer set up repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/01/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to find out why the Servicer  was making the insurance premiums as these payments were always being made by the borrower. The Servicer told the borrower the payments started being made after the account was modified in 12/2018. The borrower told the Servicer the modification was never completed. The Servicer told the borrower to contact the new Servicer to dispute the matter.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/16/2020
607111243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  The borrower called in and made a payment in the amount of $XXX and scheduled a payment for 06/01/2020 in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Prior borrower contact 3/27/2020
4/3/2020 - Authorized 3rd party Borrower's wife called inbound to discuss forbearance plan, stated that she will review her figures and call back if she wants to accept the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110156	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  Borrower called to request if any assistance for the virus is between paychecks. Will bring account current with tax returns.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/17/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called in promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called for information on the payment amount due. The borrower inquired on corporate advance items and was advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/05/2020
607110879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower called in and made a promise to pay.  Payment scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607111608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Authorized third party called on 05/18/2020 stating they were unaware the account was behind. The third party made a payment that day and schedule one to draft on 06/05/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  Spoke to Borrower and advised of final repayment plan in February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Borrower called in having trouble making a payment online. Rep assisted borrower with making a payment via the web as well as set up third party authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/06/2020
607110730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Authorized third party called in to inquire about the Forbearance Plan and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  Borrower called in to make a payment today in the amount of $XXXX.XX.  Borrower also wanted to discuss workouts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112468	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  An authorized third party advised a payment has been scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2020.  Borrower called to schedule payments to bring account current.  Also requested biweekly application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607110873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2019.  The borrower called in to make a payment and stated the account should not be delinquent. Rep stated they will need to submit a request to have it researched as the account came over from the prior servicer delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  called to make Jan & Feb payments and plans to make March within a month. Requested payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  3/2/20 :borrower for status and to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112373	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  Borrower called in to authorize third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2019.  The borrower called in on 11/11/2019 to advise plans on bringing loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Called borrower Rep set up Reinstatement.  Borrower promised to make a payment and a payment was scheduled for 08/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  Borrower called in to verify if taxes were paid- advised payment was sent on 1/30, received 1/31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112295	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Borrower called in and requested 1098 statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110338	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower called to discuss current payment options as he was having issue with tenants residing in property not paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  Borrower called to discuss billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called to confirm what was due, account status ,and advised that they will set up payment this week and next week bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110729	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The auth 3rd party called in to make monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  inbound call from 3rd party to process payment. Advise RFD due to illness of mortgagor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110465	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020.  The borrower called in and made 1/2020 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111231	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  The customer advised that there was issues with the bank securing the payments made but confirmed funds were refunded and bank should no longer reject.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Borrower scheduled a payment in the amount of $XXXX.XX by 04/19/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607111538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  third party called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The customer called in to go over options. The agent went over financials and approved them for a payment plan. The agent stated that the payment plan will start in April for $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111618	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower was contacted and stated he would have payment in by end of month. Servicer advised of pandemic forbearance and borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607110303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower is going to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  The borrower called to discuss the account. The servicer advised the borrower of possible options to avoid foreclosure. The borrower indicated that they were working to bring the account current.The borrower scheduled a payment for 1/6/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110335	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2020.  1/14/20-Borrower called in and state payment misapplication caused delinquency and credit reporting error.  Correction made 01/08/2020.   Borrower stated renter occupied on 01/06/2020.

03/02/20-The borrower promised to pay XXX.XX by 3/13 via mail
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/06/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment and credit reporting dispute.  Borrower stated has 2 accounts and payment applied to wrong account.  Once correction is made on other account this account should be current.  Servicer stated that once payment was corrected the credit report would update.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/10/2020
607111439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower called with billing inquiry; wanted to know amount of February payment and why billing statement reflects $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  The borrower called and made a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  During the review period of 12/01/2016 through 11/30/2019 borrower called in to make a payment in the amount of $XXXX.XX with conformation number of. Advised of setting up repayment plan on the account. Borrower stated he was going to try and send one additional payment to cover June. Advised once that payment is recived he can give us a call back to set up repayment plan for 08/01/2019. Call reason- Make a payment Payment scheduled for 07/08/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  Borrower called for payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111900	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower returned a call to discuss account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607110036	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112799	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111123	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  3/12/2020 Borrower called in to make payment

5/29/2020 Borrower called inbound to make a payment under bankruptcy plan, $XXX.XX set up for 5/29/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Performing under post petition plan as of XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Comments show borrower called to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2020.  The borrower called for assistance as they were not able to make the payment online, the servicer connected the borrower with the IVR system to complete the payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/27/2020
607110269	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  XX/XX/XXXX Commentary shows Bankruptcy activity. There is no other information about the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112717	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  On 6/5/19 the borrower thought the payment amount was $XXX and was not able to pay on-line.  The borrower scheduled 3 payments in the amount of $XXX. Welcome call completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/23/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Not really a dispute but it was coded payment dispute. The borrower thought the payment amount was $XXX and was not able to pay on-line.  The borrower scheduled 3 payments in the amount of $XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  Outbound call to borrower to go over reinstatement amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110055	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  The borrower called to discuss the escrow shortage.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/17/2017.  The dispute type is Written and the reason is ---.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a credit bureau dispute on 10/17/17. The dispute was resolved with an update to the reporting of the discharged bankruptcy status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower inquired on escrow information and scheduled a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower stated the payment will be made on the computer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607112798	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2020.  Borrower requested forbearance plan be approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110199	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  On 10/11/2019 Borrower called to schedule a payment and to request the 1098 year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  The borrower called for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower called in and promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Discussed forbearance information with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  Borrower called because she hasn't received repayment plan docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notation XX/XX/XXXX, insurance claim check was endorsed and released back to borrower. Note dated XX/XX/XXXX indicates the property is located in a XXX disaster area caused by XXX. Damages have since been repaired.	05/31/2020	02/24/2020
607112417	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No detail was provided within the scope.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called in stating they have sent in a $XXX payment to cover the amount owed but is still receiving late fee. Rep informed they were able to post the funds correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111851	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Borrower wanted to know what options she had since she was denied for modification.
2/14/20-customer called in to make two payments on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower called 3 payments totaling $XXXX.XX for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  Borrower advised that the payment made is currently showing as pending in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607111699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower called in regarding the letter on credit reporting that was received, customer was advised it has been fixed at this time .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110539	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Talked to unauthorized third party and states borrower not home.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/08/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2020.  On 01/14/2020 Authorized third party called stated will make a payment by 01/31/2020 and will bring account current in February. Borrower was provided with options available for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No comments other than inbound bankruptcy calls
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110517	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Filed in XXXX, but xxact date unknown.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111192	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower inquired about the account status; agent advised a payment is pending and once it applies the loan will be due for June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  Call and spoke with the borrower who scheduled a payment for 01/23/2020 in the amount of  $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112495	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112458	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Th borrower called to make a payment and stated that his RFD was due to being ill.
01/31/2020 - Talked to borrower and processed payment in the amount of $XXXX.XX -discussed repayment options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110162	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The last contact was made on 4/15/2020, in which the borrower spoke about the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Funds received XX/XX/XXXX in the amount of $X.XX. Notes on XX/XX/XXXX indicate payee on claim check was incorrect and claim was closed. No evidence repairs were completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area due to a XXX per notes dated XX/XX/XXXX.	05/31/2020	05/30/2020
607112685	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020.  Borrower called in to make repayment plan payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112722	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110936	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  2/1/19: borrower call and stated cant make a payment today but will committed to calling back to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Authorized 3rd party advised sent a payment today via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111211	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  A third party called on 05/13/2020 to make a payment; however, the servicer stated they needed authorization and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110444	3	[3] Collection Comments - Incomplete -: Missing 10/20/2018 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  TALKED TO CUSTOMER  - states she was showing late on credit. i advised her she just   brought account current on 3/4/20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called in to confirm that insurance was updated
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110464	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110819	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  Borrower called in to make two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019.  Customer called in stated he will make the November  payment next Friday  and the December payment in January. He also said he want to hold on repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  Spoke to borrower and explained when the trial pay period begins.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Spoke to Borrower and they promised to pay $XXXX.XX on 06/07/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110408	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The most recent contact with the borrower was to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/23/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comment is coded as a payment dispute but the actual context states the borrower was under the impression that they were current as a reason for delinquency
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Authorized party called in to set up reinstatement for today to bring loan current and authorized agent to process payment in amount of $XXXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110218	3	[3] Collection Comments - Incomplete -: Missing 09/06/2018 - 12/10/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Third party called in to get password reset for account,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112687	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2020.  The borrower authorized their insurance agent, who was given the servicer's fax number in order to verify insurance coverage.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/20/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment History Dispute---->Resolved as of 5-20-20
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  CFPB letter confirms previous discharged bankruptcy. Filing date, chapter, discharge date and case number were not provided in the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called in and made a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2019.  borrower called for billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112788	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  The executor of the estate called in stating a death in the family and funeral expenses.  Both payments will be made online in two weeks.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower called to have the payment applied to June and not just principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  Borrower called to verify that their payment had been received for February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  The borrower has been affected by the pandemic and requested assistance. A 3 month forbearance was approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower called to discuss forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster area due to XXX as cited on XX/XX/XXXX. No damages reported.	05/31/2020	05/27/2020
607111780	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  The borrower called to schedule a payment for 1/16/20. The borrower refused the reason for default and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  The servicer contacted the borrower to discuss the account. The borrower declined to post date a payment and advised that they would send the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111158	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Borrower made promise to pay $XXX, no additional assistance needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called in to discuss a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607111659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019.  Borrower called to see if payment was received, rep advised payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112727	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called with questions regarding credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  Co-Borrower called in to get name for wire transfer and account number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2020.  Authorized 3rd party called and scheduled a payment for 01/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111627	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Welcome call completed. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called inbound for payment information and to discuss reinstatement. Borrower was advised reinstatement amount and made a payment of $XXXX.XX on 5-3-3019 in order to make loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XX/XX/XXXX - XXX Disaster XXX. No damage reported.	05/31/2020	03/15/2020
607111910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111731	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower  called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110368	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called in regard a reaffirmation agreement and was advised it was sent to the Attorney.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/13/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Current dispute: Borrower stated that they were on a repayment plan and was advised by representative to cancel repayment plan to have escrow analysis redone.  Borrower was advised to submit written dispute for research.  Prior Dispute on 06/03/2019: Borrower stated that they had made two payments in the same month and these should be reflected, after research the borrower was advised that their bank did not authorize two payments which is why only one payment was applied.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111196	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower called to confirm payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Inbound bankruptcy call - Borrower promised to pay $XXXX.XX scheduled 5/29/20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111967	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111638	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  An authorized third party called in reference to an active insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments reflect an active claim for XXX damage suffered on XX/XX/XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  borrower called escrow inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  The borrower called about a surplus check he received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  The latest contact was a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Borrower called in was confused thought made payment. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/16/2020
607112435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110185	3	[3] Collection Comments - Incomplete -: Missing 05/24/2018 - 12/10/2018

[2] Currently Delinquent Mortgage

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  Customer contacted the servicer on October 17 to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110530	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower called to makes a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607112385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112601	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607111923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  Borrower called to confirm was not double charged for a fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2019.  The servicer contacted the borrower to discuss the delinquency. The borrower scheduled a payment for 12/29/19 and advised that they would call later if it possible to pay more.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  The borrower called to schedule a payment for 03/03/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/19/2020
607110294	3	[3] Collection Comments - Incomplete -: Missing 10/19/2018 - 01/16/2019, 06/01/2017 - 08/08/2017	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  The borrower called to discuss forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/14/2020
607110995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2020.  Third party on question about the current UPB.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/26/2020
607110421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  The borrower stated that she sent in a check for $XXX and only $XXX was applied. The borrower requested a call back from Insurance Department regarding application of funds
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX on XX/XX/XXXX. Damage reported and the claim was deemed non-monitored.	05/31/2020	04/07/2020
607112723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  talked to customer -  talked to mortgagor TAD , NPD went over interview borrower uses bill pay for monthly payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111714	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called in on results of research was advised that did not reaffirm debt before discharge no credit bureau reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/05/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting due to bankrtupcy discharged reporting is correct no issue
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  CUSTOMER CALLED OUTBOUND - spoke with XXX and no assistance needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Welcome call complete. Advised borrower that payment due on 3/1/19.  Borrower stated that payment was sent to previous lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called in to make a payment and the account was reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110352	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Authorized third party called to inquire about insurance. Authorized third party indicated they were not impacted by pandemic. Payment dispute (authorized third party did not know of payment change) was cited as reason for delinquency.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/12/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  The borrower was advised an active forbearance is set up on the account and letter will be sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Authorized third party called to make March payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  The borrower called on 4/13/2020 to ask about forbearance due to pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110348	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower advised that they will schedule April's payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111175	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  Borrower called about October payment and called to discuss how much was to due to bring account current and paid $XXXX.XX
2/13/20-customer called to inquire about resetting up the repayment plan for 3 months beginning February which is pending approval
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called to make a payment by phone in the amount of $XXX. She said she is unable to make  payments online at this time and she rather pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	11/29/2019
607111092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  The most recent contact with the borrower was to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110470	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  Authorized third party called in to get w-9. The company is XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111238	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called and stated sent a new insurance declaration page due to lowering insurance. Also received a refund and will deposit into the escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/25/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the credit reporting reflecting partial payments or a modification.  The servicer verified the the account and updated applicable fields to show the loan as current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Note dated XX/XX/XXXX indicates the property is located in a XXX disaster area caused by XXX. No damages reported.	05/31/2020	05/30/2020
607110950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111199	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111034	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower called in a reinstatement payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111033	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  Borrower made a promise to pay $XXXX.XX on 1/16/20 and $XXXX.XX on 1/31/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called on 5/15/2019 to verify how a payment posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Spoke with borrower who wants a modification but were denied because the account is current. Borrower was afraid to let the account get past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110509	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  The borrower called to advise servicer of an insurance carrier change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110305	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  On 04/22/2020, after explanation of pay history,  the borrower authorized a payment via check by phone to cover February and March. The borrower also promised to make April's payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2020.  The customer called in to discuss the account and the year end statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607111620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  The authorized third party (spouse) called regarding tax bill they received the servicer advised disbursement has been requested and will be paid on 09/30/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111769	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  2/13/20: borrower call to schedule a payment and stated the home is owner occupied
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage due to XXX on XX/XX/XXXX. A claim was filed and denied on XX/XX/XXXX. No further status updates provided.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX on XX/XX/XXXX.	05/31/2020	04/30/2020
607111530	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  The borrower wanted to go over the transaction history. The borrower was that July's payment was made in August.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/29/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  05/29/2019 Commentary states Authorized third party disputed payments on account. The payment history was discussed and the dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  XX/XX/XXXX Commentary states discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  Borrower made a promise to pay $XXX on 1/29/20 and $XXX on 1/29/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607110532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The borrower called about payment she set up on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  talked to customer - customer called in due to her insurance has not been paid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111486	3	[3] Collection Comments - Incomplete -: Missing 10/13/2018 - 01/28/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  The borrower promised to pay the months of March and April by the end of April.  The hardship of curtailment of income is resolved.  Workout options were discussed in case the homeowner can not bring the loan current on own.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112312	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2020.  The borrower asked for more time on the repayment plan. Made November and December payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111168	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/29/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Fee dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110339	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  The borrower called on 11/15/2019 to schedule a payment.  The borrower said the reason for delinquency was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111735	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower called in to make payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/05/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called to request discontinue the automated calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607111218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111050	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019.  outbound call from borrower to collect past due payment. borrower unable to discuss and hung up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower called to schedule payments for 4/5 and 4/19/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the account noted the property is located in a XXX disaster area for XXX, no property damage was reported.	05/31/2020	03/15/2020
607112818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111743	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called in to discuss a message they had received and to say they would be making payments in a couple of weeks.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/27/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting audit review made corrections to reporting due to bankruptcy filing. All bureaus have been updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  No full details provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  The customer called to get a reinstatement quote and made the reinstatement payment. Loss mitigation options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2020.  2/15/20: borrower call about the modification agreement and went over questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called on 5/28/2020 to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110475	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  The borrower mad a promise to pay via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower called to make as a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Customer stated he will make the payment at the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  The borrower called to make a payment of $XXX for 2/21/2020 and $XXX for 3/20/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020.  3/27/20: borrower call and stated was impact by pandemic.  advised was laid off as of XX/XX/XXXX.  approve for forbearance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111112	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The authorized third party discussed payments posted and the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX damage on XX/XX/XXXX. Claim funds of $X.XX was received on XX/XX/XXXX and deposited. The claim was classified as partial monitored. The borrowers were approved to self repair. The draw of $X.XX was sent on XX/XX/XXXX. The borrower called to request the final inspection be scheduled and was advised due to service transfer was unable to schedule the inspection. The claim was closed. No further status updates provided on the repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower PTP $XXX by 7-22-19 via IVR and requested late fee
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  The borrower called in to report a new claim for XXX damage.  Claim classification is non-monitored.  The servicer advised the borrower to send the check un-endorsed.  The servicer explained the claims process to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Note dated XX/XX/XXXX, the insurance claim has been closed after receiving a final inspection of 90% and all criteria has been met.	05/31/2020	03/31/2020
607110927	3	[3] Collection Comments - Incomplete -: Missing 10/03/2018 - 01/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  Agent spoke to borrower regarding reinstatement amount, which borrower had sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111816	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Borrower called in to dispute credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/20/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates No information servicer responded to outstanding dispute in writing.  Per comments, borrower stated Bankruptcy is being reported to credit bureaus. Dispute sent for research with the request received on 4/30/2020.
Resolved on 05/29/2020: Borrower's credit being reported late to XXX.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Unable to locate case number in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111475	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  The servicer went over repayment plan options. The borrower stated due to everything going on with the economy the borrower is not sure this is the best time.  The servicer advised they can assess financials and set-up a plan for next month.  The servicer let the borrower know that if they are on a plan late fees will not accrue. The borrower will discuss with spouse and call back.  The borrower made a promise to pay by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No detail provided within the scope.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower returned a call and requested to be removed from being auto dialed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607110400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  borrower called for general inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XX/XX/XXXX the account noted the property was located in a XXX disaster area for XXX, no property damage was reported.	05/31/2020	03/31/2020
607111041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Last contact with the borrower they were advised the account is fully reinstated. No further information needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2019.  Comments show borrower contact regarding loan status. Borrower advised wife was not working for a year but is now back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Spoke with borrower, borrower called in to get info on forbearance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower advised of online issues and reset password for the borrower. Borrower inquired on forbearance and was set-up with a 3-month forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The customer is changing homeowners insurance and agent, will update when she make her payment on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  The borrower called to discuss the final modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2020.  Spouse was laid off from job due to Corona Virus.  The servicer assessed the borrower's financials and explored options.  The borrower made a promise to pay on 03/21/2020. The borrower inquired about a repayment plan.  The servicer advised the borrower they would need to be transferred to Loss Mitigation and advised of the long wait times.  The borrower will try and get caught up on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112750	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  On 02/20/2020 borrower contacted servicer to advise will schedule a payment via the website. Payment of $XXX.XX scheduled for 02/24/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  Borrower called to have website password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower called to make a payment on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Commentary states borrower called in regarding the workout options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111000	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called to make a payment and advised they lost their job due to pandemic. They will call back if assistance is needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111653	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Comments show borrower made contact and discussed possible repayment plan, borrower could not afford higher payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112724	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 05/02/2018 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower referenced being impacted by pandemic but wants to bring account current without fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607111173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower stated they had a curtailment of income and made a payment of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112507	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower called and was advised they are due for May in the amount 2501.26.  Borrower wanted to make one payment.  Agent advised payment will change on September to 925.01.  Agent advised borrower to make the payment online to avoid fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2020.  The borrower called in to inquire about payment options to keep home out of foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112522	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Called to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/16/2020.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Customer says he was not aware his payment was returned from Bank due to non-sufficient funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111648	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2020.  3/7/20: borrower called to see if we can re run the check tat came back non-sufficient funds in= feb.  advise we cant rerun check twice.  advise we can accept payment electronically
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/27/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the account being due for 03/2019; stating had mailed the payment.  The agent advised that there is a payment in suspense for $XXX; but the monthly payment is $XXXX.XX; so the payment is short $139.67.  The payment increase was due to increased taxes.  A payment for $139.67 was processed and the dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  3rd party called to update info for flood insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020.  The borrower called to make an additional payment due to the payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110969	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/27/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2019.  Talk to other party states borrower is not in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111799	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called to make a payment of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110438	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  Third party called in to request a payoff quote. Third party identification does not match the authorized party.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/13/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute on reporting error has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  Per the comments, advised borrower they are due for December. 2 payments were received in November and 1 in December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The account is flagged as a discharged bankruptcy on XX/XX/XXXX no additional bankruptcy details were located within the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111797	3	[3] MI Not Being Paid As Required [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called in to verify that August payment was received.
04/30/2020- borrower called in to notify of carrier change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The comments on XX/XX/XXXX indicated a claim was filed for XXX damages caused on XX/XX/XXXX. The claim was classified as non-monitored. A check for $X.XX was endorsed and released on XX/XX/XXXX, and a second check for $X.XX was released on XX/XX/XXXX. The comments  on XX/XX/XXXX stated an inspection was conducted on XX/XX/XXXX showing 80% repairs completed. The inspector noted repairs were still needed for the laundry room, stairs, and bathroom. The notes on XX/XX/XXXX also stated funds were still in restricted escrow. As of XX/XX/XXXX there was no evidence of the repairs being completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110769	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower called on 5/14/2020 for the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Spoke to Borrower and they called in to make a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  Spoke to borrower- went over TAD, EA statement. Borrower states that once gets job will make account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111025	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Third party returned call and asked nature of call. Servicer advised not authorized to discuss account. Third party stated he had paperwork showing his ownership of property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/07/2020
607111741	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Authorized 3rd party called to confirm payment scheduled for 06/12/2020. Servicer confirmed sent auto pay forms by email and mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported damage due to XXX on XX/XX/XXXX. No evidence a claim was filed. No further status updates provided for the XXX repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX on XX/XX/XXXX. Damage reported.	05/31/2020	05/29/2020
607110805	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2019.  On 9/06/2019 the borrower called in a made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110461	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2019.  On 12/09/2019 Borrower called to make payments for October, November, and December. Reason for default marital difficulties.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Borrower called about the payment plan
3/23/20-Borrower called in to make a payment
04/21/2020-borrower called about Payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2019.  11/16/19: borrower call to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110921	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower promise to pay $XXX drafting by 05/10/2019 via Bill Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112679	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  3/11/2020 Borrower called to advised wife will make the February payment.

5/1/2020 Borrower called inbound regarding account status, also gave reason for default as curtailment of income. Borrower made a promise to pay of $XXX scheduled for 5/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/19/2020
607110503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  Borrower called to remove duplicate payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  inbound call from borrower to dispute credit bureau reporting
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  Customer called in to inquire about curing the delinquency of the account. The customer discussed a repayment plan option due to the curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  The most recent contact with the borrower was a call in with a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  The borrower called regarding payment options due to the pandemic the servicer advised they have plans available if needed, the borrower scheduled a payment for 04/16/2020 in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  The customer called in and scheduled a payment for 4/2/20 saying she had been impacted by the pandemic pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a XXX disaster area due to XXX. No damage reported.	05/31/2020	03/26/2020
607112704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called on 05/26/2020 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called in seeking assistance options stating she and husband are both XXXX and not making any money. The agent went over forbearance plan and borrower stated will apply online since has already looked at it. Comment dated 04/14/2020 reflects forbearance plan set up but details and term not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disaster Declaration XXX XX/XX/XXXX, no damages reported.	05/31/2020	04/30/2020
607111942	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Commentary states borrower called in to return call from servicer and confirm payment was made on the account. Comment dated 05/08/2020 borrower called to schedule payment. On 05/01/2020 associate contacted borrower as a courtesy due to the pandemic and borrower stated they were not impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower called regarding late fees and escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110962	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  2/28/2020 spoke to caller about options to bring the account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111836	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  Borrower called in regards to payment, advised she will make full payment on 02/28/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111118	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  Borrower called regarding insurance cancellation notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The customer called to set up 2 payments on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110918	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The potential successor in interest and executor of estate promised to pay $XXX.XX online by 05/07/2020.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/05/2020
607111639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019.  The borrower delcined a mailing and email from Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112794	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  The borrower was contacted to secure payment. The borrower made a promise to pay $XXXX.XX by 04/28/20 via the website
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  The borrower called in to authorize a payment in the amount of $XXXX.XX, the servicer discussed the available workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called in to discuss plan, advised of plan and borrower will attempt to make payments and stay on plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111248	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called in to see if account was past due, agent advised account was current.  Borrower indicated had a credit dispute stating received a letter about being months behind.   Agent submitted a research request customer also wanted to know if was set up on forbearance
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/30/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower inquired regarding a letter that was received stating account was 2 months behind.  Agent confirmed it was current and opened a reseautomated clearing house request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Comments show borrower called regarding loan transfer and discussed general account info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019.  The borrower advised will make a payment in 2 weeks
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Spoke to borrower and wanted the loan number and the password reset to the website to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XX/XX/XXXX reflects that property is located in a XXX Disaster Declared area due to XXX. No damages reported.	05/31/2020	03/15/2020
607110176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  The borrower called in regards to the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111508	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  The authorized third party called to discuss the late fees. The party also scheduled a payment for 2/16/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2019.  Borrower called because they setup billpay for today but funds are not available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  During the review period of 12/01/2016 through 11/30/2019 borrower called in but borrower also hung up.  Call reason- Escrow inquiry Payment scheduled for 11/19/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110813	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  The co-borrower called to make a payment and discussed options to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112555	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called stating made two payment on 7/31/2019 in error and requesting one payment be reversed due to not enough funds to make two payments.
01/31/2020 -Borrower called to make a payment - verified account demographics
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/20/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower received credit reporting dispute. The servicer review pay history and updated balance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  The borrower called for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The borrower called to inquire why they are not receiving their monthly billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110239	3	[3] Delinquent HOA Fees [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  Borrower called to set up inspection
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for XXX damage that occurred on XX/XX/XXXX. The claim was classified as enhanced endorse and release on XX/XX/XXXX.  The claim check for $X.XX was endorsed and released on XX/XX/XXXX.  The details of the damage and the status of the repairs was not indicated.  The claim is pending the final inspection as of XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Customer called in inquiring about making payments online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower wanted to know why the payment had increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  1/22/20: spoke to borrower and went over modification docs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called on 05/11/2020 to discuss the grace period and a possible forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112297	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called in to make payments, 4/15/2020 $XXX--- 04/5/15/2020 $XXX---04/16/14/2020 $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607110869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2019.  Outbound call was placed to borrower regarding total amount due but agent was unable to secure payment or payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111239	3	[3] Collection Comments - Incomplete -: Missing [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  4/28/2020 The borrower authorized a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112392	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  Borrower called in and stated will bring account current when they receive their tax money
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2019.  Borrower called to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  3rd party scheduled payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/16/2020
607112668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110861	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  4/16/2020 The borrower called to make a payment.

5/14/2020 Borrower called inbound with a promise to pay, set up $XXX.XX for 5/14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607110979	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  Borrower called was waiting on XXXX check  and will make a payment in another week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  Per the comments, borrower called for website password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  borrower called back after automatic call
04/02/2020-Borrower called to confirm loan terms
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called in to inquire about online access, agent advised that borrower can use the online site to set up forbearance borrower also made a promise to pay in the amount of $XXXX.XX advised of curtailment of  income. Agent reached out to confirm if bankruptcy chapter XX status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Borrower sent in discharge paperwork to agent on XX/XX/XXXX to review and close.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110442	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607110543	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  Borrower called in to inquire why repayment plan did not bring account current and raised escalation about the same.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/17/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called into inquire why repayment plan did not bring account current., borrower did not agree with the same but servicer explained and provided payment history from 2015 to date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disaster Declaration XXX XX/XX/XXXX, no damages reported.	05/31/2020	02/24/2020
607111894	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called in for a three month forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607110990	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower called regarding the phone calls being made on the account and requested to be put on the do not call list.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/20/2020
607112740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower called in to ask if late charges could be waived/refunded because they were unemployed due to the pandemic. The late fees were waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112835	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Called in missed schedule payment was returned via online banking , will schedule a new payment of $XXXX.XX . Payment returned because it was short. Reason for default have been impacted by pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  borrower called for suspension status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110357	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  Borrower called in and said the reason for delinquency was curtailment of income due to was force to retire. Borrower called to check account status went over amount to    reinstate account $XXXX.XX and says have sale for truck will be sold Monday and scheduled pay with process fee $19.00. Borrower promised to make a payment. Payment scheduled for 01/15/2020  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607110827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called for payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Customer called in to discuss a payment misapplication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110015	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Borrower called to make a payment and go over workout options.  Approved borrower for a 3 month repayment option starting in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/20/2020
607110426	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The borrower called to obtain updated payment information and then made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed XX/XX/XXXX.  The bankruptcy is currently delinquent under the amended plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112746	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  Spoke with borrower regarding pending payment.
3/25/20-borrower called in to avise she lost her job due to the epidemic and to inquire about workout options. Forbearance plan was submitted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111914	3	[3] MI Not Being Paid As Required [2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  The borrower made a payment in the amount of $XXX.  The borrower also wanted to discuss the payment dispute that was open with the prior servicer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/20/2020.  The dispute type is Written and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  The borrower had an open research for a payment dispute with the prior servicer prior to the service transfer.  The borrower believes they should only be one month behind.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110900	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112370	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/30/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was resolved with a correction on 05/29/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111129	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Borrower called to request the escrow be removed from the account, the servicer advised it cannot be removed until February with good payment history, the borrower also inquired about $212.82 the servicer advised $100.00 was to cover March payment and the remaining was to cover fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112669	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Customer called in to update account since they had a name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019.  Per the comments, borrower states the payment has been made. Agent advised the borrower is due for December. Borrower stated they spoke with a rep and they waived the fee and corrected the payment. Borrower requested to be called back in 5 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110796	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  Borrower called to verify payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111963	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2020.  The borrower called in and discussed missing payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/07/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states the borrower was informed by the credit bureau that the servicer is reporting the account past due. The borrower was advised of the status of the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/16/2020
607111817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	12/11/2019
607110194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called in to reinstate account and authorized agent to process payment in amount of $XXXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112662	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  Spoke with authorized third party who needed to reschedule the payment for 11/25/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111250	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  Borrower called in to discuss the account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster area per comments XX/XX/XXXX, no damages reported.	05/31/2020	05/30/2020
607111205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  The borrower called in to see what options were available as they have received a demand letter.Borrower stated their spouse is going through a legal battle and has had a lot of legal expenses that caused them to fall behind. Borrower scheduled a payment in the amount of $XXX to draft on 11/29/2019. Borrower plans on making a payment every two weeks until the account is brought current. 1/16/2020 ; the borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  The borrower called about loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  The borrower verified their information and stated they had excessive obligations.  They stated they are taking care of their parent.  they discussed workout options and stated they will be cashing out a life insurance policy and making a payment on the 16th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The last contact was made on 4/15/2020, in which the borrower discussed a billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower called in and made a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  Borrower called in and promised to make a payment. Borrower scheduled a payment on the account. Scheduled for 3/23/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111057	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2020.  Borrower promise to pay $XXX.XX drafting by 02/18/2020 via the internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.  On 09/04/2019 Borrower had fallen and gotten injured and fell behind. She is healed and back to work. She made her August payment and will be making the September payment on or before the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  The borrower called in and authorized a payment in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110871	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower called to schedule two payments and unemployment due to pandemic was cited reason for delinquency.
04/27/2020 Borrower called with a promises to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112843	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower called in and stated the reason for default; borrower was updated regarding foreclosure on file and educated on loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Borrower contact hardship has been resolved. borrower scheduled payment for 07/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX disaster: XXX XX/XXXX; no impact noted.	05/31/2020	02/28/2020
607110296	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower promised to pay by 5/8 and 5/22. Also declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112762	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  The borrower scheduled a payment for 03/09/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  The borrower called about repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111142	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607111840	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  03/20/2019 - Welcome call completed with borrower - verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111964	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  Borrower returned Servicer's call. Agent advised of delinquent status, late fees and Credit Reporting. Borrower understood and stated will be making a payment  on 31st via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower called to set up payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  The borrower called to request assistance due to curtailment of income caused by pandemic. The servicer approved the account for a 3 month forbearance plan, the borrower will make half of the payment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  Borrower was contacted in which borrower advised of check mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020.  Borrower called because he wanted to know why he had 3 late payments on his statement.  He stated he didn't realize it had been floating since Sept.  He stated he will try to pay the balance on 4/8/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111676	3	[3] Collection Comments - Incomplete -: Missing 11/24/2018 - 01/15/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2019.  The most recent contact with the buyer was to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  The borrower called to make a promise to pay of $XXXX.XX and verify demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  On 10/12/2019 Borrower called to confirm 10/10/2019 payment was received. Borrower was provided wit the information. Spoke to borrower stated planned on bringing the account current today but need to speak with  family first.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110414	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  Borrower called inbound regarding reinstatement, she stated that she had over-nighted the payment and provided the tracking number. Borrower was advised that this payment was received and is pending posting. Payment received in the amount of $XXX scheduled for 10-7-2019 to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019.  Borrower stated they were unaware the payments were not being made. They would check with the person living in the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110268	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower called to make a payment only March payment was due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/22/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received dispute from credit reporting agency disputing charge off amount. Loan 30 days past due and surpressed reporting due to bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The loan is flagged as discharged bankruptcy the first date noted was 03/22/2019 no additional bankruptcy details were found in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111054	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The last contact was made on 5/21/2020, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  Per the comments, borrower called to make a payment. Processing fee waived to due to borrower having issues making the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  The customer called in to discuss loss draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607110436	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Chapter and file date not in keyword search.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607110545	3	[3] Collection Comments - Incomplete -: Missing 11/22/2018 - 01/15/2019 [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower contacted servicer to make payments.
On 05/27/2020, the last contact with the Borrower was via an inbound.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110364	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called in to make a payment and was advised of the free mailing options due to processing fee of $19.00.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/30/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made payment dispute. The agent advised borrower of the free mailing options due to $19.00 processing fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112445	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken. Borrower also setup repayment plan while on the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111275	3	[3] Collection Comments - Incomplete -: Missing 10/05/2018 - 01/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Inbound call from customer to set up a promise to pay payment in the amount of  $XXX.XX on 04/23/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The bororwer called in to schedule payment and wanted to speak with refi department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112748	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  The borrower verified their information and inquired if they had funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XX/XX/XXXX Comments reflect hazard insurance claim on property details of the claim not provided. Claim is monitored.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112816	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called and states will pay online next Friday and will make another one by end of months or before to cure loan. No additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112466	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2019.  The borrower scheduled a future payment on 09/12/2019 in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower verified their information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110306	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower verified their information and made a payment of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110349	2	[2] Currently Delinquent Mortgage [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower sent in a message on 05/01/2020 stating renter is not able to make the April payment and requested assistance.  The servicer sent a response to call in for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX to report a claim for XXX damage caused on XX/XX/XXXX. The claim was classified as monitored. Agent advised to submit the endorsed check and contractor documents. A check for $X.XX was receive don XX/XX/XXXX. No reference to any released funds or completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112739	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called for estimated payoff amount as they may be selling the property and associate updated some demographics.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/25/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower submitted a credit dispute directly through the credit agencies disputing loan status.  Servicer responded accordingly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The borrower called to make a payment in the amount of $X.XX to bring the account current, and declined the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111526	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111941	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower called to make a payment in amount of $XXX.XX for today and another payment on 06/01/2020 in amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  Borrower called in to make a payment to bring the account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/12/2020
607112623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  The customer called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110903	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Third party called in on behalf of the borrower to inquired why their payment has increased. Rep explained it was due to a shortage in their escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/11/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Correction to payment effective date of 3/1/19, transfer from XXX. Correction made to 06/18 and 11/18 to reflect current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Customer called in to get billing statement and access to online portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/05/2020
607110371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2019.  Borrower made a promise to pay $XXX.XX on 10/28/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111189	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020.  The customer called in for assistance information and made a payment on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/27/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer reported a payment dispute for late fees applied on the account, however, the customer was on a repayment plan at the time and fees were applied incorrectly. The representative submitted request to have corrected and updated the account to have late fees removed. The customer was set up on a new repayment plan.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112838	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower inquired on maturity date information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The details of the bankruptcy case were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The comments on XX/XX/XXXX referenced an inspection was conducted showing damages to XXX. The XXX repairs were estimated at $X.XX. There was no evidence of a claim or any repairs being completed.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112832	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower called to edit bank account advised on how to on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  The borrower called on 11/21/2019 to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower advised that they no longer need to be on the forbearance plan and scheduled a payment for 05/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607110850	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The servicer went over the escrow, payment change, taxes and insurance with the borrower. The borrower was not aware that the payment increased in February. Escrow analysis was completed on the account. The servicer advised the borrower of the new payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/07/2019.  The dispute type is Written and the reason is escrow dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower sent an email disputing taxes disbursed from escrow.  Documents were uploaded to remedy and the matter seems to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607111805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111105	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2020.  Borrower called about a missing payment for February that was made to the previous servicer.  Agent advised it is not showing on their records for previous or current servicer.  Borrower offered to send in proof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  Borrower called in for Pandemic information. Agent spoke with borrower and set borrower up on a Forbearance Plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110494	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The authorized 3rd party called in to confirm that the the loan is current and if foreclosure has been removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Disaster Declaration XXX XX/XX/XXXX, no damages reported.	05/31/2020	03/15/2020
607110519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2019.  Borrower called for a status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower scheduled a payment in the amount of $XXXX.XX. Borrower advised being impacted by pandemic but wanted to hold off on forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower called in to make a payment for $XXXX.XX scheduled for 5/27/2020.   Agent provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110369	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  The borrower authorized a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/19/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed escrow payment increase. servicer advised of tax and insurance amounts. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607112577	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower calked in  to go over corporate advance fees and late fees. The rep provided a breakdown of fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019.  Borrower called and stated that the account would be caught up by the 11th. Borrower explained that the delinquency was due to a college payment that had to be made for a dependent. Discussed a repayment plan but customer cannot afford a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower was advised that payment was made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2019.  Comment show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  On 05/21/2019, outbound call. The borrower discussed loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111217	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  Borrower called in and requested assistance accessing the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111153	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The last contact was made on 5/19/2020, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110478	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  The borrower stated that they didn't want the modification as they will catch the payment up. Payment scheduled for 02/25/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111212	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Borrower called in to discuss refinance application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607111457	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The last contact was made on 4/16/2020, in which the borrower scheduled a payment. Comment dated 05/12/2020 borrower called to scheduled their payment for 05/15/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/11/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed the reporting of the payment history.  Servicer responded accordingly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110484	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Borrower called to make payment for June and will make another payment online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/27/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent generic credit dispute that was denied
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2020.  Borrower called to confirm check was pulled
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111588	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2020.  On 01/29/20, the Servicer informed the borrower the amount due was $XXXX.XX The borrower stated the reason for delinquency was due to unemployment and confirmed pending payments for December and January. The borrower also stated the February payment would be made by the 17th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2020.  The servicer informed the borrower on payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  The borrower advised she will make her payments and did not want the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111559	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  Borrower called to make a payment and discuss workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111249	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower advised that they have a payment set-up at the end of the month and do not need these calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Borrower called to make a payment and provided payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Bankruptcy discharge date not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110533	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called in to schedule a payment for 05/13/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607111261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Authorized spouse called in and stated is supposed to be on auto pay and advised has not been getting statements. The agent advised was mailed on 05/08/2020 and to allow a few more days. Authorized party stated default is due to husband is sick and not able to work and she is not working. The agent set borrower up on a 3 month forbearance plan from XX/XX/XXXX - XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607110469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  Borrower state that they did not allow their account was behind. Borrower called in to discuss a letter that they received from XXX and to confirm the amount of the letter. Borrower promised to make a payment in the amount of $XXXX.XX via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  Borrower called to request a 1098 and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower called about payment amount on web versus amount on billing statement. Will be making payment on the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111226	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  Borrower scheduled a payment in the amount of $XXXX.XX and provided online information to make payments without the fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/05/2020
607110254	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  Borrower called in wanting to know what month the payment scheduled for 05/22/2020 will go to and the agent advised March. Borrower made a payment in amount of $XXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called to discuss statement advised was printed the same day and is due for the July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111946	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  Borrower called to make a payment. Borrower called about modification and was advised that the documents need to be sent in in order to process the application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Called the borrower completed welcome call processed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111891	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020.  Authorized 3rd party called requesting letter showing account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111859	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  The borrower contacted the servicer  to make a apyment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called in and made a payment.  Accepted $19.00 feel and corporate fee of $14.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112796	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607111190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  CFPB Day 45 Discharged bankruptcy Solicitation Letter sent - other bankruptcy info not evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111247	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Borrower called to see if payment has posted since bank advised the check was returned. Lender advised that check has posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2019.  Borrower responded via email and stated thanked the servicer for looking into their issue. The borrower stated that there was and error with the previous servicer and may seek legal counsel but will pay delinquent amount with one payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111833	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2019.  The most recent contact was to discuss the hardship and repayment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110434	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called to make payment and get assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  The borrower stated the reason for default was due to a curtailment of income from the pandemic but is able to maintain payments April would be paid on 05/01/2020 and May would be paid 2 weeks after.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111965	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110437	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Borrower made a promise to pay $XXX.XX scheduled for 3/12/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2020.  Borrower called in to inquire if they will receive a second 1098 due to loan transfer. Agent advised it is included on the present one. Borrower scheduled a payment for $XXX, effective 01/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  Borrower scheduled payment in the amount of $XXX.XX and noted income loss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  Inbound call from borrower to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111857	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower called to advise of scheduled payment for 4/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Borrower called to see if wire payment was received.  Agent advised payment has not yet been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112664	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2020.  Spoke with borrower, borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111257	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called to inquiry how paying outside of the month will be reported to the Credit Bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The borrower called in to discuss options available due to being furloughed at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/09/2020
607110316	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower called in to scheduled a payments was not interested in a workout options. The borrower stated family member passed away (child).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112711	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  inbound call from authorized 3rd party to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110431	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  Borrower called in to make a payment for $XXX.XX by 1/28/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Borrower called in to inquire about unapplied funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112655	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2018.  Borrower called to get a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112578	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2020.  Third party contact stated will bring account current as soon a s possible will sen din extra eautomated clearing house month until current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111259	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Borrower called for status of loan on autopay.  He made one payment and scheduled a second for 4/1/2020.  He gave "servicing problems' as the reason for the late payments and promised to set himself up on the automated clearing house option online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/12/2020
607112425	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  On 03/19/2020 Borrower was called in reference to account and stated could not talk at the time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111806	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2020.  Borrower scheduled payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  On 04/28/2020, the borrower called to verify account status and promised to send a payment by mail to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607111915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111271	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  The customer called in to make a payment and discuss repayment plans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607110531	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111274	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower contact updated reason for delinquency and scheduled a payment for 05/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112751	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower requested recent billing statement to be sent to them by e-mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607110356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Borrower advised has been laid off for 3 weeks due to the pandemic and is calling to ask about a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Authorized third party called in to make a payment and stated was unaware payment had not been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster Area due to XXX noted on XX/XX/XXXX. No damages were reported.	05/31/2020	05/27/2020
607112654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  7-3-2019: The customer called in to verify reinstatement amount of $XXXX.XX and promised to pay it all by July 9 through wire.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607111687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  Customer called to go over the forbearance plan. Will consider the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607110733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called in regarding late fees. The borrower hung up before the servicer could go over the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/12/2020
607111264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower called to get help with mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2019.  The borrower stated the reason for default was due to a curtailment of income started a new job and was laid off for 4 months and got behind, the servicer approved a XX month repayment plan staring XX/XX/XXXX through XX/XX/XXXX with a monthly payment of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  The borrower called to make the December payment and will make the January payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Commentary states borrower called in and received assistance with make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111532	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Authorized third party called to make a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  inbound call from borrower in regards to reinstatment borrower sent in, wanted to ensure loan servicer has received it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110565	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Borrower was contacted and stated they would make repayment plan payment by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111353	3	[3] Title Issue -: Senior Liens [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2018.  The borrower was contacted regarding missing documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The subject loan and the 2nd lien were recorded in the incorrect order placing the 2nd lien in front of the subject lien.  The commentary dated XX/XX/XXXX states a count for equitable subrogation in the complaint to foreclose to assert the priority of the insured mortgage over XXX.  The loan was reinstated and foreclosure closed prior to resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. A claim was filed for XXX damage. The claim was closed on XX/XX/XXXX with all funds released and an inspection.	05/31/2020	05/29/2020
607112247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  4/9/20: borrower called and had question about the forbearance.  borrower does not want to sign up for forbearance.  borrower is requesting a refinance

5/7/2020 - Borrower called inbound to discuss account information, borrower was unsure why he was being contacted and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  On 11/21/2019, the borrower called to make payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113123	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  On 02/21/2020 Borrower was called in reference to payment due. Borrower scheduled a payment and stated is Refinancing the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/07/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called on 11/06/2019; stating has a negative credit hit and wants it corrected since is refinancing.  The agent replied that the pay history shows that did not make a payment in July or August.  The correction was verbally denied by the servicer.  A written credit bureau dispute was received on 11/07/2019; and on 12/03/2019 the servier responded that all information was correct and no errors were found. No further dispute from the borrower evident.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/21/2020
607112962	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no pending damages.	05/31/2020	05/26/2020
607110633	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called in and made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110690	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  On 4/24/19 contacted the borrower who stated they were in a rush. Verified modification was completed prior to transfer. Verified $XXX.XX monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  On 05/28/2020 the borrower called in to make a paymen of $XXXX.XX.Borrower promised to pay $XXXX.XX drafting by 03/06/2020 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX noted XX/XX/XXXX. No damages were reported.	05/31/2020	05/30/2020
607113055	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  The servicer spoke with borrower who stated will bring the loan current first week of April. The agent advised borrower of the demand notice and expiration date and to call before sending the funds as the loan would be at risk of foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607113020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2019.  The borrower called in to make a payment for $XXXX.XX, effective 10/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110601	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2020.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111368	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2020.  Per the comments, borrower called with 3rd party to confirm that they only owe for the month of February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/20/2020
607110578	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower called stating they had business failure, affected by pandemic and scheduled payment to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607110658	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called to discuss the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607112111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  Comments show contact regarding final modification process and notary signed docs neeeded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower given welcome call information, promised to pay and discussed assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112037	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  3/1/2019 The successor promised to call back and make a payment.

5/14/2020 Borrower called inbound to make a payment arrangement, set up $XXX.XX to be paid on 5/15/2020.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607113032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  authorized third party called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The discharge date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112182	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  01/29/2019 - Talked to borrower - questions regarding payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  The authorized third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.  XXX filed XX/XX/XXXX, discharged XX/XX/XXXX; no chapter provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  Per the comments, borrower called about a letter they received in regards to February payment. Borrower will make payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607113036	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/09/2020
607113098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower was advised of account status and scheduled final repayment plan payment for 05/29/2020. Borrower declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  Last contact with the borrower they stated have had excessive obligations. The customer stated they fell behind due to the Christmas Holiday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607112114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111357	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/05/2020
607112076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  Borrower called in to reinstate account and borrower made payment for $XXXX.XX for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607113136	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower called in to opt out of forbearance plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/19/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a late payment.  The reporting was reviewed and updated with a payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110644	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  The borrower called on 04/13/2020 to report a claim for XXX damages caused on XX/XX/XXXX. The servicer advised to send in the check for endorsement and an inspection would not be needed due to the non-monitored status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower getting current, made a payment.  Impacted by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607113058	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Borrower called in to discuss the escrow analysis and find out why the escrow increased but hung up while being transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112996	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  On 08/13/2019 Borrower was called in reference to account. Borrower stated payment was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  XX/XX/XXXX Commentary states discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112074	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called to make a payment.
05/21/2020-talk to other party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area affected by a XXX as noted on XX/XX/XXXX. No damages were reported.	05/31/2020	05/30/2020
607112035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Talked to borrower advised March payment is due, Borrower said he will check the website. Discussed options borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/19/2020
607112252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  borrower called for billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111420	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111990	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2019.  The last contact was made on 9/13/2019, in which the borrower inquired about a hazard claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX noted on XX/XX/XXXX, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	05/31/2020	03/15/2020
607111282	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  On XX/XX/XXXX the bankruptcy fee notice was ordered. No information on Chapter or discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110628	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  4/1/20: borrower call to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110674	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower promised to pay and discussed assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112988	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  the customer called in to make the july and august payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	01/31/2020
607111433	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2019.  The borrower called in about double payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110651	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110582	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  The borrower called in to request a disaster forbearance due to a curtailment of income from the pandemic pandemic. The loan was setup on a 3 month forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112897	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  Borrower called in to make two payments on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/19/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower dispute payment not posting
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112106	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called on 5/1/2020 having trouble making a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111365	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  borrower call to make a payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX on XX/XX/XXXX. No damage reported	05/31/2020	04/29/2020
607112915	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The agent advised that the escrow payment changed from $377.05 to $972.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110609	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2019.  Borrower called partial payments, advised of the partial payments that have been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes of XX/XX/XXXX indicated borrower had been discharged from bankruptcy. Case specifics were not found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111411	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  The authorized third party returned servicer call and stated received insurance information and will call back with any questions.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111307	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The borrower called about payment .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/21/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comments on 02/21/2020 stated the borrower filed a payment dispute due to a missing payment during the closed bankruptcy. The servicer went over the pay history showing where a payment was missed. The borrower stated they would contact their bank. There was no further mention of the dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Details of the bankruptcy case were not found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower stated no pandemic assistance is needed and made payment on the 16th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607110615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower inquired about the modification and had questions about the final modification documents.  They inquired if they need to have a witness sign.  They stated they would mail out that same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster zone due to XXX noted on XX/XX/XXXX. No damages were reported.	05/31/2020	03/31/2020
607112149	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  The borrower was contacted and made a promise to pay $XXXX.XX on 04/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113035	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called in and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607111390	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called for payment information and to request no mail be sent to the property address as it is tenant occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111387	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  The borrower stated that had a heart operation in January and the spouse is laid off.  The customer scheduled a payment for the months of April and May in the amount of $XXXX.XX for 05/06/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110705	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/01/2020
607111286	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called to advised they mailed payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112872	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Customer called to cancel the trial modification stating they never agreed to having one and wants to just continue to make the regular monthly payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/30/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment amount disputed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower called in and was advised due for three payments, borrower declined assistance and said would bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112934	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower inquired if payment was received, discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607113053	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  The borrower placed a verbal credit reporting dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/29/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal credit reporting dispute was placed on 04/29/2020 and resolved on 04/30/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110664	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112086	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2019.  Borrower called to make a payment on 10/4/19 and illness of principal mortgagor was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113016	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  Spouse inquired about forbearance details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111301	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  The borrower called in to see if loan was current.  The agent advised that loan was due for 1 monthly payment. Agent further explained that loan was under review for modification due to 1st trial payment being made.  The customer then stated that  would try to make a double payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  A third party was contacted on 2/27/2020 regarding delinquency.  The third party said the account would be current by 3/26/2020..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607113070	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2019.  Spoke with borrower regarding options to avoid foreclosure. Advised borrower of the right to request a follow up call within 14 days.  Provided borrower with the toll free HUD number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  The borrower advised that they would send in forbearance documents by Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111314	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called with promise to pay via the web by 05/13/2020. Borrower called to discuss a repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/10/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes the deferred late fees due to not being disclosed to them. Servicer sent transaction history and issue is resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called to discuss options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called in to make payment on account. Associate contacted borrower on 05/15/2020 and borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2020.  Borrower called for the breakdown of the January payment and also had questions about the year end statement.  Made a promise to pay by 1/28/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  5/4/20: borrower call to schedule a payment.  borrower stated tried twice to arrange payment and want to speak to supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/07/2020
607112044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Borrower filed chapter XX bankruptcy and was discharged prior to scope of review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111300	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  borrower called to make 3 payments and promise to pay to reinstate account, rejected modification offer will re-instate on her own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607112946	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113010	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111285	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  The borrower called and authorized a payment in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112886	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  Borrower called to get an update on the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112033	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  A third party called to make payment on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/02/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was received on 09/02/2019 via fax.  A bank statement from the borrower was submitted to dispute the late fees.  The late charges in the amount of $470.00 were assessed by the previous service and transferred over.  In order to remove them, the customer was requested to provide a document illustrating that the late charges were assessed inaccurately or were previously waived.  The dispute was reported resolved on 09/10/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/02/2020
607112030	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112124	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called to discuss fees and request a 1098 statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607113124	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Inbound call from customer to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/11/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a balance dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110688	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The customer called in for payment information and was counselled on the know your options site.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111432	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113075	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019.  Authorized third party called in and promised to pay $XXXX.XX by 12/10/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower called due to no longer being employed. Advised that the borrower could apply for a modification but  saw that the borrower just got denied a modification in November due to not being able to lower the payment. Borrower understood and was provided the number for hardest hit funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2019.  light on borrower comments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  outbound call to borrower to collect past due payment, borrower declined refinance option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110702	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  The borrower called in to make a payment.  The borrower stated they have a tenant who has been laid off and is still waiting for unemployment.  The serviver assessed the borrower's financials to explore options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111321	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110711	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  4/29/20 3rd party (son) called to make a payment and bring account to current.

The last contact with authorized third party they scheduled a payment for 04/01/2020 via the IVR.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112244	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  The authorized relative called to see if made a double payment.  The caller inquired about the grace period and the hazard policy.  A payment was scheduled for $XXX.XX for 10/21/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113018	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112949	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019.  On 6/21/19 the borrower stated curtailment of income and single parent as the reason for default.  The borrower paid the March and April payment of $XXXX.XX but is still but for May and June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112148	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Borrower called to make a payment discussed the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Call dated XX/XX/XXXX cites a inbound bankruptcy call.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112910	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  The borrower stated was billed an additional $XXX after bankruptcy was discharged and requested an invoice. The representative transferred the call to the inactive bankruptcy department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/23/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  04/23/2020 Credit dispute received. Credit correction - payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111379	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  4/29/2020 Borrower advised working with the bankruptcy attorney to get the payment history updated.

5/29/2020 Borrower called inbound to make a payment arrangement, borrower stated that he mailed payment of $XXXX.XX on 5/29/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  On XX/XX/XXXX and new bankruptcy filing. On XX/XX/XXXX a  chapter XX bankruptcy was dismissed. On XX/XX/XXXX a notice of a new bankruptcy was noted but no other comments were found with comments made available for reiew.. Missing collection comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110691	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/24/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/17/2020
607113069	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Borrower advised that a partial payment has been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: It appears the located was located in a disaster area XX/XX/XXXX. No damage reported	05/31/2020	03/15/2020
607110708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2020.  Borrower called to make a payment and inquired about partial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111297	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019.  Spouse called in about refund received- will deposit on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111317	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2020.  Borrower gave verbal verification to third party for the life of the loan. Third party requesting statements. Advised the third party that request needs to go through the bankruptcy attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower was contacted regarding payment and stated would make it soon but did not provide a date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111998	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  The borrower called in to make a payment and cancel the auto payments online and start a trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/17/2020
607112011	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Spoke to the borrower who made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  The borrower called in to advise that he was making his next three payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  03/18/2020- Borrower called to schedule a payment in the amount of $XXX for 03/24/2020
08/01/2019 - Talked to borrower - verified account demographics -- general account questions regarding insurance and payment increase -- discussed shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/24/2020
607111308	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called to make a payment in the amount of $XXXX.XX and discussed the account statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called in and said the reason for delinquency was curtailment of income due to impacted by pandemic. Customer called in saying they received a new tin/Social Security Number (SSN) from XXX and needs to update the number. Rep gave research email. Customer also said needed to get help from the pandemic. Rep went over forbearance plan and created new case.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111281	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called in to request escrow cancellation and requested password reset
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Servicer confirmed to Borrower that Modification was booked and next payment due date is 7/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112866	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113048	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir [2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  On 05/18/2020, 3rd party authorized daughter call to request final inspection to be ordered.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  The insurance company provided a notification that funds in the amount of $X.XX were sent to the borrower.  The claim was classified as monitored. The borrower requested self repair on XX/XX/XXXX.  The details of the damage and status of repairs were not provided and there is no evidence of funds being received. On XX/XX/XXXX the third party was advised an inspection is needed. On XX/XX/XXXX the servicer requested all documents and is presently awaiting the final inspection.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112892	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  The borrower stated that she is not impacted by pandemic and will reinstate loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607110614	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  XX/XX/XXXX:   bankruptcy number 1:  Chapter XX filed XX/XX/XXXX case number XXX Convert to Chapter XX. didn't see end date. Didn't find much on bankruptcy2.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110575	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower called to put hold on insurance disbursement due to borrower switching carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111395	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  The borrower stated a curtailment of income happened, and made a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  Borrower called in and inquired about taxes and if she needs to pay it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112159	2	[2] Currently Delinquent Mortgage

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  Borrower called in discussed workout options stated not needed. Borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received a written credit dispute request without information of any specific dispute details (vague request).  The credit update was denied due to insufficient information.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111394	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  Spoke with borrower, advised went thru documents found her paystub
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607110571	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2019.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower stated just had a heart attack and spouse is handling the bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110653	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  The borrower called in to advise that he will continue to make payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/27/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states he was misled by rep in that he could make one payment and now they are being told more than one.  Call was escalated.  Servicing notes indicate the call would be pulled and they would follow up with borrower.  The issue has been resolved.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111309	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower is submitting payments through a third party who is sending them in late. The borrower was provided with reinstatement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110678	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  4/23/20: borrower call and is impact by the pandemic.  borrower is approve for the fobearance plan  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  No discharge dates provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113025	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  03/20/2020- Auth 3rd party called ot make a payment in the amount of $XXXX
03/11/2019- 3rd party contacted the servicer on March 11 to submit a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/28/2020
607113107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called and requested assistance. Servicer set up 6 month forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Comments show there was a bankruptcy in this loan but there is no information related to it's release.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110692	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Authorized third party called to advise that the borrower has been impacted by pandemic and wanted to know all of his available options. No plan was made.
04/21/2020-Inflight workout Inquiry
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/26/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called and disputed negative credit history on account.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/21/2020
607110598	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113080	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  Borrower called in to discuss status of disaster impacted, says not impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110583	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called to discuss options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The servicer spoke to the borrower and set up automated clearing house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/14/2020
607113127	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019.  The borroewr made a payment via phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/08/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The credit reporting of the loan was disputed.  The credit correction was submitted on 08/08/2019 to delete the trade line due to a discharged chapter XX bankruptcy case.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110654	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  On 10/15/2019, the borrower called to request copy of repayment plan agreement .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2019.  Authorized third party called on 9/5/19 to inquire about account status and arrange payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112894	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  Spoke to borrower about the escrow shortage. Borrower advised of promise to pay in the amount of  $XXXX.XX by 3/20/19 via IVR
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX on XX/XX/XXXX. No damage reported.	05/31/2020	02/28/2020
607112984	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Commentary states the borrower called in regarding the credit reporting for the previous payment. The borrower also scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/29/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower was disputing the delinquency reporting on the credit report for the previous month. The borrower was advised when the payment processed on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area. No damages were reported.	05/31/2020	04/29/2020
607112859	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112213	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Discussed options for account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110684	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called to say there were affected by the pandemic and needed payment assistance.  The borrower was transferred to loss mitigation, and made a promise to pay in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113111	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower called in to inquire about account status and stated the account should be current as payments were made on time. Borrower rejected repayment plan and said was going to bring the account current on their own.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/10/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated there was a missing payments from previous servicer.  Borrower submitted missing payment evidence.  Lender researched and responded 7/11/19 via email, and then again via their IM system  8/14/19 because the Borrower did not receive the email.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111409	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  Authorized 3rd party called inbound to discuss the taxes for the account and borrower stated in danger of tax foreclosure per XXX taxes and servicer reviewed and reached taxes and stated no tax line or tax sale 2/13/2019 4/5/2019 Discovery that the tax was being paid to the wrong account and there was a danger of tax foreclosure of the property 6/7/2019. The payoff request for the tax and penalty were requested and paid by the servicer and the account was not in foreclosure Reason for default was stated as excessive obligations and verified demo.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111306	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  borrower spoke to 3th party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112237	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower was contacted on 5/28/2020 and advised of all options to avoid foreclosure.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The borrower called to make a pyament.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.  The borrower called to inquire about the XXX incentive eligibility form and where to send it. Also to inform will be making a payment on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111987	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020.  Called the borrower advised last trial payment received and should receive modification documents within 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111343	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called in to check the status of forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110568	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  On 05/05/2020, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  XX/XX/XXXX - Other bankruptcy; expecting bankruptcy discharge XXXX; the loan was reaffirmed.  case number XXX, Chapter XX filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112180	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2020.  7/3/19: Borrower call to schedule a payment

03/05/20-The borrower  made a payment of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112126	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  On 10/31/2019, the borrower called to schedule a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  The servicer made an outbound bankruptcy call and discussed the billing statement with the borrower.  The borrower stated no additional assistance was needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112992	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  Borrower called to make April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  borrower called in about information on disaster program
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607111345	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112002	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower inbound to make trial payment, Lender set up trial modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111402	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Third party called to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/11/2020
607110672	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  The borrower was called to advised that Forbearance would expire in 1 month. The borrower was offered an extension but declined; citing hardship now resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110643	2	[2] Currently Delinquent Mortgage

[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called regarding letter received.  Advised borrower need the evidence of insurance for the property and to have agent fax it in.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A signed insurance letter with an adjuster's worksheet was received on XX/XX/XXXX. The details of the damage and status of repairs were not provided and there is no evidence of funds being received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  Borrower called in to make a payment and was advised of account status. Borrower did not know account was behind and said she would try to make a payment by end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110663	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2020.  The borrower made a promise to pay via web and wanted proof the loan was current. A transaction history was ordered and sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112119	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  On 5/13/20, the Servicer discussed the account with the borrower .Per the borrowers they have not missed a payment since the Bankruptcy was making the payments up until 11/19. The Servicer advised the borrower the missing payment  must be researched.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/20/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resulted in credit correction showing bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111331	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The potential successor in interest called to see if a modification would be easier than refinancing the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110622	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Third party called in and requested deceased borrower be removed form the account. Agent advised that the deceased borrower would not be removed but the account would be changed to The Estate Of, also advised to refinance the loan, also  stated that the loan is changed to XXX and per assumption documents completed and signed on XX/XX/XXXX. Agent emailed the Assumption Dept.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112855	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called to make a payment and set up a forbearance plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111408	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  The borrower called in to request document for the modification the email is not working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607113071	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  On 05/20/2020, the borrower called to discuss bill statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/13/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower place a payment dispute on 03/13/2019. The dispute was resolved. Borrower scheduled a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  XX/XX/XXXX Commentary shows Bankruptcy activity.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607112970	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The date filed was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX on XX/XX/XXXX. Damage reported resolved with final inspection result of 100% dated XX/XX/XXXX. Final draft released on XX/XX/XXXX for $X.XX	05/31/2020	05/30/2020
607111989	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2019.  The borrower called about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113043	2	[2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The Servicer talked to the other party and was advised the borrower was unavailable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  Claim funds in the amount of $X.XX were sent directly to the borrower on XX/XX/XXXX.  The details of the damage and status of repairs were not provided.  The borrower called in on XX/XX/XXXX stating has a check to send in and was provided a tracking number.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607111359	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/28/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated 02/28/2020 shows credit bureau dispute, servicer entered credit dispute resolved service transfer.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112041	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Most recent comment dated XX/XX/XXXX bankruptcy fee notice ordered.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower called in to request the removal of late fees due to pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called in and stated they had submitted modification documents however they gave up and brought the account current. The borrower stated they are not affected by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is in a XXX Disaster area, no damages were reported.	05/31/2020	05/30/2020
607112936	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower inquired about the account status; requested late fees be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Authorized third party called to make a payment but was advised of autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower called to make payment. Servicer advised of amount due and went over assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113138	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Per the comments, spoke with the borrower about the billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111400	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112018	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The third party called to get information on how to make payments without a fee and requested a late fee be removed. The agent walked the third party through the website and waived the fee as a courtesy.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/20/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received. The payment history was corrected and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/20/2020
607110704	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called promised to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/23/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed prior servicer reporting as XXX did not service loan until XXXX. Servicer notes account as reaffirmed and deleted tradeline due to Chapter XX discharge.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  Borrower contact to schedule a payment and hardship has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111319	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Customer called in and stated that the payment made was a full payment not a partial one
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110645	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112099	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  Spoke with borrower and advised of 2 payments due. Borrower stated will pay $XXX on the 22nd. Discussed forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112009	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111339	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Spoke with borrower, borrower called in to make a partial payment iao $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: This property is located in a XXX disaster area noted on 7/2/18 due to XXX. No damages were reported.	05/31/2020	05/30/2020
607111376	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  The borrower called for payment information including suspense funds.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/24/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed late fees and requested supervisor to explain payment history.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607113062	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  Borrower promised to pay $XXXX.XX by 04/22/2020 on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112051	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower called to inquire about payment that was returned.  The servicer advised payment on 6th of March shows up, but no payment for April.  The borrower will contact their bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111344	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called in to make a payment in the amount of $XXXX.XX  and confirmed property owner occupied
On 05/282020, the last contact was via an outbound, to schedule a payment in the amount of $XXX. The Borrower stated will worn the payments. A Forbearance plan was set.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notes dated XX/XX/XXXX, there is evidence of a prior insurance claim due to XXX dated DOL XX/XX/XXXX. Final inspection was located and uploaded in the system on XX/XX/XXXX.	05/31/2020	05/28/2020
607110594	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  The borrower reported impact from pandemic; servicer set up a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607110661	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019.  The borrower called to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XX/XX/XXXX, damages repaired and claim closed.	05/31/2020	03/15/2020
607111985	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110656	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  The servicer called and spoke with borrower who advised plans on making payment by phone in two days. The agent advised borrower of late fees and negative credit reports.Borrower stated estate had a family emergency and had to chip in and plans on selling the property and is waiting on probate with lawyer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607112040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  borrower called for payment info
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/26/2020
607110605	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages reported.	05/31/2020	05/30/2020
607112153	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  02/13/2020- Borrower called in to make a payment. Borrower stated he will bring the account current by April and doesn't want through any workouts. Call reason- Make a  payment. Borrower also made a promise to pay in the amount of $XXXX.XX fee amount $19.00 Scheduled for 02/13/2020  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607113113	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  On 07/15/2019 Borrower called and made a payment. Borrower was advised of options to avoid Foreclosure and provided with know your options for available assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The most recent contact with the borrower has been a promise to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called in to request assistance due to the pandemic. Discussed workout options pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113079	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2020.  Borrower called with a third party to confirm the insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112928	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower called to make a payment on the account and stated will bring account current on 04/30/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111329	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  Borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There wasn't any information on the attorney, case number, or chapter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112170	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Talked to 3rd party wanted to know about promise to pay since made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Borrower was discharged from bankruptcy but case specifics were not found in the notes provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112005	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Commentary states authorized third party called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112225	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower inquired about refi
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/31/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer was unaware of the escrow change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110634	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2020.  4/23/20: borrower call to make a payment. offer borrower repayment plan.  borrower will think about it
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower stated damage to XXX due to natural disaster. No other comment indicated estimate, claim filed or resolved. Comment dated XX/XX/XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607113033	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  The borrower called in to obtain his 1098 details.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/20/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer wanted to know why payment increased and was advised it was due to the tax increase.  He did not expect it to increase to over $100.  Advised customer it was due to a shortage and if he could pay in full the payment will be $XXX.XX.  Customer advised he will try to get paid but winter months his work decreases.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110618	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Borrower promised to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112883	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Borrower called in for assistance due to not working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/23/2020
607113002	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Borrower called in to reinstate the loan. Payment was made with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111290	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112895	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2020.  The borrower sent in a message stating they were having difficulty p=making the payment and wanted to discuss a modification to reduce the interest rate, or a fixed mortgage to reduce the payments.  The borrower was sent a letter to discuss the options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  On 02/26/2019 Advised total of the day $XXXX.XX advised next payment due $XXXX.XX 2/1/2019 advised grace period. Borrower agreed to setup payment for 28th
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110646	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  The borrower inquired about removing mortgage insurance; call was transferred to mortgage insurance team.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/19/2019.  The dispute type is Verbal and the reason is bankruptcy research/dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Unable to locate case number and filing date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110624	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Customer called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110659	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Customer called in and advised is not  currently employed due to pandemic.   Wanted to know about repayment or modification options in case not able to bring current..  set up forbearance for 3 months beginning on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  Borrower called in and received the status of the account. The total amount due and payment options. Also discussed borrower intentions and setup reinstatement amount of $XXXX.XX paid on 10/3/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110666	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019.  Borrower called to make a payment. Discussed the account status and go over delinquency. Set up a repayment plan in the amount of $XXXX.XX for four months starting October and ending in January. Borrower made two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112917	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  Called and spoke with borrower who stated cannot take call now and request a call back in 30 minutes. Agent agreed to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112171	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/20/2020
607110599	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower made a payment of $XXXX.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/29/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a late payment.  The dispute was resolved and the account deemed late for 03/2020.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113083	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019.  Borrower called in to make arrangements as she has been ill, borrower made 3 payments $XXXX.XX and we are setting her up on a repayment plan at $XXX a month starting in November for 5 months due to her piti and income the lease amount we can do would be 5 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110707	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110564	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  Borrower called promise to pay $XXXX.XX, scheduled 5/19/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  bankruptcy filed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112056	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2020.  Borrower called and made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112055	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Commentary state borrower called in regarding mortgage not reporting on their credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Closed Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  The borrower called to get assistance with the password for the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Borrower called for payment dispute and to make a payment to reinstate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607110629	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called in regarding payment information and sated was impacted by pandemic.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/01/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	05/31/2020	05/30/2020
607110681	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  An authorized third party called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607113131	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Spoke to borrower and went over amount due on account.  Borrower stated could make a $XXX payment and then another payment within 2 weeks
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  Borrower promised to pay and requested late fee waiver
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112110	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111373	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2020.  Borrower called regarding payment assistance. Servicer set up 3 month forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111426	3	[3] Title Issue -: Liens not Perfected [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  The borrower called to have the password reset.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/10/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the funds being applied towards suspense and a reallocation towards the fees.  The reallocation of the funds was denied on 05/13/2019 as the loan is delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is a prior lien on the title; but no in the policy.  There are junior judgments on the title per notes dated XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Customer called in because he had not received modification documents,a copy of the Final modification documents was emailed and advised borrower that signed documents needed to be returned before end of month or the modification would be denied. Borrower will be mailing documents the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages reported.	05/31/2020	05/30/2020
607113110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  The borrower called and set up a payment on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower called in and processed a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/04/2020
607112913	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  spoke to borrower regarding break down of escrow  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111334	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Spoke with borrower, borrower called in to request late fee waiver
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Only information provided in the material dated XX/XX/XXXX, was inbound bankruptcy call on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112228	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Borrower made promise to pay by 3/19/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112152	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  The borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607112072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  Borrower called for modification inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX area XX/XX/XXXX and no damage or impact to home was reported no hazard or loss draft	05/31/2020	03/31/2020
607112912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Borrower called regarding demand letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110660	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  Borrower called inbound to make a payment and to discuss modification. Borrower made a payment for $XXXX.XX for 1/10/2020 and was transferred to discuss modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages reported.	05/31/2020	02/24/2020
607112079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112125	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  Borrower  called regarding disaster impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607112236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  Borrower called in concerned about payments posting and returning payment. Borrower was mis-informed and payment will not be resent. Agent transferred caller to Spanish speaking agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower about funds sitting in suspense I explained and let her know the plan is getting cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110562	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower called to inquire about late fees on statement. Borrower advised her work hours had been reduced due to pandemic. Servicer advised of forbearance and refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607112899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2020.  Borrower promised to pay and discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  The borrower called and scheduled a payment for 2/14/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110625	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2019.  the customer called and wanted to make a payment but did not want to pay the $19 fee, promise the payment via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111371	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located within a XXX declared disaster area due to XXX (XXX) as notated on XX/XX/XXXX. No property damages were reported.	05/31/2020	05/30/2020
607112907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called and wanted to know why their payment changed. The borrower was transferred to the Escrow department..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112954	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.  Borrower called in with a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  Borrower stated father will reinstate loan by 03/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  The borrower called wanting to know the total amount due to bring account current. Borrower was provided information and borrower states he will make a payment by 01/31/2020 to bring account current. No additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607112948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called to confirm receipt of payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112097	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Borrower unable to take last call. Prior to that, borrower called in to discuss request updated statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607113034	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2019.  Last spoke to borrower when they called inbound and stated unemployment long term was the reason for default 12/5/2019  Talked to other party advised to have borrower call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111407	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called regarding Modification status, the servicer advised to send a letter of explanation regarding employment status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110607	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  Borrower called and requested assistance due to pandemic and will not be able to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607113140	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower stated their bank put stop payments on two payments instead of one as requested.  They were told to call in with bank on line to inform them of late charge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607113129	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019.  The most recent contact with the customer has been to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112070	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Called to speak with borrower to explain the call, borrower hung up
On 05/27/2020, the last contact was via an inbound bankruptcy call to inquire about the Forbearance agreement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 03/22/217 referenced a credit dispute for incorrect information being reported to the credit bureaus. The borrower claimed information being reported indicated ID fraud. The issue was researched and the notes on 06/30/2017 stated information being reported belonged to another individual with a same/similar name. The issue was resolved and the credit reporting was also adjusted to reflect the prior bankruptcy case.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster Area noted on XX/XX/XXXX. No damages were reported.	05/31/2020	05/30/2020
607112163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  Borrower called regarding Pandemic assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/13/2020
607111434	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Borrower called in to discuss workout options, has been impacted by the pandemic. Set the borrower up on a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/22/2020
607112036	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2020.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2020.  The borrower called on 1/31/2020 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112143	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  On 05/29/2020, the borrower called to schedule a payment over the phone .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113093	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  Third party called in to inquire if payment was received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/09/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized third party called with payment dispute stating she made a payment on 03/01/2020 and servicer rejected it. Servicer advised there was no indication a payment was received. Authorized third party indicated she would modify bill pay setup.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112137	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  customer called about their payment and the terms of the loan. Modification was also discussed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110627	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is in a XXX Disaster area, no damages reported.	05/31/2020	05/30/2020
607112043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Third party called in to make payment for son in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  Borrower promise to pay $XXXX.XX drafting on 12/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112253	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2020.  Last spoke to borrower as they called inbound to set up payments on the loan to bring it current 01/10/2020 The borrower was contacted on 6/4/2019 regarding the loan modification rejection and reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX Disaster area due to XXX as noted on XX/XX/XXXX. No evidence of damage(s) reported.	05/31/2020	02/28/2020
607113102	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019 [3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  Borrower requested forbearance and set-up 3-month pandemic forbearance starting XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111427	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called on  8/1/19 to get their billing statements mailed and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower emailed servicer to advise regarging insurance payment from escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damages reported.	05/31/2020	05/30/2020
607110675	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower called to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/12/2020
607112135	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called in to set up payment and provided the payment methods.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/14/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Case specifics not found in the notes provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607113121	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower called on 4/16/2019 to schedule a payment.  The borrower was advised of loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111431	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  4/9/20: borrower call to request a forbearance plan starting XX/XXXX for the next three month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110639	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2019.  Request to have $1,795.19 refunded back to bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Inbound call from borrower to discuss reinstating the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113047	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  The borrower called on 2/25/2020 to say they could make a payment on March 5th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower promise to pay $XXXX.XX drafting on 03/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111293	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  Borrower called in to make payment iao $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112190	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The borrower called in to discuss waiving the late fees due to pandemic.  The borrower was advised the client does not waive late fees but a forbearance plan is an option.  The borrower was told the payment was not received until after the 20th, the escalations department agreed to a one time courtesy fee removal.  The borrower was then transferred to the loan officer to discuss refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The third party called to see if the payment posted. The agent confirmed a payment of $XXXX.XX was scheduled by 4/3/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112162	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 10/30/2018 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  The borrower called for general information on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112134	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2020.  Borrower called in to make a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111341	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  The last contact was made on 4/8/2020, in which the borrower discussed the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Natural disaster was mentioned in the comments on XX/XX/XXXX. No damages reported.	05/31/2020	04/30/2020
607113072	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower called to see why auto pay did not process months of April and May's payment, agent advised that autopay was cancelled due to pandemic but that payment could be set up again via web. Agent also advised that a late fee waiver could be submitted and scheduled payment iao $XXXX.XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/06/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 8/6/2019, there appears to have been a credit dispute, however a credit correction on the payment history is noted and it appears the issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607110569	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Borrower called for account status and curtailment of income was cited as reason for delinquency.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/02/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated her payment was made and was asked to send in proof.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113094	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  Borrower inquired about payment status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/19/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower has been making double payments through the web-site.  The servicer advised the borrower not to add an amount in the payment box because the amount is already populated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/19/2020
607110679	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Authorized third party called in about getting assistance  due to pandemic provided reason for default as curtailment of income. Borrower call disconnected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112989	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2019.  The borrower called regarding the escrow status the servicer advised the insurance will be paid on 08/09/2019 and the taxes on 11/30/2019 additionally the servicer emailed the monthly statement.
12/17/2019 -- Borrower called for general account questions -- verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112221	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2020.  Borrower was provided total amount due and stated he was expecting large check from client and intended to make payment for 1/20, 2/20 and 3/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower called and scheduled  payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113057	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Borrower called to accept the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112919	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  On 05/21/2020, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113046	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Authorized third party called on 5/11/2020 to confirm payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/20/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the delinquency and submitted documents as proof of the payments made to the previous servicer.  The research verified that there was no error in the contractual payment history.  A resolution letter was sent on 08/21/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111304	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  LAst borrower contact was on 03/22/2019, in which the borrower called in to get info on making a payment to XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111318	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  03/07/2019 - Talked to borrower - wants to add spouse as a third party and to set up auto pays
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112187	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower called for account status and requested to speak with SPOC regarding late fee balance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/19/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau dispute received and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Commentary states authorized third party called into make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/18/2020
607113044	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112944	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower returned call regarding refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112972	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Borrower scheduled payment iao $XXXX.XX with draft date of 5/3/20 and 6/3/20 and requested forbearance extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2019.  The customer called to inquired about the Interest Rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112174	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The borrower called schedule a promise to pay by 04/17/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2020.  Borrower advised she made two payments by mistake and had already put a stop payment on one. Borrower also scheduled payment for 3/3/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The last contact was made on 4/30/2020, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110608	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower called to advise hours at job decreased and wanted to know if there are payment options due to pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/11/2020
607111401	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112034	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  Borrower inquired about statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607113024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2019.  Third party called to make a payment of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX disaster area due to XXX on XX/XX/XXXX. No damages were reported.	05/31/2020	04/30/2020
607112939	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Comments show borrower contact regarding loan status and payments, payment processed. Borrower also requested they be removed from bankruptcy since mortgage wasn't included.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/28/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called and wanted to have the bankruptcy removed from the credit reporting. This was resolved on 6/17/2019 citing the account is reported correctly due to the loan was not reaffirmed upon discharge.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112095	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  On 6/5/19 borrower called, inquired regarding tax and insurance policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower was not aware of payment being returned and will head to the bank to resolve the issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/21/2017.  Collection comments is incomplete. The only comments found with bankruptcy information is on 06/10/2019 where it states bankruptcy filed on 08/23/2016 and dismissed on 02/21/2017/ There are no comments with detailed information on bankruptcy case number or district filed or Attorney name and number or what Chapter was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110610	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Third party called in to schedule a payment for 02/06/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110641	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  Spoke with borrower, customer called in inquiring on funds in suspense advise could not apply to principal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113112	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2019.  11-14-2019: The borrower's wife called and wanted information as to the escrow and an analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112183	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2020.  The borrower called to discuss forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  The last borrower contact date is 04/19/2019 in which the borrower called in to get general account info and set up a promise to pay for 04/23/219 in the amount of $1,000.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110662	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019.  Comments show borrower contact regarding loan status and payments, payment processed. Borrower advised they had knee surgery and had a hard time catching up with payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112932	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/28/2018 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  The borrower stated had to break out of previous repayment plan. The borrower stated agent advised can reapply for modification. The borrower didn't send any modification documents.The representative advised the borrower that the account is in pre-foreclosure and would need to make a minimum of two payments toward the account. The representative set up a 6 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower's daughter was contacted and advised a payment had been wired same date. Curtailment of income was cited as the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  On 04/17/2019 Talked to Tammy, inquiry of signing page for final modification. Representative advised of  where to sign and she will sign and send today. On 04/17/2019 Borrower stated she already spoke w/ someone and making sure she had insurance - confirmed no further questions On XX/XX/XXXX loan modification booked
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110561	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called to discuss billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112963	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The authorized spouse called regarding the hazard claim status and next steps and requested to speak with a supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX an authorized third party called to advise of a claim for XXX damages incurred on XX/XX/XXXX and inquired why the servicer had opened the claim as monitored rather than endorsing and releasing the $X.XX in claim funds. The servicer reviewed the borrower's release request, which was subsequently denied. On XX/XX/XXXX the borrower was advised that the adjustor's work sheet is required in order for the servicer to progress the claim. The commentary provided does not reflect that any contractor documents have been received or the status of the repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112995	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower called regarding credit reporting after modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/30/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed credit reporting; servicer responded
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112015	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called in and stated daughter mailed out the payment, advised not received yet
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called to schedule a payment.
3/31/20-borrower called because he wants modification closed and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112096	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called in to make a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  The borrower called to discuss forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/22/2020
607111362	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  The borrower called in to make a payment. Borrower opted to go online to make the payment to avoid the fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112966	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  The borrower called about their insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112979	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111320	2	[2] Currently Delinquent Mortgage [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  The last contact was made on 3/18/2020, in which the borrower discussed the existing claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for XXX damage that occurred on XX/XX/XXXX.  The home was XXX and was out of the home.  Claim funds in the amount of $X.XX were received on XX/XX/XXXX.  The claim is classified a monitored.  The borrower noted on XX/XX/XXXX was not ready for inspection. A 75% inspection was received on XX/XX/XXXX noting XXX remaining.  The claim is pending final inspection.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111399	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called in to set up 3 month forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112175	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2020.  The borrower called regarding payment information the account was reviewed and $1621.21 was applied to the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy was data found in the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110682	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2019.  the customer called and provided a payment on line in the amount of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113009	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2018.  The customer called to inquire about the inspection report and was told that results are received at 100%.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower stated she plans on getting account current next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  An authorized third party called on 3/18/2019 regarding payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112909	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  On 02/27/2020 Borrower called and made a payment to bring account current. Associate contacted borrower, who stated they have been out of work for a month and is returning next week and stated they would bring the loan current by end of month. Associate informed borrower of the pandemic options and borrower decided to wait and get more information online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower reported XXX damage to XXX and filed a claim. No evidence repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112876	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  Borrower inquired about missing payment and payment history
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/05/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit reporting dispute was received; servicer corrected/validated information in the credit file and issue was resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The customer was returning a call and was told the call was referring to payment due date being near and borrower said she would make a payment later in the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110632	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Customer call inbound -  3rd party Yamile Camejo called in to make payment. .Promise to pay $XXX scheduled 5/29/2020
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, no damage from disaster notated.	05/31/2020	05/30/2020
607112164	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111383	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  4/28/20: borrower call to make a payment and is approve for three month forbearance plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There are notes regarding a chapter XX filed XX/XX/XXXX case XXX and discharged XX/XX/XXXX.  Since this bankruptcy is so old, there is likely another bankruptcy filed during the missing history period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111388	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  borrower called and returned the call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Borrower called to have late fee waived and scheduled payment iao $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111352	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  On 04/16/2019 Borrower called and made a payment. Reason fir default Servicing problems. Borrower was provided with workout options and know your options for available assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110623	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Payment iao $ was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607113011	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607111298	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  During the review period of 12/01/2016 through 11/30/2019 borrower called in to make a payment. Call reason- Account status Payment scheduled for 11/15/2019 and 11/29/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112232	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  The borrower scheduled a payment for 10/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111430	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Spoke with borrower who called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110665	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/18/2020
607113089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  During the review period of 12/01/2016 through 11/30/2019 borrower called in for a deed-in-Lieu. Call reason- deed-in-Lieu Payment scheduled for 05/07/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111328	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  The borrower was approved for 3 month forbearance due to the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111326	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Borrower requested the late fees be waived.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/17/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Fees dispute. Borrower wanted late fees waived.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower scheduled a payment for 03/16/2020. Borrower also had questions in regards to escrow and was transferred to the escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  Borrower called and made a promise to pay on the website by 3/24/2020. The reason for default was that one of the mortgagors lost their job and they have been using savings to assist with monthly expenses. They were not approved for a repayment plan due to too much disposable income. The mortgagor that lost their job did get a new job but the first paycheck is not until the end of the month. THey hope to reinstate in April. They did review foreclosure alternatives.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607113007	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/31/2019	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110586	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  On 5/14/2019 the borrower was provided with online payment information and escrow information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  Borrower called in to verify payment was received and was advised payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112960	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2020.  Executor of estate wanted to have name added to the account and advised of successor of interest process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/27/2020
607112203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  inbound call from borrower to process payment and to inquire on refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111421	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  4/7/20: borrower call to explore options to avoid foreclosure
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112080	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  The borrower called to authorize wife and discussed billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower authorized a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111403	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/26/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment increase.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Commentary indicated new bankruptcy filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110637	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019.  The borrower is in contact by email
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XX/XX/XXXX, no damages reported.	05/31/2020	05/31/2020
607112021	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2020.  The borrower scheduled payments for 3/27/20 and 4/10/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  The borrower called in to make March payment in the amount of $XXX.XX, scheduled for 03/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XX/XX/XXXX, XXX Declared Disaster due to XXX. No damage to property reported	05/31/2020	03/31/2020
607112955	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 12/03/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/02/2020
607110640	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance

[3] Title Issue -: Liens not Perfected

[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called in and authorized a payment in the amount of $XXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Prior Chapter XX  case number XXX discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The commentary dated XX/XX/XXXX reflects subordinate liens on title.  There is no evidence of the issues being resolved prior to the foreclosure was closed.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called in on XX/XX/XXXX to report XXX damage and was advised to contact XXX since XXX holds the insurance policy.  The borrower noted on XX/XX/XXXX never intended to file a claim due to not having insurance for the damage.  The details of the damage and status of repairs were not provided  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112235	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2019.  Borrower called in to make sure payment was received
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The last contact was made on 5/22/2020, in which the borrower discussed a billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy was converted to chapter XX on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112084	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower called to make a payment but was unable to process because of issue with bank account. Servicer advised borrower to contact bank to inquire about account. Curtailment of income was cited as the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XXX Incident period: XX/XX/XXXX - XX/XX/XXXX - borrower states no damage related to the disaster.
			A separate loss claim due to XXX damage and XXX was fully repaired and the claim closed on XX/XX/XXXX.	05/31/2020	04/30/2020
607113126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112057	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110603	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019 [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  On 7/1/19 the borrower called to pay $XXXX.XX and stated another payment will be made tomorrow.  They will try to register on-line. The agent advised the borrower late fees, phone calls and credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/03/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated they thought was  only behind for 1 month and will have to check their records. The borrower paid 1 payment of $XXXX.XX. The agent advised they go on-line and set up an account. No further indication of dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower called regarding information on assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112078	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  The most recent contact was a borrower call in to purchaser mortgage insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110648	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/22/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The servicer tried to explain the application of payments on the account but the borrower hung up without further discussion
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112130	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  The borrower called promised to pay.
On 04/13/2020, the Borower stated both were affected due to Pandemic, however are back to work.
On 05/05/2020, the Borrower was to make a $XXXX.XX by the following Friday. and $XXXX.XX by 05/08/2020. The Borrower inquired where the $XXX payment sent to cover February payment went.
On 05/06/2020, the last contact was via an inbound call in which a third aprty not authorized called. then the Borrower called to request to move the Foreclosure suspense funds to complet the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  An authorized third party was contacted on 04/29/2020 at which time they scheduled payments to draft on 05/05/2020 and 05/28/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112062	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Authorized 3rd party called to get some information on a forbearance plan. Servicer went over the plan and set up a 6 month forbearance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/20/2020
607111311	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Borrower called in payment for $XXX.XX for today for 4/2019 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112874	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112994	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Borrower requested loan number to make payments online.  Borrower hopes to bring loan current by July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113088	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2020.  Third party called in to make payment asked if payment was processed. Advised no was non-sufficient funds said it was processed 2x did not go through went over late fess non-sufficient funds fee wanted $80.00 removed said was system error .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111284	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called to make a payment and set up a 3 month forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Property is located within a XXX disaster area due to XXX as noted on XX/XX/XXXX. No damages were reported.	05/31/2020	05/30/2020
607112160	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Borrower called and scheduled 2 payments by phone and stated will bring the loan current in May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607113039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2020.  Borrower made a reinstatement payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112857	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  On 03/04/2020 the borrower was called to setup payment but could not make the payment. The borrower authorized a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112105	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  The borrower called regarding the status of the insurance claim check for Cause of Loss - XXX and the Date of Loss XX/XX/XXXX. The servicer advised the check was endorsed and released on XX/XX/XXXX sent XXX it should arrive by XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/17/2020
607112206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Limited bankruptcy information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607113059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on XX/XX/XXXX indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  The borrower called to discuss account status and made a promise to pay $XXXX.XX by 4/29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111280	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX disaster area XX/XX/XXXX but no damages were reported due to the XXX.	05/31/2020	05/30/2020
607113095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called and promised to make a payment in the amount of $XXXX.XX by 05/19/2020 via Web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called to find out how many months are due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112937	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112940	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2020.  The borrower made a promise to pay by 04/27/2020 via web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110668	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2019.  Inbound call from borrower.  Borrower inquiring what workout options were available. Discussed repayment plan but denied by lead due to the amount of increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111417	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  The borrower called to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112985	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  On 05/11/2020 the borrower was called but later hung up
10/16/2019 - Borrower called to make payment regarding escrow shortage - advised can spread shortage over a 24 month period.  Verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110636	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The borrower requested a copy of the 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112131	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  The borrower called and stated no longer need forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 03/26/2019 cites claim was filed for XXX damages on the DOL of XX/XX/XXXX. Claim was classified as being non monitored and was cited as being closed on XX/XX/XXXX.	05/31/2020	05/30/2020
607110670	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112264	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2019.  Borrower promised to pay $XXX by 11/22/2019 via bill pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment amount, said she had a lower payment.  Agent transferred her to escow dept, funds in suspense were applied to account and an escrow analysis was run.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111348	2	[2] Currently Delinquent Mortgage [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The customer called in regarding a letter received and discussed assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112031	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Borrower called to make a payment and to veify escrow.. Advised borrower he can make payment on 3/8/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112230	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  3rd party authorized called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607113125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  The servicver contacted the borrower to discuss the account. The borrower advised that they would have to co-borrower call  to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2019.  The borrower called to find out what the unpaid principal balance on their home was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112884	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  The borrower was contacted and verified however the borrower then hung up the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113001	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called to make a payment in amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes of XX/XX/XXXX indicated borrower had been discharged from a bankruptcy. Case specifics were not found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112222	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called to make a payment of $XXXX.XX also gave escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607113104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called for acct status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113082	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2020.  Borrower called in states unable to make payment due to pandemic and wanted to see what options are available. Borrower set up on a 6 month forbearance plan for $0 a month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110655	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/22/2020
607111299	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2019.  Customer contacted the servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Notes indicated modification had been completed and borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111366	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Borrower called to verify payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607112250	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower authorized a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2019.  The most contact with the borrower has been to accept a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110680	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Borrower stated is not working due to pandemic. Servicer offered forbearance plan. Borrower accepted plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112016	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Borrower called and wanted to make a single payment from 2 different bank accounts.  Advised borrower to make payment online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  3rd party called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607111415	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower called in to request a copy of the 1098 statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019.  The borrower advised that they will try to pay off the shortage before the payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112157	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019.  Borrower called in to cancel payment, does not want to pay fee, will mail in check.  Borrower is unemployed, down to one income in household.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111381	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  borrower called in to advised they did not receive March payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111988	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Outbound call to borrower and verified demographics and reviewed Forbearance plan and features.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/16/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue is resolved.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111382	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  Borrower called and stated will make payment by 05/22/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called to make payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112218	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2020.  Borrower requested the 1098 document to be e-mail to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  POC documents in QC not yet filed as of the end of this review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/20/2020
607112233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2019.  The borrower called in on 09/10/2019 to make a payment, reinstatement was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  5/29/20: borrower call and want to get the status of her escrow surplus.  transfer to the escrow department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607113026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607112998	3	[3] Title Issue -: Other [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower stated will make a payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Servicer requested status of the title claim filed on XX/XX/XXXX. No specific information was evident.  A prior title claim filed due to an outstanding lien for $X.XX with XXX recorded on XX/XX/XXXX. An acknowledgment letter was received on XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Servicer made attempts to contact borrower with no success.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112065	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called to go over Forbearance Plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019.  Borrower called in to update the mailing address and remove attorney representation on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.  On 9/4/19 the customer called in to bring the account current. Payments of $XXXX.XX were schedule for 9/18/19 , 9/27/19 10/9/19 via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112978	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  Borrower called to stay they would a payment in the next few.  They advised they are self-employed and have to wait for money to come in.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/27/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states there was a credit reporting dispute on the account. The applicable fields were updated to show the current status of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called and requested to have LPI Flood lapse removed.  Updated contact information, also inquire on escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111410	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  Borrower called in to have payment refunded called bank payment was still pending. Servicer advised borrower to have a stop payment done by the bank. Borrower advised the bank advised they can wait to have the payment post and then refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110631	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower is now back to work and seeking assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX disaster area due to XXX and Natural Disaster on XX/XX/XXXX and 09/27/2017. Damage has been paid out and completed.	05/31/2020	05/30/2020
607112144	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  The borrower called on 1/16/2020 to find out how much was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112025	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2019.  Servicing contacted borrower 3rd party answered the phone and was told the borrower was at work and they could not discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111295	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower called and made a promise to pay on the website on 8/13/2019 and 8/27/2019. They stated they would pay a little extra to catch up on fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Previous modification completed XX/XX/XXXX.	05/31/2020	03/15/2020
607112878	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2020.  Borrower called with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The a3p made a promise to pay by 05/22/20 and advised that they wanted to hold off on the refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Borrower called in to obtain insurance information need to file a claim. No information on damage. Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/20/2020
607112942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  The borrower called on 5/6/2020 unaware that the payment had increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Hazard claim was closed as all repairs were completed.	05/31/2020	05/30/2020
607111369	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  Borrower called and scheduled 2 payments. Also discuss the active forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112191	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  Co-borrower called to extend forbearance for additional three months and said borrower may get job again in June.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/18/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower made a credit bureau dispute regarding reporting done during a bankruptcy. The servicer made the appropriate update to the reporting.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111422	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2019.  The borrower called to make a payment. The servicer advised the payment is not due until next month. The borrower stated will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111425	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  Borrower called to make payment on account and declined forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112947	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  5/13/20: borrower call to confirm active forbearance.  advise borrower is on the plan and the home is owner occupied  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110710	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2019.  Borrower made a payment in the amount of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111340	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2019.  The authorized third party called in to reschedule the payment that was made on 10/09/2019 to 10/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX. No damage was reported.	05/31/2020	03/15/2020
607110638	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower called in to make payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/15/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was unable to make a singe payment due to the discharged bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  No discharge date located.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A monitored claim was filed for XXX damages caused on XX/XX/XXXX. An inspection was conducted on XX/XX/XXXX listing 100% of repairs completed. The final draw of funds was released on XX/XX/XXXX.	05/31/2020	05/30/2020
607112026	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower discussed hardship and pandemic forbearance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110613	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower made a payment in the amount of $XXX.  Borrower was offered forbearance plan due to pandemic on 03/30/2020 but declined offer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/30/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in disputing how modification was reported. Borrower stated modification was never on credit report from prior servicer and all of a sudden it is on credit report. Borrower was advised to send in research request.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112179	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2020.  Borrower call and was set up on a four month repayment plan at $XXXX.XX from March through June. They were reviewed for all options to avoid foreclosure. The property is tenant occupied. The reason for default is curtailment of income due to their business was slow due to the weather. The reason for default is now resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  The most recent contact withe borrower has been to discuss and start a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110642	2	[2] Currently Delinquent Mortgage [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower  called about tax insurance policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on XX/XX/XXXX due to XXX.  Claim funds in the amount of $X.XX were received on XX/XX/XXXX and released to the borrower on XX/XX/XXXX.  A 77% inspection noted on XX/XX/XXXX reflects the items not completed as XXX.  The details of the damage and status of repairs were not provided  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a XXX declared disaster area due to XXX and noted on XX/XX/XXXX.	05/31/2020	05/30/2020
607112856	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110700	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] RFD - Borrower Illness [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The borrower called to discuss the certified letter they received.  The client stated there was no indication of a letter sent to the borrower, and would call back after further investigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112216	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 02/16/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2020.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112103	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The last contact was made on 5/13/2020, in which the borrower discussed a billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113122	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Authorized 3rd party called in to make a partial payment bu did not have minimum amount required to do so. Will mail the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111436	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112198	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower requested the late fee assessed on 04/17/2020 be waived due to pandemic.  The servicer discussed the increase on the loan for the next two years.  The customer gave verbal authorization for a relative to discuss the loan details for the next three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  Borrower called to make a payment and illness of family member was cited as reason of delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/21/2020
607112868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112243	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  Borrower states she will be making payment end of month but couldn't take the call states she on another call
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/19/2020.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit Bureau Dispute- credit correction - payment history
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area. No damages were reported.	05/31/2020	05/30/2020
607111396	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower was contacted and plans on making a payment next week. Options were discussed but the borrower does not want assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113092	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2019.  Borrower called to make a promise to pay. Borrower called and set up a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called to see if his payment was received.  Advised it was pending for today.  Call transferred to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112089	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  On 05/27/2020, the borrower called to make a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  On XX/XX/XXXX, the borrower called to inform that the bankruptcy was discharged; however, no further information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607111370	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  On 3/18/2020, the customer called in wanting to know about the escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112039	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2017.  Last contact with borrower was on 06/16/2017, in which the borrower called in and the rep verified the information, owner occupied, RFD n/a and payment inquiry. The rep advised the borrower of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111342	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The most recent contact with the borrower was a promise for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112193	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110676	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/20/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed repayment plan payments were applied correctly. A payment history was sent to the borrower.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called to check on final modification agreement, Advised modification agreement received and applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111986	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower called to get account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX cites prior servicer completed a modification.	05/31/2020	02/24/2020
607111391	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110686	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  4/6/2020 The borrower called in to check the status of his payment. Servicer advised they do show his payment.

5/20/2020 Borrower called inbound to discuss workout options, and to make a promise to pay. Borrower was advised on available programs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112880	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called in regarding a letter and unapplied funds.  The borrower also discussed the pandemic options and set up the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  checklist items present for appropriate bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Borrower called in and made a payment in amount of $XXXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111378	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  6/17/19-The borrower called regarding tax and insurance information.

03/23/20-The borrower called to promise to pay $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/26/2020
607112112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Customer contacted the servicer on May 30 to obtain the maturity date of the account and provided an explanation why the payment fell behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110696	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2019.  Spoke to borrower and he stated he was at work and unable to continue call.  Cuistomer stated he will be making a payment at the end of the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Notes of 05/04/2020 indicated borrower called but nature of call was not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary dated XX/XX/XXXX reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken. Servicer advised there is also an escrow shortage causing payment to increase
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/25/2020
607113132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The servicer went over next payment due and where to send the payment.
03/11/2020 - borrower called to schedule April's payment in the amount of $XXXX.XX - verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/11/2020
607112085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2019.  The borrower stated they will make payment after the grace period.  They discussed the total amount due and borrower declined to give a reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607112178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020.  Borrower called inbound to discuss the loan and demographics verified and discussed the status of loan and fees added to the loan and discussed HUD counseling.  authorized third party called regarding payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111277	2	[2] Currently Delinquent Mortgage [2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called to extend the forbearance for 6 months due to still being unemployed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on XX/XX/XXXX.  The commentary dated XX/XX/XXXX states the inspection was completed previously but will need a final inspection.  The claim is classified as enhanced endorse and release.  The borrower was requesting the inspection and the claim is pending documents and the inspection. The details of the damage and status of repairs and details of the claim were not provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112204	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower scheduled payment in the amount of $XXX.XX and advised that they will schedule another payment for 05/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607112168	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called to discuss refinancing and why the loan is not reporting to the credit bureaus. Also declined the forbearance option. The agent advised due to the discharged bankruptcy the loan is not reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110649	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607113128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2020.  03/30/2020 - Borrower called - business closed due to pandemic.  Agreed to 3 month forbearance .. Unemployed -- verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607113119	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2020.  Responded to an email from the borrower requesting their 1098 form, advised we sent another copy to the email address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607113074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Talked with third party requested policy information agent advised unable to change information until borrower is reached.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113030	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower wanted to confirm the total amount due and wanted to know if payments could be made while on forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called to make a payment of $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  The last contact with they wanted account status and were advised loan is current. The borrower stated they were advised loan was going to auction. The customer was part of conference call with third party calling them and third party stated they were advising of foreclosure on second mortgage on XX/XX/XXXX. The borrower stated getting reinstatement amount to pay them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112054	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2020.  Borrower called in a hazard insurance claim for XXX damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim classified as non monitored claims department has requested adjuster report  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  Third party called to make a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112091	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2020.  The borrower called on 01/16/2020 in regards to a payment dispute for a missing payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/16/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower called on 01/16/2020 regarding a prior payment dispute for a missing payment. The servicer advised an investigation was completed on 08/05/2019 confirming the pay history was correct. The borrower continued to state the pay history was wrong and a payment was missing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There is no information to this bankruptcy however there was one filed. Case number, chapter, or attorney information is found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  spoke to third party to change scheduled payment date and promise to make an April payment by the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/27/2020
607112860	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower discussed the unpaid principal balance and had questions on the payments.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Active chapter XX Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112028	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2020.  The last contact was made on 3/19/2020, in which a third party scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Account vested in name of estate, successor in interest documents received XX/XX/XXXX. First mention of borrower's death, by spouse, was XX/XX/XXXX.	05/31/2020	03/30/2020
607111305	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  Borrower called to discuss impacted by the pandemic. Discuss forbearance plan and was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607111392	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111315	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower made a payment in the amount of $XXX.  The servicer advised that the forbearance plan will be expiring soon and would be in touch to discuss options.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  On 8/2/19 the borrower paid $XXXX.XX to reinstate the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111398	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  inbound call from borrower to reset online password and username. Also advise will make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112226	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  borrower  called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113017	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/17/2020
607111991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2020.  Authorized third party called going over the account to get info and the call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112081	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The last contact was made on 4/15/2020, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information available
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112901	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  The borrower called in to make a payment and when advised of the fee the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Borrower called in reviewed payment and borrower advised wil schedule Aprils payment  when  paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called in and authorized a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A motion for relief was filed XX/XX/XXXX.  The bankruptcy details were not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607110630	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower was advised documents were received and an update would be forthcoming; borrower previously indicate a payment to prior servicer was not applied.  The borrower submitted proof of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607110567	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Borrower called in to make March's payment and she stated shie being affected by the pandemic went over the Forbearance  plan but customer will think about it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2020.  Borrower called in regarding taxes and was advised it was paid on 04/16/2020 but they had to advance the money because did not have enough.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112109	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2020.  The servicer contacted the borrower to discuss the account. The borrower scheduled a payment for 2/28/20. The borrower advised that the reason for default was excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/24/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer states payment was not made due to transfer stated that customer have 60 days to make payment
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607113090	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower ptp $XXXX by 5-19-20 via regular mail  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Death certificate was received as cited on XX/XX/XXXX. On XX/XX/XXXX associate spoke with successor of interest spouse as they were inquiring about making a payment.	05/31/2020	05/28/2020
607112197	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2020.  Borrower called in payment for $XXXX.XX for 3/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112980	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2020.  The borrower called on 5/19/2020 returning call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Intro email sent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110611	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received and responded to.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  Spoke to the borrower and introduced the new SPOC on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110652	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  Authorized third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607111393	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  The borrower called on 5/29/2020 to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113038	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower advised plans on making 2 payments next month and 2 payments the following month to bring current.
On 05/05/2020, Forbearance assistance was discussed and Borrower stated not needed.
On 05/18/2020, the Borrower was informed of the active demand that was generated due to the account status.
On 05/27/2020, the last contact was via an inbound call to make a same day payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/31/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower is disputing the credit reporting on the account. The applicable fields were updated to show the current loan status.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112881	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  The borrower called to find out what loss mitigation options were after the pandemic, the servicer advised they would continue to stay in contact and the website would also have updated information on available options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113052	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  Commentary states borrower called in to inquire about loan transfer and account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607113081	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Borrower called in to inquire about forbearance due to unemployment. Agent set up for 3 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111337	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called for general account information and to discuss forbearance plan.  They applied for a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX Disaster XXX for XXX on XX/XX/XXXX. No damages reported.	05/31/2020	04/17/2020
607111347	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  5/29/20 outbound call to borrower assistance. she not interested to hear about options and hung up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2019.  Borrower called in to let us know they were changing insurance companies
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  4/8/2019 borrower called in to discuss the next payment and made a promise to pay $XXXX.XX Aprils payment. Welcome call completed. Demographics verified.  Updated contact numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112087	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112069	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110570	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110683	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  Borrower called about pandemic relief programs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/09/2020
607111405	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2020.  The customer called for disaster impact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/20/2020
607112007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112136	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  Borrower stated they do not want any type of verbal contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/06/2020
607112902	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2019.  Borrower called for payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/14/2020
607110616	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  The borrower called in requesting a copy of the W-9.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No detail was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607112038	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2019.  On 11/18/19 the borrower made a future payment arrangement for $XXX.XX by 11/20/19.  The reason for default is curtailment of income. About 2 months ago fewer employees to XXXXXXXXXX and lost $XXXX.XX per month.  Duration of hardship is unknown. The borrower requested a copy of the internal monthly statement which was sent by fax.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/19/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  This not a payment amount dispute. I may be coded incorrectly. The customer called and scheduled a payment for the 26th.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607111316	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2019.  The borrower called in to make the past due payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Disaster declaration XX/XX/XXXX due to XXX. No damages were notated.	05/31/2020	02/28/2020
607112071	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  05/17/2019 - Borrower called about credit reporting - advised no worries will update at month end - promises to pay $XXXX.XX by 06/18/2019 via Web - verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX XXX. Repairs completed. XX/XX/XXXX Borrower advised no longer impacted by disaster.	05/31/2020	02/28/2020
607112964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower called in to  set up payments for next three months for May , June and July. Stated did not want mortgage assistance but was impacted when hours cut due to pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/19/2020
607111363	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2020.  The borrower called in to make promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  Borrower says ex-spouse lives in house and wanted phone number removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607113008	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The last contact was made on 4/15/2020, in which the borrower had a payment inquiry and discussed a possible forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  3rd party called to make a payment and wanted to see if previous payment had been returned or will it go through again. 3rd party was advised that it had already had 2 attempts to process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111406	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower called to make a payment of $XXXX.XX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111424	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2019.  The borrower called to get payment information on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111404	3	[3] Collection Comments - Incomplete -: Missing 06/01/2017 - 01/15/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607111333	2	[2] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower advised that they were getting caught up, they were just waiting on a check at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the borrower stated they filed an insurance claim for the property and was waiting on the funds; the details of the damages were not provided. There was no further reference to a claim or the status of the damages.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607112245	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112058	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Outbound customer call -    spoke with borrower he. stated that hardship is resolved and will   have may payment in before the end of the grace period
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112959	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  Notes of 04/28/2020 indicated borrower was contacted and forbearance was set up on account. No reason for delinquency was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments XX/XX/XXXX the subject is located in a XXX Disaster area, damages were reported and claim was closed XX/XX/XXXX as it was non-monitored.	05/31/2020	04/30/2020
607112941	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/10/2020
607113139	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Borrower called in to have unapplied funds moved to their monthly payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/04/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Unable to locate status, status date, chapter and date of filing in the material dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111291	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2020.  The borrower called in to make a 2 payments and advised that they will be able to get caught up this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/30/2020
607110591	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  The borrower called in to discuss options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111397	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower promises to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/17/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112082	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2019.  Spoke to borrower and went over account status and payment and workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2020.  The borrower made a payment in amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111386	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019.  The borrower called to make a payment but refused to pay phone fee therefore decided to make the payment online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit dispute regarding the bankruptcy reporting.  A correction was sent out all of the credit agencies to suppress the reporting from 07/2012 through 03/2015.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111292	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower called in to schedule a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The borrower returned the servicer's call and scheduled a payment for 03/18/2020 in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112916	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower was advised of options after the forbearance ends.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110596	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2020.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower called and made a payment. Comment dated 05/12/2020 associate contacted borrower for a forbearance plan. Borrower stated they are on a fixed income and works a part time. Borrower stated they lost that job and refused the forbearance plan at this time as they will be making a payment by 06/02/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607112166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Borrower wanted payment made to be applied as a partial payment and wanted information on bi-weekly payment set-up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2019.  On 11/20/19 outbound call was made to borrower. Discussed payment due and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112139	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020.  Borrower accepted a 6 month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  A third party spoke to the servicer about assistance options.  They do not need assistance.  They made a payment today and set one up for the 28th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112865	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2020.  Borrower was contacted and stated he was at work before terminating call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  06/03/2019 Borrower called to change the due date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111303	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  The borrower authorized a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112154	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2020.  On 04/09/2020, the borrower called to inquire about escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments dated XX/XX/XXXX, there is evidence of a prior bankruptcy.	05/31/2020	04/30/2020
607110604	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2020.  Outbound call to borrower, she stated she was in bankruptcy and was not aware she missed a payment. Borrower was advised of repayment plan and stated she could not afford it but would pay what she could to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607111338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2020.  Borrower contacted servicer regarding payment information and payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607110695	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The last contact was made on 5/15/2020, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112192	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  The borrower called in to make a payment of $XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112064	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  A third party called to see if successor in interest documents were received.  The servicer advised them that last will is still needed.  They will send this in again.  The third party also said bankruptcy has been discharged.  The servicer will open a research request.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The borrower claimed on XX/XX/XXXX that the bankruptcy case was discharged. The discharge date is being researched by servicer as of the review date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607112911	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112215	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called on 7/1/2019 to inquire why a payment hadn't been withdrawn from her account yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111355	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110671	3	[3] Collection Comments - Incomplete -: Missing 07/20/2018 - 01/15/2019 [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2019.  On 12/13/2019 the borrower called in to advise that they'd be mailing the November payment by the 19th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607111351	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Borrower called to discuss billing statement
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/11/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to make a payment and disputed payment amount before making a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112061	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a XXX declared disaster are due to XXX as cited on XX/XX/XXXX. No damages reported.	05/31/2020	02/25/2020
607111283	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110573	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower scheduled payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112140	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower verified their information and inquired about refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster area per comments XX/XX/XXXX, no damages reported.	05/31/2020	05/30/2020
607112958	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  Borrower called payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called in and wanted to cancel the scheduled payment for June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower advised they did not need assistance and May payment was scheduled for the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110577	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower verified their information and requested information about forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111336	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  The borrower setup a payment for a future date.  The borrower has been affected by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112138	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2019.  11/06/2019 - Borrower called to confirm payments have posted correctly to account - advised yes - verified account demographics
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/17/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110693	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2020.  Borrower called in and promised to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/03/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to confirm there was no outstanding balance on account, servicer advised of balance and that loan was still due for December payment. Borrower states she was given incorrect information and told previous payment would cover it; servicer resolved by explaining.Borrower made December and January payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/26/2020
607112150	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  Outbound call to borrower, advised no assistance needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607110635	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/15/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower called to inquire about the email they received regarding options for their account when their forbearance expires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX declared disaster area due to XXX XX/XX/XXXX. The property damages have been repaired.	05/31/2020	05/30/2020
607113120	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  The borrower called in to discuss options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  The borrower scheduled a payment in the amount of $XXX and opted out of forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower inquired about a letter received; agent advised of payment returned for non sufficient funds and borrower stated would contact their bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110698	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Customer contacted the servicer schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112858	2	[2] Currently Delinquent Mortgage [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  borrower emailed regarding transfer from XXX to current servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Inspection cancelled.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112921	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111385	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  Called the borrower to see if assistance was needed borrower advised ex spouse lives in the property and to contact them.
On 05/15/2020, the last contact from the Borrower was via an inbound call in which the Borrower made a same day payment in the amount of $XXXX.XX. The Borrower was to call back for Forbearance assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/15/2020
607112241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower called in to confirm mailing address and to confirm payments have been applied. Borrower made a promise to pay via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110600	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called and requested a late fee removal. A one time fee removal request was submitted. The borrower stated impact by the pandemic but will continue to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110621	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2020.  The borrower called on 4/24/2020 to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110581	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112059	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  The borrower called in for assistance , Borrower advised she applied for a forbearance plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607112220	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Third party inquired about the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112969	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The borrower called to discuss forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112885	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2020.  The borrower called to get an update on their 1098 statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110697	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2020.  The borrower called to discuss a curtailment of income and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607113100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  Borroer called in to make a payment in the amount of $XXXX.XX. Service rep explored options with the borrower to avoid foreclosure. Borrower was denied a flex modification on 06/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111335	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  The borrower called in and requested the loan be reported on their credit, they were advised it was unable to be reported due to bankruptcy. The borrower was advised on refinance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/22/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received and resolved on 5/22/2020
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  XX/XX/XXXX Commentary states discharged Bankruptcy. There is no other information about the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX Commentary states claim was closed for property damages.	05/31/2020	05/29/2020
607111312	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower called on 5/11/2020 to make a payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/02/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer responded with credit correction. Issue appears to be resolved, comment dated 08/02/2019
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  Commentary shows bankruptcy filled, comment dated XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/17/2020
607112108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2019.  Borrower promise to pay $XXXX.XX by 12/03/2019 via the web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113050	3	[3] Collection Comments - Incomplete -: Missing 07/20/2018 - 10/09/2018 [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called to make a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/04/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed corporate advance amount from previous servicer due to inspection eautomated clearing house month. Servicer research request was completed 6/18/2019 in which the borrower was advised the inspection fees were valid and will remain on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/04/2020
607112991	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower called in regarding a misapplication of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  On 04/03/2020, the borrower called to inquire about forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a XXX disaster area due XXX noted on XX/XX/XXXX. No damages were reported.	05/31/2020	04/30/2020
607112882	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2020.  borrower called for payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111289	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  Borrower called to pay and declined assistance options  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  prior bankruptcy, details not provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607112259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  Borrower called to make two payments and curtailment of income was cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/24/2020
607111323	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower and 3rd party called in to update bank account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111278	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2019.  11/25/2019 inbound call borrower inquired about payment history April and August not showing current
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/24/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute, post petition mortgage payment provided, resolved 12/02/2019
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113019	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2019.  Borrower advised repayment plan and payment not received today, plan will have to start over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/24/2020
607112864	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019.  outbound call to borrower to collect past due payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2020.  Borrower was advised of the payment due date and amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112047	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2019.  Borrower promise to pay $XXXX.XX by 09/26/2019 via wire.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111346	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  Borrower called in about payment being sent back, I advised the payment is made through online banking. He advised he will call his bank to see when payment is going to be sent back. He advised the trustee kept two months of the payment. He will make the full payment when the payment is sent back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607111279	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  On 04/28/2020, the borrower called to inquire about bill statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/29/2020
607110588	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2019.  inbound call from borrower to cancel modification request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111412	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX comments noted on XX/XX/XXXX, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	05/31/2020	03/15/2020
607110699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  The borrower called in and made a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2019.  On 06/07/2019, the borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112986	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2020.  10/9/19: borrower call to schedule a payment
3/3/20-3rd party called in to make a payment and to find out the amount to reinstate the account. Only processed payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607113027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  On 07/15/2019, the borrower called to schedule a payment.  The borrower stated that the reason for default was that his daughter was in an accident, and their funds had to be used to go out of town.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/27/2020
607112227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2019.  Borrower promised to make payment on 11/08 and 11/25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111416	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112951	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower promise to pay $XXX.XX drafting by 04/17/2019 via the IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113042	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2020.  Borrower called in and promised to make a payment in the amount of $XXXX.XX via Bill Pay by 04/22/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Incident period: XX/XX/XXXX - XX/XX/XXXX with no damage reported.	05/31/2020	03/04/2020
607113049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113028	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  Borrower called to inform of the impact of the pandemic and discussed workout option of a forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607112240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower called on 05/14/2020 to reinstate the account and request a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607111296	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110709	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112019	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2020.  Borrower called about repayment plan updated financials the borrower was set up on plan as hardship has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112052	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110563	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/24/2020
607112867	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/16/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 9/16/2019, there appears to have been a credit bureau dispute that was resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113114	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2019.  The borrower called to see why payment amount was different. Servicer advised payment increase is due to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	05/31/2020	03/15/2020
607112100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  4/13/20: 3rd party and stated was in the hospital for three months.  3rd party said sent in march and april payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112128	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2020.  The borrower called to see if he is current. The borrower made a promised to pay $XXX.XX by 02/18/2020 via web. No additional questions from borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/09/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called and wanted to see about stopping a payment that was made on the weekend for $XXXX.XX.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112165	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called in regarding the payment increase and was advised the interest rate increased as well as the taxes and insurance.  The borrower requested a loan history and was advised can write to the research department if there are any problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110566	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXX disaster area noted on XX/XX/XXXX; no evidence of damages.	05/31/2020	05/31/2020
607112926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019.  Talked to borrower regarding payment.  Will make $XXX Payment on the 18th of September via website to complete August payment and will then be due for September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111294	2	[2] Currently Delinquent Mortgage [2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  AUD sent to credit bureaus for correction on 7/12/2019. Payment dispute still active
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607112195	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called to make a to pay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112184	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2020.  Borrower was set-up on a pandemic forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/20/2020
607113084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  Borrower wanted to make a partial payment but was advised of needing a minimum of one payment before taking partial payments. Borrower made a promise to pay by 04/22/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112115	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2020.  The borrower called in to make the March and April payment. Borrower stated they will try to make the May payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111367	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2019.  Borrower made a promise to pay $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111372	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Call and spoke with the borrower who scheduled a payment in the amount of $XXXX.XX 08/12 for the month of  August via speed pay and also 09/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  Borrower has been out of work for 3 weeks. Promised to mail 2 payments on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112118	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/22/2020
607111994	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2020.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Borrower called for payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2019.  The borrower called in to pay the reinstatement amount and asked the $19 fee to be waived one time, on 12/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113013	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  05/03/2019 - Talked to borrower - advised received property in the legal separation order - requested documents from borrower  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113077	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112169	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called and stated will make rest of payment by 05/30/2020; declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  Comments show contact with borrower regarding modification they need to sign and return. Borrower advised would have them back by the end of the week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111302	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  The borrower called to discuss the past due letter received and stated payments have been submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607113031	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2020.  Third party called on 5/18/2020 regarding forbearance due to pandemic
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112123	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower called in to inquire as to why Servicer had someone take pictures of their home and requested a copy of the loan history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607113106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower called about setting up bi weekly payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112873	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower borrower scheduled a promise to pay by 08/20/2019 and verified insurance on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112133	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/15/2020
607110602	2	[2] Currently Delinquent Mortgage [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2020.  On 05/02/2020, the borrower called to inquire about escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/01/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing the terms of the loan finding discrepancies when loan transferred from prior servicer and payment increased.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113103	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/05/2020.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in inquiring on missing payment.  Agent advised if check does not come in put stop payment on the check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607112032	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2020.  The borrower called to make a payment. Also stated will make the June payment on 6/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607112242	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Comments show borrower contact regarding loan status and payments, servicer discussed possible workout option to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/12/2020
607111330	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower authorized a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111349	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  Borrower called in to make payment of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112113	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019.  Spoke to borrower's spouse who stated borrower needed the address for insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607112050	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2020.  The borrower called about account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607111361	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  The customer called to make a payment and stated that never requested a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112000	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2019.  Customer call in and made a payment in the amount of $XXXX.XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2019.  Per the comments, borrower called to reset password. Agent set a temporary password and the borrower was able to sign in and make October payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  Authorized third party called in to discuss lender placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2020.  Borrower called to inquire why the payment was not taken out of their account. Advised an incorrect account was used. Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607112122	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  Authorized third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Per comments 2 prior bankruptcies filed, #XXX and #XXX. The current filing date was not evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/26/2020
607112207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110589	2	[2] Currently Delinquent Mortgage [2] Delinquent Taxes - Delinquent taxes, sold within redemption period	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The commentary dated XX/XX/XXXX notes delinquent tax years for XXXX/XXXX. Delinquent amount $X.XX and $X.XX for penalties. The tax sale date was XX/XX/XXXX. There is no evidence of the taxes being paid.	05/31/2020	05/31/2020
607111360	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2019.  Inbound call, Borrower made payment, promised another payment in 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112943	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2020.  The borrower called to inquire about escrows.
04/072020-Borrower called due to disaster impact and inquire about possible workout options due to pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/16/2020
607113078	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/19/2020
607112094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2019.  The borrower called to make two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112938	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2020.  The borrower called for escrow inquiry
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/28/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower submitted a payment dispute in the amount of $1850.00. Servicer sent a letter stating unable to locate the payment amount and information provided was not sufficient to locate the payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112900	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2020.  The borrower called advised needs last 4 year end statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112075	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  Outbound call to borrower to confirm forbearance plan has been set up and advised of follow up to review possible options once the forbearance is completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/02/2018.  The dispute type is Verbal and the reason is Inspection Results Percentage dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower requested to dispute the inspection results percentage. The borrower advised all repairs are complete. A request was sent to obtain new results.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112141	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2020.  The borrower called in to make may and june payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110673	2	[2] Currently Delinquent Mortgage [2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Third party called on 04/29/2020 advising both borrowers were deceased, and discussed taking over the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110669	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called and stated would make payment on 05/31/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110657	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2019.  Authorized party called in and made a payment in amount of $XXX.XX and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607110667	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  Borrower scheduled a payment in the amount of $XXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/23/2020
607111288	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2020.  Borrower called in to reinstate the loan.  Payment of $XXXX.XX made to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/27/2020
607112158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112982	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  Borrower promised to pay by 3/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111374	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  Authorized third party called and scheduled a payment in the amount of $XXXX.XX for 04/01/2020 and for 4/24/2020 in the amount of $XXXX.XX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/27/2020
607113073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower called in and asked about monthly statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/21/2020
607110677	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2020.  Comments show borrower contact regarding loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/07/2020
607110592	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111324	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called in regarding forbearance plan.  Agent explained of the June 30th expiration date of the offer. Borrower stated sent in payment 5/28, agent advise will be applied to Marchs payment..  Agent explained if not able to reinstate the account had other options. and eligible for a modification but not a guarantee, call transferred and agent extended forbearance for 3 additional months
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607113091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112088	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Borrower called about payment on account and promised to pay $XXXX.XX and verified demo.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111997	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/28/2020
607112161	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2019.  Per the comments, borrower called to confirm that modification documents were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2020.  Borrower 1 called to advise the Servicer that borrower 2 was out of work but is now back working. The Servicer was also advised the borrowers were impacted by the pandemic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110620	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020.  Borrower called in for status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607111375	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2019.  Borrower called to ask if she could extend the date on the draft, advised she could but online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2020.  Borrower scheduled a payment in the amount of $XXXX.XX. Borrower got upset when other items were asked
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111418	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2019.  The borrower called on 11/4/2019 to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112871	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2020.  Borrower made a promise to pay $XXXX.XX scheduled for 3/4/20.  Went over financials with borrower.  Advised borrower of credit reporting and late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/05/2020
607110650	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113029	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2017.  On 06/06/2017 Borrower called to request 1098 year end document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111354	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2020.  Borrower called to inquire about pandemic relief options. A 6 month forbearance was approved and accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112997	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110689	2	[2] Currently Delinquent Mortgage [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/29/2020
607111322	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2020.  The authorized party stated the reason for default was marital difficulties / divorce and discussed the modification payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110590	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  A3P wanted to know if payment posted because it did not come out of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607113115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  On 03/19/2019 Borrower called for status on account. Borrower was provided with know your options for available assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  XX/XX/XXXX Commentary states discharged Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112200	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2020.  Authorized third party made a payment in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112102	2	[2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2020.  Borrower called in to make a payment iao $XXX.XX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  coded as a payment dispute but was an explanation as of an increase in payment due to an escrow shortage
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607111332	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2020.  Talked to customer in reference to delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. No property damages were reported.	05/31/2020	04/30/2020
607112251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607111358	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  Borrower called in for next payment due and stated will be making payment on Saturday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607113056	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  The borrower called on 05/01/2020 to inquire about a late fee on the account although they were on a forbearance plan. The servicer advised the plan was not active in 04/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2020.  The borrower confirmed receipt of the modification document and will return them asap.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607110687	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modification was completed XX/XX/XXXX.	05/31/2020	03/15/2020
607113000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2020.  The last contact was made on 5/15/2020, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607112201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Borrower called inbound regarding payment information, was advised that payment was not received and borrower stated that he would make the payment on the internet. Borrower promised to pay $XXXX.XX by 7-2-2019 and asked to be transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112120	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2020.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/19/2020
607112217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112993	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112990	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  6-5-2019: The borrower called in to say that he will pay make May payment in June and later in June he will pay again so that he will be caught up by July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2020.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607111327	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2020.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607111996	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  The borrower called to set up a payment on 03/31/2020 in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/10/2020
607112202	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2019.  Borrower wanted to know how to delete their bank account info from their file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110626	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2020.  Borrower made two payments and set up a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a XXX Disaster area per comments XX/XX/XXXX, no damages reported.	05/31/2020	03/15/2020
607113133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110597	3	[3] Collection Comments - Incomplete -: Missing [2] Currently Delinquent Mortgage [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2020.  Borrower called to set up a payment for 05/01/2020.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/08/2020.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stating payments pulled on the wrong date. Servicer reviewed and determined draft date was servicer error; no fees were charged.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Spoke to borrower- advised modification booked- first post modification payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607110587	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2020.  The borrower authorized a payment in the amount of $XXX to bring the loan current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/28/2020.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dipute listed as payment history correction on 01/28/2020.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/30/2020
607110593	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Third party called in to get general account information. The agent notified the third party that they are not authorized to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112205	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2020.  Authorized third party, spouse, called in to make payment to bring account current.  Third party stated was still considering modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/17/2020
607113096	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2020.  The borrower called in and a payment was made to reinstate the loan in the amount of $XXXX.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607112145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2020.  borrower called to discuss billing statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/28/2020
607110584	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2020.  The borrower called in to make a payment. Advised still due for February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/31/2020
607112117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2019.  The borrower was contacted regarding payment due and made promise to pay before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112146	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  On 3/15/2019, the borrower sent in an email wondering how they can add their spouse to the loan so it's in both of their names.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112092	3	[3] MI Not Being Paid As Required [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2020.  The borrower called in and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/19/2020
607112045	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2019.  Borrower promise to pay $XXX drafting on 11/07/2019.
12/19/2019 - Borrower called to make a payment in the amount of $XXX -- verified account demographics
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020
607112904	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2019.  Spoke with borrower, borrower called in to make a payment for $XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607113023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2019.  On 12/11/2019 borrower contacted servicer to make a payment of $XXXX.XX and scheduled Oct. and Nov., also advised will make Dec. payment this month but unsure of date. Servicer assisted with setting up reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/29/2020
607110595	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2020.  Borrower made a promise to pay $XXXX.XX by 2/16/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/26/2020
607110612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2020.  Borrower was advised of account status and total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112186	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2020.  Borrower called in to schedule two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	02/28/2020
607112945	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2020.  Borrower called to see if their insurance was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/31/2020
607112956	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2019.  The borrower informed the servicer on 09/17/2019 that the account will be made current in the near future.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	04/30/2020
607113064	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2020.  The borrower called in and stated they were attempting to bring the account current. The borrower did not need assistance. The borrower scheduled payments in the amount of $XXXX.XX for 05/15/20, 06/01/20 and 06/15/2020.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	05/13/2020
607111423	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 05/01/2020.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	05/31/2020	03/15/2020